UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.7%
12,188		Delphi Automotive plc	$914,344
1,931	*,e	Tesla Motors, Inc	443,686

		TOTAL AUTOMOBILES & COMPONENTS	1,358,030

CAPITAL GOODS - 4.8%
6,856		Honeywell International, Inc	768,215
2,798	*	Middleby Corp	298,742
6,358		Northrop Grumman Corp	1,258,248
5,300		Raytheon Co	649,939
4,096		Roper Industries, Inc	748,626
2,300	*	Univar, Inc	39,514

		TOTAL CAPITAL GOODS	3,763,284

COMMERCIAL & PROFESSIONAL SERVICES - 3.3%
28,733		Nielsen NV	1,513,080
12,681	*	Verisk Analytics, Inc	1,013,465

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,526,545

CONSUMER DURABLES & APPAREL - 2.1%
11,701		Mattel, Inc	393,388
17,845		Nike, Inc (Class B)	1,096,932
1,532		Ralph Lauren Corp	147,470

		TOTAL CONSUMER DURABLES & APPAREL	1,637,790

CONSUMER SERVICES - 6.9%
12,583		ARAMARK Holdings Corp	416,749
1,293	*	Chipotle Mexican Grill, Inc (Class A)	608,964
34,002	*	Norwegian Cruise Line Holdings Ltd	1,879,971
32,943		Starbucks Corp	1,966,697
6,297		Starwood Hotels & Resorts Worldwide, Inc	525,359

		TOTAL CONSUMER SERVICES	5,397,740

DIVERSIFIED FINANCIALS - 2.1%
16,205		Charles Schwab Corp	454,064
1,760		IntercontinentalExchange Group, Inc	413,847
5,244		McGraw-Hill Financial, Inc	519,051
7,626	*	Synchrony Financial	218,561

		TOTAL DIVERSIFIED FINANCIALS	1,605,523

ENERGY - 0.4%
4,197		EOG Resources, Inc	304,618

		TOTAL ENERGY	304,618

FOOD, BEVERAGE & TOBACCO - 3.0%
8,210		Molson Coors Brewing Co (Class B)	789,638
8,575	*	Monster Beverage Corp	1,143,733
8,692		Pinnacle Foods, Inc	388,359

		TOTAL FOOD, BEVERAGE & TOBACCO	2,321,730

HEALTH CARE EQUIPMENT & SERVICES - 3.2%
23,693	*	Cerner Corp	1,254,781
2,052	*	Intuitive Surgical, Inc	1,233,355

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,488,136

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
13,463		Estee Lauder Cos (Class A)	1,269,695

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,269,695

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.5%
15,046		Monsanto Co	$1,320,136
7,981		PPG Industries, Inc	889,802
1,880		Sherwin-Williams Co	535,179

		TOTAL MATERIALS	2,745,117

MEDIA - 5.5%
10,386		CBS Corp (Class B)	572,165
25,182		Comcast Corp (Class A)	1,538,116
10,312		Time Warner, Inc	748,136
14,049		Walt Disney Co	1,395,206

		TOTAL MEDIA	4,253,623

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.7%
5,429	*	Alexion Pharmaceuticals, Inc	755,825
5,726	*	Allergan plc	1,534,740
832	*	Biogen Idec, Inc	216,586
896	*	BioMarin Pharmaceutical, Inc	73,902
16,991		Bristol-Myers Squibb Co	1,085,385
21,205	*	Celgene Corp	2,122,409
3,350		Eli Lilly & Co	241,234
8,194		Gilead Sciences, Inc	752,701
5,074	*	Illumina, Inc	822,546
6,142		Johnson & Johnson	664,564
13,312		Teva Pharmaceutical Industries Ltd (ADR)	712,325
7,251		Thermo Electron Corp	1,026,669
14,404		Zoetis Inc	638,529

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,647,415

REAL ESTATE - 0.1%
2,348	*	CBRE Group, Inc	67,669

		TOTAL REAL ESTATE	67,669

RETAILING - 7.7%
5,341	*	Amazon.com, Inc	3,170,631
6,453		Expedia, Inc	695,763
11,835		Home Depot, Inc	1,579,144
4,919	*	NetFlix, Inc	502,869

		TOTAL RETAILING	5,948,407

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
17,340	e	ARM Holdings plc (ADR)	757,585
4,210		Broadcom Ltd	650,445

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,408,030

SOFTWARE & SERVICES - 31.7%
23,239		Activision Blizzard, Inc	786,408
27,445	*	Adobe Systems, Inc	2,574,341
3,285	*	Alibaba Group Holding Ltd (ADR)	259,613
2,455	*	Alphabet, Inc (Class A)	1,872,919
3,806	*	Alphabet, Inc (Class C)	2,835,280
7,707		Automatic Data Processing, Inc	691,395
10,678	*	eBay, Inc	254,777
22,887	*	Facebook, Inc	2,611,407
28,646		Intuit, Inc	2,979,470
24,409		Mastercard, Inc (Class A)	2,306,651
33,575		Microsoft Corp	1,854,347
8,225	*	PayPal Holdings, Inc	317,485
11,521	*	Red Hat, Inc	858,430
21,213	*	Salesforce.com, Inc	1,566,156
29,802		Visa, Inc (Class A)	2,279,257
14,406	*	Yahoo!, Inc	530,285

		TOTAL SOFTWARE & SERVICES	24,578,221

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
26,642		Apple, Inc	2,903,712

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,903,712

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 1.1%
16,155	*	Level 3 Communications, Inc	$853,792

		TOTAL TELECOMMUNICATION SERVICES	853,792

TRANSPORTATION - 1.5%
8,224		Delta Air Lines, Inc	400,344
19,312	*	Hertz Global Holdings, Inc	203,355
6,763		Union Pacific Corp	537,997

		TOTAL TRANSPORTATION	1,141,696

		TOTAL COMMON STOCKS (Cost $57,895,358)	77,220,773

SHORT-TERM INVESTMENTS - 1.6%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
1,214,867	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	1,214,867

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,214,867

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,214,867)	1,214,867

		TOTAL INVESTMENTS - 101.0% (Cost $59,110,225)	78,435,640
		OTHER ASSETS & LIABILITIES, NET - (1.0)%	(803,845)

		NET ASSETS - 100.0%	$77,631,795

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,189,073.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

BANKS - 5.1%
87,791		Bank of America Corp	$1,186,935
27,401		Citigroup, Inc	1,143,992
4,665		Comerica, Inc	176,664
25,051		JPMorgan Chase & Co	1,483,520
18,867		New York Community Bancorp, Inc	299,985
31,245		Wells Fargo & Co	1,511,008
17,321		Zions Bancorporation	419,341

		TOTAL BANKS	6,221,445

CAPITAL GOODS - 7.2%
3,622	p	3M Co	603,534
1,538	p	Acuity Brands, Inc	335,499
10,885		Caesarstone Sdot-Yam Ltd	373,900
9,288	e	Fastenal Co	455,112
63,228	p	General Electric Co	2,010,018
13,655		Honeywell International, Inc	1,530,043
8,591		Illinois Tool Works, Inc	880,062
4,105		Northrop Grumman Corp	812,380
2,231	p	Paccar, Inc	122,013
7,516	p	Raytheon Co	921,687
2,319		Snap-On, Inc	364,060
3,572	*,p	WABCO Holdings, Inc	381,918

		TOTAL CAPITAL GOODS	8,790,226

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
5,719		Equifax, Inc	653,624

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	653,624

CONSUMER DURABLES & APPAREL - 3.5%
8,044		DR Horton, Inc	243,170
3,779	*	G-III Apparel Group Ltd	184,755
22,111	*	Kate Spade & Co	564,273
1,200	*,e,p	Lululemon Athletica, Inc	81,252
20,072		Mattel, Inc	674,821
2,821	*,p	Mohawk Industries, Inc	538,529
13,244		Newell Rubbermaid, Inc	586,577
7,648		Nike, Inc (Class B)	470,123
4,487	p	PVH Corp	444,482
9,460		Sony Corp	243,227
11,693	*,g	Spin Master Corp	206,535

		TOTAL CONSUMER DURABLES & APPAREL	4,237,744

CONSUMER SERVICES - 2.6%
7,151		McDonald’s Corp	898,738
22,577	*	MGM Resorts International	484,051
10,226	*,p	Norwegian Cruise Line Holdings Ltd	565,395
10,568	p	Sonic Corp	371,571
14,411		Starbucks Corp	860,337

		TOTAL CONSUMER SERVICES	3,180,092

DIVERSIFIED FINANCIALS - 2.1%
36,653		ING Groep NV	438,619
3,399		IntercontinentalExchange Group, Inc	799,241
10,104		Lazard Ltd (Class A)	392,035
5,309		London Stock Exchange Group plc	214,458
19,952		Morgan Stanley	499,000
3,626		Oaktree Capital Group LLC	178,871

		TOTAL DIVERSIFIED FINANCIALS	2,522,224

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ENERGY - 6.0%
10,985		Anadarko Petroleum Corp	$511,572
6,732		Chevron Corp	642,233
7,611	*	Concho Resources, Inc	769,015
25,600	*,e	Continental Resources, Inc	777,216
4,823	*	Diamondback Energy, Inc	372,239
14,048		EOG Resources, Inc	1,019,604
11,789		Hess Corp	620,691
9,417	*	Newfield Exploration Co	313,115
15,029		Occidental Petroleum Corp	1,028,434
4,995		Pioneer Natural Resources Co	702,996
9,741	e	Range Resources Corp	315,414
6,682	*	RSP Permian, Inc	194,045

		TOTAL ENERGY	7,266,574

FOOD & STAPLES RETAILING - 0.7%
23,116		Kroger Co	884,187

		TOTAL FOOD & STAPLES RETAILING	884,187

FOOD, BEVERAGE & TOBACCO - 8.3%
47,145		Britvic plc	480,478
45,274		Coca-Cola Co	2,100,261
14,299		ConAgra Foods, Inc	638,022
4,223		Constellation Brands, Inc (Class A)	638,053
1,606		Diageo plc (ADR)	173,239
6,879		Molson Coors Brewing Co (Class B)	661,622
15,302	p	Mondelez International, Inc	613,916
5,113	*	Monster Beverage Corp	681,972
17,878		PepsiCo, Inc	1,832,137
17,194		Philip Morris International, Inc	1,686,903
6,310	p	Pinnacle Foods, Inc	281,931
7,201		Reynolds American, Inc	362,283
1,111		Snyder’s-Lance, Inc	34,974

		TOTAL FOOD, BEVERAGE & TOBACCO	10,185,791

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
13,403		Baxter International, Inc	550,595
32,615	*	Boston Scientific Corp	613,488
8,166	*,p	Edwards Lifesciences Corp	720,323
6,571	*	Express Scripts Holding Co	451,362
12,840	*	Hologic, Inc	442,980
963	*,p	Intuitive Surgical, Inc	578,811
15,419		Medtronic plc	1,156,425
4,640		Olympus Corp	180,144
4,587		STERIS plc	325,906
6,193	p	Universal Health Services, Inc (Class B)	772,391
4,578	*	VCA Antech, Inc	264,105
2,038	*,p	WellCare Health Plans, Inc	189,025

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	6,245,555

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
3,971		Beiersdorf AG.	357,684
3,297		Kimberly-Clark Corp	443,479
7,919		Procter & Gamble Co	651,813

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,452,976

INSURANCE - 3.9%
12,902		American International Group, Inc	697,353
9,570	*	Berkshire Hathaway, Inc (Class B)	1,357,792
10,447		Chubb Ltd	1,244,760
17,505		Metlife, Inc	769,170
18,518		XL Capital Ltd	681,462

		TOTAL INSURANCE	4,750,537

MATERIALS - 3.2%
4,303		Air Products & Chemicals, Inc	619,847
18,153	p	Barrick Gold Corp	246,518
24,177		Dow Chemical Co	1,229,642

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

8,657		PPG Industries, Inc	$965,169
3,688	p	Scotts Miracle-Gro Co (Class A)	268,376
525		Syngenta AG.	217,716
6,091		WestRock Co	237,732
1,675	*	WR Grace & Co	119,226

		TOTAL MATERIALS	3,904,226

MEDIA - 3.4%
6,910	*,p	AMC Networks, Inc	448,735
16,158		Comcast Corp (Class A)	986,931
8,596	*	DreamWorks Animation SKG, Inc (Class A)	214,470
7,909	*,p	IMAX Corp	245,891
13,056	e	Lions Gate Entertainment Corp	285,274
2,755		Scripps Networks Interactive (Class A)	180,452
18,520		Sky plc	272,143
9,875		Viacom, Inc (Class B)	407,640
11,030		Walt Disney Co	1,095,389

		TOTAL MEDIA	4,136,925

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
21,588		AbbVie, Inc	1,233,107
4,018	*	Allergan plc	1,076,944
7,800		Amgen, Inc	1,169,454
11,065	e	AstraZeneca plc (ADR)	311,590
5,339	*,p	BioMarin Pharmaceutical, Inc	440,361
18,991		Bristol-Myers Squibb Co	1,213,145
16,229		Eli Lilly & Co	1,168,650
13,636	,p	Gilead Sciences, Inc	1,252,603
17,339	*	H Lundbeck AS	571,857
8,126		Ipsen	465,963
3,405	*	Jazz Pharmaceuticals plc	444,523
1,801	*,e	Ligand Pharmaceuticals, Inc (Class B)	192,869
56,261		Pfizer, Inc	1,667,576
311		UCB S.A.	23,740

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,232,382

RETAILING - 6.5%
3,062	*	Amazon.com, Inc	1,817,726
861	*,p	AutoZone, Inc	685,950
8,215	*,p	Dollar Tree, Inc	677,409
16,756		Home Depot, Inc	2,235,753
9,024		Inditex S.A.	302,481
51,496	*	JC Penney Co, Inc	569,546
11,614	*,p	Michaels Cos, Inc	324,843
3,146	*	NetFlix, Inc	321,616
2,322	*	O’Reilly Automotive, Inc	635,438
1,699	*	Ulta Salon Cosmetics & Fragrance, Inc	329,164

		TOTAL RETAILING	7,899,926

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
9,625		Analog Devices, Inc	569,704
28,348		Applied Materials, Inc	600,411
5,380		Broadcom Ltd	831,210
26,989		Intel Corp	873,094
12,789	*	Microsemi Corp	489,946
11,063		Nvidia Corp	394,175
5,153	*	NXP Semiconductors NV	417,754

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,176,294

SOFTWARE & SERVICES - 14.9%
8,373	*	Adobe Systems, Inc	785,387
5,198	*	Alphabet, Inc (Class C)	3,872,250
5,523	*,p	CyberArk Software Ltd	235,445
10,333	*	Electronic Arts, Inc	683,115
21,578	*	Facebook, Inc	2,462,050
1,610		International Business Machines Corp	243,834
4,925	*,p	Manhattan Associates, Inc	280,085
60,818		Microsoft Corp	3,358,978
2,139	*,p	MicroStrategy, Inc (Class A)	384,421

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

17,290		Oracle Corp	$707,334
3,979	*,e	Proofpoint, Inc	213,991
17,273	*	Salesforce.com, Inc	1,275,266
30,813		Symantec Corp	566,343
12,489	*	Take-Two Interactive Software, Inc	470,461
18,461		Tencent Holdings Ltd	377,423
19,291		Visa, Inc (Class A)	1,475,376
61,450	*,g	Worldpay Group plc	242,098
14,268	*	Yahoo!, Inc	525,205

		TOTAL SOFTWARE & SERVICES	18,159,062

TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
41,751		Apple, Inc	4,550,442
56,023		Cisco Systems, Inc	1,594,975
5,516	*	Cray, Inc	231,175
28,263	*	Flextronics International Ltd	340,852
22,815	*,p	Infinera Corp	366,409
50,912		Nokia Corp	300,890
4,774		Qualcomm, Inc	244,142
4,058	*	Universal Display Corp	219,538

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	7,848,423

TELECOMMUNICATION SERVICES - 2.4%
12,781	*	Level 3 Communications, Inc	675,476
16,703	*	T-Mobile US, Inc	639,725
29,943		Verizon Communications, Inc	1,619,317

		TOTAL TELECOMMUNICATION SERVICES	2,934,518

TRANSPORTATION - 2.0%
17,768		Delta Air Lines, Inc	864,946
4,866	p	Kansas City Southern Industries, Inc	415,800
11,313		United Parcel Service, Inc (Class B)	1,193,182

		TOTAL TRANSPORTATION	2,473,928

UTILITIES - 2.3%
3,152		American Electric Power Co, Inc	209,293
7,693		American Water Works Co, Inc	530,278
8,692		NextEra Energy, Inc	1,028,611
15,254		NiSource, Inc	359,384
5,042	p	Sempra Energy	524,620
6,091	e	SPDR S&P Metals & Mining ETF	124,805

		TOTAL UTILITIES	2,776,991

		TOTAL COMMON STOCKS (Cost $97,102,604)	121,933,650

PURCHASED OPTIONS - 0.0%

CONSUMER DURABLES & APPAREL - 0.0%
400		G-III Apparel Group Ltd	400

		TOTAL CONSUMER DURABLES & APPAREL	400

CONSUMER SERVICES - 0.0%
500		Norwegian Cruise Line Holdings Ltd	735

		TOTAL CONSUMER SERVICES	735

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
1,300		Express Scripts Holding Co	1,638

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,638

MEDIA - 0.0%
1,100		Time Warner, Inc	132
800		Walt Disney Co	240

		TOTAL MEDIA	372

SOFTWARE & SERVICES - 0.0%
500		CyberArk Software Ltd	500

		TOTAL SOFTWARE & SERVICES	500

		TOTAL PURCHASED OPTIONS (Cost $4,011)	3,645

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 1.5%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
1,842,939	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$1,842,939

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,842,939

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,842,939)	1,842,939

		TOTAL INVESTMENTS - 101.4% (Cost $98,949,554)	123,780,234
		OTHER ASSETS & LIABILITIES, NET - (1.4)%	(1,661,548)

		NET ASSETS - 100.0%	$122,118,686

Abbreviation(s):

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,810,542.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2016, the total value of these securities amounted to $448,633 or 0.4% of net assets.

p	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 0.4%
4,432	*	American Axle & Manufacturing Holdings, Inc	$68,208
16,363		Ford Motor Co	220,901

		TOTAL AUTOMOBILES & COMPONENTS	289,109

BANKS - 9.9%
111,762		Bank of America Corp	1,511,022
4,623		CIT Group, Inc	143,452
18,737		Citigroup, Inc	782,270
4,130		Comerica, Inc	156,403
7,746	*	Hilltop Holdings, Inc	146,244
5,167		Huntington Bancshares, Inc	49,293
14,830		Investors Bancorp, Inc	172,621
14,907		JPMorgan Chase & Co	882,793
11,622		New York Community Bancorp, Inc	184,790
35,463		Regions Financial Corp	278,385
21,872		Sberbank of Russian Federation (ADR)	151,834
13,507		TCF Financial Corp	165,596
30,989		Wells Fargo & Co	1,498,628
12,237		Zions Bancorporation	296,258

		TOTAL BANKS	6,419,589

CAPITAL GOODS - 6.7%
4,452	*	AerCap Holdings NV	172,559
1,187		General Dynamics Corp	155,936
34,253		General Electric Co	1,088,903
1,592		Ingersoll-Rand plc	98,720
10,748	e	Joy Global, Inc	172,720
3,766		L-3 Communications Holdings, Inc	446,271
7,343		Masco Corp	230,937
1,260		Raytheon Co	154,514
10,725		SPX Corp	161,089
10,787	*	SPX FLOW, Inc	270,538
14,819		Terex Corp	368,697
5,236		Timken Co	175,354
13,022		Triumph Group, Inc	409,933
3,260		United Technologies Corp	326,326
3,821	*	USG Corp	94,799

		TOTAL CAPITAL GOODS	4,327,296

CONSUMER DURABLES & APPAREL - 3.3%
12,961		Coach, Inc	519,606
19,093		Mattel, Inc	641,907
92,402	*,e	Pioneer Corp	244,957
24,612		Pulte Homes, Inc	460,491
3,501		Sony Corp	90,015
7,860		Sony Corp (ADR)	202,159

		TOTAL CONSUMER DURABLES & APPAREL	2,159,135

CONSUMER SERVICES - 3.2%
13,027		ARAMARK Holdings Corp	431,454
3,575		Carnival Corp	188,653
25,002		Extended Stay America, Inc	407,533
14,972	*	MGM Resorts International	321,000
11,956		Restaurant Brands International, Inc	464,251
59,601		Sands China Ltd	243,315

		TOTAL CONSUMER SERVICES	2,056,206

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 5.5%
3,839		American Express Co	$235,715
4,356		Bank of New York Mellon Corp	160,431
1,460		Capital One Financial Corp	101,193
3,194		Goldman Sachs Group, Inc	501,394
19,726		ING Groep NV (ADR)	235,331
2,513		iShares Dow Jones US Real Estate Index Fund	195,662
5,347		Legg Mason, Inc	185,434
13,273		Morgan Stanley	331,958
2,274		State Street Corp	133,074
51,915	*	Synchrony Financial	1,487,884

		TOTAL DIVERSIFIED FINANCIALS	3,568,076

ENERGY - 12.9%
3,058		Anadarko Petroleum Corp	142,411
12,841		Apache Corp	626,769
2,953		Baker Hughes, Inc	129,430
362		California Resources Corp	372
12,939		Chevron Corp	1,234,381
2,753	*	Concho Resources, Inc	278,163
3,016	*	Continental Resources, Inc	91,566
10,988	*	Devon Energy Corp	301,511
2,040	*	Diamondback Energy, Inc	157,447
6,113		EOG Resources, Inc	443,682
9,921		Exxon Mobil Corp	829,296
4,716		Hess Corp	248,297
12,481		Kinder Morgan, Inc	222,911
14,284		Marathon Oil Corp	159,124
22,277	*,e	Matador Resources Co	422,372
4,874	*	Newfield Exploration Co	162,061
3,863		Occidental Petroleum Corp	264,345
12,183	*	Parsley Energy, Inc	275,336
5,199		Pioneer Natural Resources Co	731,707
10,200	e	RPC, Inc	144,636
14,962	*	RSP Permian, Inc	434,496
9,303		Schlumberger Ltd	686,096
48,343	*	Weatherford International Ltd	376,109

		TOTAL ENERGY	8,362,518

FOOD & STAPLES RETAILING - 1.0%
1,867		Walgreens Boots Alliance, Inc	157,276
7,122		Wal-Mart Stores, Inc	487,786

		TOTAL FOOD & STAPLES RETAILING	645,062

FOOD, BEVERAGE & TOBACCO - 3.9%
12,812		ConAgra Foods, Inc	571,672
2,865		Kraft Heinz Co	225,074
814		Molson Coors Brewing Co (Class B)	78,290
8,139		Mondelez International, Inc	326,537
5,094		Philip Morris International, Inc	499,772
18,057		Pinnacle Foods, Inc	806,787
166		Snyder’s-Lance, Inc	5,226

		TOTAL FOOD, BEVERAGE & TOBACCO	2,513,358

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
13,949		Abbott Laboratories	583,487
643		Anthem, Inc	89,371
1,228		Baxter International, Inc	50,446
22,705	*	Boston Scientific Corp	427,081
3,893	*	Express Scripts Holding Co	267,410
3,450		Medtronic plc	258,750
1,027		UnitedHealth Group, Inc	132,380
6,489	*	WellCare Health Plans, Inc	601,855
3,833		Zimmer Holdings, Inc	408,713

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,819,493

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
17,378		Procter & Gamble Co	1,430,383

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,430,383

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

INSURANCE - 6.8%
4,071		Allstate Corp	$274,263
9,759		American International Group, Inc	527,474
4,496	*	Berkshire Hathaway, Inc (Class B)	637,893
4,056		Chubb Ltd	483,272
9,992		Hartford Financial Services Group, Inc	460,431
12,169		Metlife, Inc	534,706
9,958		Principal Financial Group	392,843
2,947		Prudential Financial, Inc	212,832
2,450		Travelers Cos, Inc	285,940
2,375		W.R. Berkley Corp	133,475
12,470		XL Capital Ltd	458,896

		TOTAL INSURANCE	4,402,025

MATERIALS - 4.6%
393	e	Acerinox S.A.	4,540
2,361		Albemarle Corp	150,939
27,321		Alcoa, Inc	261,735
10,473		Axiall Corp	228,730
4,546		Dow Chemical Co	231,210
4,507		EI du Pont de Nemours & Co	285,383
7,299	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	75,472
6,910	*	GCP Applied Technologies, Inc	137,785
61,514	*	Louisiana-Pacific Corp	1,053,119
17,953	*	Multi Packaging Solutions International Ltd	291,377
15,793		Olin Corp	274,325

		TOTAL MATERIALS	2,994,615

MEDIA - 0.8%
869		Naspers Ltd (N Shares)	121,138
1,789		Time Warner, Inc	129,792
3,253		Tribune Co	124,753
2,667		Viacom, Inc (Class B)	110,094

		TOTAL MEDIA	485,777

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
13,541		Agilent Technologies, Inc	539,609
1,477	*	Allergan plc	395,880
1,228		Baxalta, Inc	49,611
7,227	*	Endo International plc	203,440
7,267	*	H Lundbeck AS	239,673
8,867		Johnson & Johnson	959,409
12,748		Merck & Co, Inc	674,497
49,102		Pfizer, Inc	1,455,383

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,517,502

REAL ESTATE - 0.9%
660		AvalonBay Communities, Inc	125,532
325	*	Lifestyle Properties Development Ltd	75
4,309		Post Properties, Inc	257,420
21,868		WP GLIMCHER, Inc	207,527

		TOTAL REAL ESTATE	590,554

RETAILING - 1.2%
42,939	*	Groupon, Inc	171,327
200,000		Hengdeli Holdings Ltd	16,493
152,373	*	Intime Retail Group Co Ltd	124,117
44,114	*	JC Penney Co, Inc	487,901

		TOTAL RETAILING	799,838

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
41,222		Advanced Semiconductor Engineering, Inc (ADR)	241,149
46,031	e	Cypress Semiconductor Corp	398,628
23,903		Intel Corp	773,262
29,846		Marvell Technology Group Ltd	307,712

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

7,026	*	Mellanox Technologies Ltd	$381,723
29,504	*	ON Semiconductor Corp	282,943
2,357		Xilinx, Inc	111,793

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,497,210

SOFTWARE & SERVICES - 5.3%
1,606	*,e	Cimpress NV	145,648
2,154	*	Citrix Systems, Inc	169,261
4,770	*	eBay, Inc	113,812
2,647	*	Fortinet, Inc	81,078
4,522		Mentor Graphics Corp	91,932
13,972		Microsoft Corp	771,674
1,310	*	MicroStrategy, Inc (Class A)	235,433
14,325		Oracle Corp	586,036
3,723	*	Rackspace Hosting, Inc	80,380
4,329		Sabre Corp	125,195
9,667		Symantec Corp	177,679
4,665	*	Teradata Corp	122,410
19,466	*	Yahoo!, Inc	716,543

		TOTAL SOFTWARE & SERVICES	3,417,081

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
13,401	*	Ciena Corp	254,887
39,895		Cisco Systems, Inc	1,135,811
5,024		Corning, Inc	104,951
28,468		Hewlett Packard Enterprise Co	504,737
3,800		Hitachi High-Technologies Corp	106,974
14,713		HP, Inc	181,264
10,342	*	Lumentum Holdings, Inc	278,924
43,699		Nokia Corp	258,261
7,543		Qualcomm, Inc	385,749

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,211,558

TELECOMMUNICATION SERVICES - 3.1%
23,359		AT&T, Inc	914,972
10,406	*	Level 3 Communications, Inc	549,957
17,749		Telephone & Data Systems, Inc	534,068

		TOTAL TELECOMMUNICATION SERVICES	1,998,997

TRANSPORTATION - 1.6%
7,720		American Airlines Group, Inc	316,597
15,994	*,b,m	AMR Corp (Escrow)	160
31,955	*	Hertz Global Holdings, Inc	336,486
4,287		Kansas City Southern Industries, Inc	366,324

		TOTAL TRANSPORTATION	1,019,567

UTILITIES - 5.0%
3,474		American Electric Power Co, Inc	230,674
3,235		Duke Energy Corp	261,000
5,151	*	Dynegy, Inc	74,020
2,468		Edison International	177,424
2,977		Exelon Corp	106,755
6,666		FirstEnergy Corp	239,776
6,769		NextEra Energy, Inc	801,044
5,099		NRG Energy, Inc	66,338
2,701		PG&E Corp	161,304
1,336		Sempra Energy	139,011
1,933	e	Utilities Select Sector SPDR Fund	95,915
5,005		Westar Energy, Inc	248,298
14,587		Xcel Energy, Inc	610,028

		TOTAL UTILITIES	3,211,587

		TOTAL COMMON STOCKS (Cost $56,039,290)	63,736,536

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 2.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.3%
1,516,621	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$1,516,621

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,516,621

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,516,621)	1,516,621

		TOTAL INVESTMENTS - 100.9% (Cost $57,555,911)	65,253,157
		OTHER ASSETS & LIABILITIES, NET - (0.9)%	(597,034)

		NET ASSETS - 100.0%	$64,656,123

Abbreviation(s):

ADR	American Depositary Receipt

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing

b	In bankruptcy

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,473,504.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

SHARES	COMPANY	VALUE

COMMON STOCKS - 97.4%

ASSET MANAGEMENT & CUSTODY BANKS - 0.8%
55,000	NorthStar Asset Management Group, Inc	$624,250

	TOTAL ASSET MANAGEMENT & CUSTODY BANKS	624,250

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.4%
55,000	Wharf Holdings Ltd	301,261

	TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	301,261

DIVERSIFIED REITS - 7.4%
125,000	Gramercy Property Trust	1,056,250
30,000	iShares Dow Jones US Real Estate Index Fund	2,335,800
100,000	NorthStar Realty Finance Corp	1,312,000
70,000	Spirit Realty Capital, Inc	787,500

	TOTAL DIVERSIFIED REITS	5,491,550

INDUSTRIAL REITS - 9.3%
75,000	Prologis, Inc	3,313,500
135,000	Rexford Industrial Realty, Inc	2,451,600
55,000	Terreno Realty Corp	1,289,750

	TOTAL INDUSTRIAL REITS	7,054,850

MORTGAGE REITS - 0.8%
30,000	Starwood Property Trust, Inc	567,900

	TOTAL MORTGAGE REITS	567,900

OFFICE REITS - 11.0%
22,000	Boston Properties, Inc	2,795,760
15,000	Hudson Pacific Properties	433,800
20,000	Kilroy Realty Corp	1,237,400
40,000	NorthStar Realty Europe Corp	464,000
20,000	SL Green Realty Corp	1,937,600
14,000	Vornado Realty Trust	1,322,020

	TOTAL OFFICE REITS	8,190,580

REAL ESTATE SERVICES - 1.6%
35,000	Kennedy-Wilson Holdings, Inc	766,500
5,000	Vanguard REIT ETF	419,000

	TOTAL REAL ESTATE SERVICES	1,185,500

RESIDENTIAL REITS - 20.0%
25,000	Apartment Investment & Management Co (Class A)	1,045,500
20,000	AvalonBay Communities, Inc	3,804,000
23,000	Equity Lifestyle Properties, Inc	1,672,790
50,000	Equity Residential	3,751,500
11,500	Essex Property Trust, Inc	2,689,390
80,000	Monogram Residential Trust, Inc	788,800
16,490	Sun Communities, Inc	1,180,849

	TOTAL RESIDENTIAL REITS	14,932,829

RETAIL REITS - 19.6%
60,000	DDR Corp	1,067,400
32,000	Equity One, Inc	917,120
15,000	Federal Realty Investment Trust	2,340,750
85,000	General Growth Properties, Inc	2,527,050
40,000	Retail Opportunities Investment Corp	804,800
34,000	Simon Property Group, Inc	7,061,460

	TOTAL RETAIL REITS	14,718,580

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES	COMPANY	VALUE

SPECIALIZED REITS - 26.5%
25,000	American Tower Corp	$2,559,250
23,000	Crown Castle International Corp	1,989,500
30,000	CubeSmart	999,000
5,500	Digital Realty Trust, Inc	486,695
5,000	Equinix, Inc	1,653,550
18,000	Extra Space Storage, Inc	1,682,280
80,000	Host Marriott Corp	1,336,000
10,000	Public Storage, Inc	2,758,300
70,000	Sunstone Hotel Investors, Inc	980,000
30,000	Ventas, Inc	1,888,800
30,000	Welltower, Inc	2,080,200
50,000	Weyerhaeuser Co	1,549,000

	TOTAL SPECIALIZED REITS	19,962,575

	TOTAL COMMON STOCKS (Cost $52,157,801)	73,029,875

	TOTAL INVESTMENTS - 97.4% (Cost $52,157,801)	73,029,875
	OTHER ASSETS & LIABILITIES, NET - 2.6%	1,936,832

	NET ASSETS - 100.0%	$74,966,707

Abbreviation(s):

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.3%

AUTOMOBILES & COMPONENTS - 1.2%
8,200	*	American Axle & Manufacturing Holdings, Inc	$126,198
5,109	*	Tenneco, Inc	263,165
2,080		Visteon Corp	165,547

		TOTAL AUTOMOBILES & COMPONENTS	554,910

BANKS - 9.8%
6,885		BankUnited	237,119
2,760		Banner Corp	116,031
14,110		Brookline Bancorp, Inc	155,351
17,781		Capitol Federal Financial	235,776
1,822		Cathay General Bancorp	51,617
4,090		Columbia Banking System, Inc	122,373
11,200		First Commonwealth Financial Corp	99,232
11,005		First Midwest Bancorp, Inc	198,310
21,293		Fulton Financial Corp	284,900
10,350		Great Western Bancorp, Inc	282,245
9,060	*	Hilltop Holdings, Inc	171,053
4,400		IBERIABANK Corp	225,588
22,022	*	MGIC Investment Corp	168,909
23,742		National Penn Bancshares, Inc	252,615
8,193		Oritani Financial Corp	139,035
2,890		Pinnacle Financial Partners, Inc	141,783
6,551		Popular, Inc	187,424
8,679		PrivateBancorp, Inc	335,009
13,230		Provident Financial Services, Inc	267,114
15,300		Radian Group, Inc	189,720
11,961		Sterling Bancorp/DE	190,539
17,170		Umpqua Holdings Corp	272,316
10,730	*	Western Alliance Bancorp	358,167

		TOTAL BANKS	4,682,226

CAPITAL GOODS - 7.8%
2,265	*	American Woodmark Corp	168,946
3,900		Apogee Enterprises, Inc	171,171
4,600		Barnes Group, Inc	161,138
6,070	*	Beacon Roofing Supply, Inc	248,931
5,689		Comfort Systems USA, Inc	180,740
2,300		Crane Co	123,878
3,182		Cubic Corp	127,153
6,137		EMCOR Group, Inc	298,258
3,439		Encore Wire Corp	133,880
2,700		EnPro Industries, Inc	155,736
2,000		HEICO Corp	120,260
1,900		IDEX Corp	157,472
5,600		ITT Corp	206,584
4,487		John Bean Technologies Corp	253,112
2,500	*	Moog, Inc (Class A)	114,200
7,800	*	MRC Global, Inc	102,492
5,960		Mueller Industries, Inc	175,343
1,000		Orbital ATK, Inc	86,940
4,330		Owens Corning, Inc	204,722
4,950	*	Spirit Aerosystems Holdings, Inc (Class A)	224,532
4,770	*	SPX FLOW, Inc	119,632
431		Tennant Co	22,188
2,086		Universal Forest Products, Inc	179,020

		TOTAL CAPITAL GOODS	3,736,328

COMMERCIAL & PROFESSIONAL SERVICES - 2.8%
6,200		Herman Miller, Inc	191,518
4,840		KAR Auction Services, Inc	184,598

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,440		Kforce, Inc	$86,935
6,608	*	Navigant Consulting, Inc	104,473
6,611		Rollins, Inc	179,290
4,900	*	TransUnion	135,289
8,858	*	TrueBlue, Inc	231,637
3,756		Viad Corp	109,525
2,012	*	WageWorks, Inc	101,827

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,325,092

CONSUMER DURABLES & APPAREL - 3.5%
4,290		Brunswick Corp	205,834
2,460		Columbia Sportswear Co	147,822
1,910	*	G-III Apparel Group Ltd	93,380
1,520	*	Helen of Troy Ltd	157,609
6,900	*	Kate Spade & Co	176,088
4,474		La-Z-Boy, Inc	119,635
7,310	*	Nautilus, Inc	141,229
2,296		Oxford Industries, Inc	154,360
2,700		Pool Corp	236,898
19,230	*	TRI Pointe Homes, Inc	226,529

		TOTAL CONSUMER DURABLES & APPAREL	1,659,384

CONSUMER SERVICES - 4.0%
5,800	*	Apollo Group, Inc (Class A)	47,647
18,217	*	Belmond Ltd.	172,879
7,800		Bloomin’ Brands, Inc	131,586
3,800		Cheesecake Factory	201,742
1,150		Churchill Downs, Inc	170,062
3,080	*	Dave & Buster’s Entertainment, Inc	119,443
8,800	*	Denny’s Corp	91,168
979		Domino’s Pizza, Inc	129,091
5,715	*	Grand Canyon Education, Inc	244,259
6,573	*	K12, Inc	65,007
2,860	*	La Quinta Holdings, Inc	35,750
2,100		Marriott Vacations Worldwide Corp	141,750
2,770		Vail Resorts, Inc	370,349

		TOTAL CONSUMER SERVICES	1,920,733

DIVERSIFIED FINANCIALS - 0.7%
4,065		Evercore Partners, Inc (Class A)	210,364
23,500	*	SLM Corp	149,460

		TOTAL DIVERSIFIED FINANCIALS	359,824

ENERGY - 3.6%
18,844	*	Callon Petroleum Co	166,769
4,800	*	Carrizo Oil & Gas, Inc	148,416
4,927		Delek US Holdings, Inc	75,088
5,509	*	Exterran Corp	85,169
7,660		Green Plains Renewable Energy, Inc	122,254
6,708	*	Matrix Service Co	118,732
51,070	*,e	McDermott International, Inc	208,876
3,200		PBF Energy, Inc	106,240
3,007	*	PDC Energy, Inc	178,766
6,930		Questar Market Resources, Inc	97,782
15,675	*	Renewable Energy Group, Inc	147,972
3,800		Targa Resources Investments, Inc	113,468
4,600		Western Refining, Inc	133,814

		TOTAL ENERGY	1,703,346

FOOD & STAPLES RETAILING - 0.0%
3,800	*	Supervalu, Inc	21,888

		TOTAL FOOD & STAPLES RETAILING	21,888

FOOD, BEVERAGE & TOBACCO - 2.5%
17,300	*	Darling International, Inc	227,841
11,330	e	Dean Foods Co	196,236

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,624		Lancaster Colony Corp	$179,566
3,090	*	Post Holdings, Inc	212,499
1,800	e	Sanderson Farms, Inc	162,324
147		Snyder’s-Lance, Inc	4,627
9,004	e	Vector Group Ltd	205,651

		TOTAL FOOD, BEVERAGE & TOBACCO	1,188,744

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
2,540	*	Abiomed, Inc	240,817
2,268	*	Anika Therapeutics, Inc	101,425
6,232	*	HealthStream, Inc	137,665
4,600		Hill-Rom Holdings, Inc	231,380
2,960	*	ICU Medical, Inc	308,136
2,400	*	Integra LifeSciences Holdings Corp	161,664
7,840		Kindred Healthcare, Inc	96,824
5,700	*	Merit Medical Systems, Inc	105,393
2,700	*	Molina Healthcare, Inc	174,123
3,711	*	Natus Medical, Inc	142,614
4,550	*	NuVasive, Inc	221,357
4,916	*	Omnicell, Inc	137,009
20,522	*	OraSure Technologies, Inc	148,374
4,441	*	PharMerica Corp	98,191
6,073	*	Premier, Inc	202,595
4,430	*	Team Health Holdings, Inc	185,218
2,420	*	Vascular Solutions, Inc	78,723
3,639	*	WellCare Health Plans, Inc	337,517

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,109,025

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
1,290	*,e	USANA Health Sciences, Inc	156,632

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	156,632

INSURANCE - 2.5%
11,926		American Equity Investment Life Holding Co	200,357
5,413		Aspen Insurance Holdings Ltd	258,200
4,155		Employers Holdings, Inc	116,922
4,664		HCI Group, Inc	155,311
8,546		Old Republic International Corp	156,221
5,930		Selective Insurance Group, Inc	217,097
6,600	e	Universal Insurance Holdings, Inc	117,480

		TOTAL INSURANCE	1,221,588

MATERIALS - 4.5%
35,100	*,e	AK Steel Holding Corp	144,963
3,600	*	Boise Cascade Co	74,592
3,600		Cabot Corp	173,988
17,200	*	Century Aluminum Co	121,260
7,750	*	Chemtura	204,600
21,500	*,e	Coeur Mining, Inc	120,830
10,181		Commercial Metals Co	172,771
3,800		Greif, Inc (Class A)	124,450
9,000	*	Headwaters, Inc	178,560
5,747	*	Kraton Polymers LLC	99,423
13,480	*	Louisiana-Pacific Corp	230,778
4,098		Minerals Technologies, Inc	232,971
2,517		Sensient Technologies Corp	159,729
2,770	*,e	Trinseo S.A.	101,964

		TOTAL MATERIALS	2,140,879

MEDIA - 1.1%
15,639	*	Gray Television, Inc	183,289
10,180	*	Live Nation, Inc	227,116
7,290		Time, Inc	112,557

		TOTAL MEDIA	522,962

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
3,560	*,e	Acadia Pharmaceuticals, Inc	99,538
2,430	*	Acorda Therapeutics, Inc	64,273

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,700	*,e	AMAG Pharmaceuticals, Inc	$63,180
7,260	*	Amphastar Pharmaceuticals, Inc	87,120
700	*	Anacor Pharmaceuticals, Inc	37,415
27,922	*,e	Array Biopharma, Inc	82,370
1,100	*	Atara Biotherapeutics, Inc	20,933
4,193	*	Cambrex Corp	184,492
1,368	*	Catalent, Inc	36,485
6,200	*	Cepheid, Inc	206,832
1,700	*	Dermira, Inc	35,156
3,658	*	Emergent Biosolutions, Inc	132,968
5,216	*	FibroGen, Inc	111,049
2,500	*	Five Prime Therapeutics, Inc	101,575
9,200	*,e	Halozyme Therapeutics, Inc	87,124
6,672	*	Impax Laboratories, Inc	213,637
3,294	*	INC Research Holdings, Inc	135,746
10,160	*	Infinity Pharmaceuticals, Inc	53,543
3,790	*	Insmed, Inc	48,019
400	*	Kite Pharma, Inc	18,364
2,810	*	MacroGenics, Inc	52,687
2,049	*	Medicines Co	65,097
6,442	*,e	Merrimack Pharmaceuticals, Inc	53,920
4,046	*	Momenta Pharmaceuticals, Inc	37,385
1,370	*	Neurocrine Biosciences, Inc	54,184
2,600	*,e	NewLink Genetics Corp	47,320
4,500	*,e	Novavax, Inc	23,220
8,100	*	Pacific Biosciences of California, Inc	68,850
4,060	*	Parexel International Corp	254,684
4,000		Phibro Animal Health Corp	108,160
3,620	*	Prestige Brands Holdings, Inc	193,272
2,500	*,e	Retrophin, Inc	34,150
4,675	*	Sagent Pharmaceuticals	56,895
13,720	*	Spectrum Pharmaceuticals, Inc	87,259
5,910	*	Sucampo Pharmaceuticals, Inc (Class A)	64,596
8,177	*	Supernus Pharmaceuticals, Inc	124,699
1,688	*	Ultragenyx Pharmaceutical, Inc	106,867

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,253,064

REAL ESTATE - 11.1%
3,400	*,e	Altisource Portfolio Solutions S.A.	82,110
4,040		American Assets Trust, Inc	161,277
3,700		Coresite Realty	259,037
28,154		Cousins Properties, Inc	292,238
12,317		CubeSmart	410,156
7,340		DCT Industrial Trust, Inc	289,710
24,548		DiamondRock Hospitality Co	248,426
9,260		DuPont Fabros Technology, Inc	375,308
2,480		EastGroup Properties, Inc	149,718
5,220		Entertainment Properties Trust	347,756
11,190		First Industrial Realty Trust, Inc	254,461
5,110		Geo Group, Inc	177,164
5,000		Hersha Hospitality Trust	106,700
8,102		Kennedy-Wilson Holdings, Inc	177,434
13,330		New Residential Investment Corp	155,028
2,309		PS Business Parks, Inc	232,077
9,483		Retail Opportunities Investment Corp	190,798
8,900		RLJ Lodging Trust	203,632
2,015		Saul Centers, Inc	106,835
3,187		Sovran Self Storage, Inc	375,907
15,082		Summit Hotel Properties, Inc	180,531
21,190		Sunstone Hotel Investors, Inc	296,660
8,887		Urban Edge Properties	229,640

		TOTAL REAL ESTATE	5,302,603

RETAILING - 4.2%
6,200	e	Abercrombie & Fitch Co (Class A)	195,548
2,400		Cato Corp (Class A)	92,520
12,150		Chico’s FAS, Inc	161,231
2,200		Children’s Place Retail Stores, Inc	183,634
10,120	*	Express Parent LLC	216,669
5,000		Finish Line, Inc (Class A)	105,500
4,600	*	Francesca’s Holdings Corp	88,136
2,370		Group 1 Automotive, Inc	139,095
17,600	*	Groupon, Inc	70,224

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

11,700	*,e	JC Penney Co, Inc	$129,402
7,320	*	Liberty TripAdvisor Holdings, Inc	162,211
4,500	*	Michaels Cos, Inc	125,865
14,600	*	Office Depot, Inc	103,660
2,100	*,e	Restoration Hardware Holdings, Inc	87,990
5,200	*	Sally Beauty Holdings, Inc	168,376

		TOTAL RETAILING	2,030,061

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
2,672	*	Advanced Energy Industries, Inc	92,959
2,955		Cabot Microelectronics Corp	120,889
11,622	*	Entegris, Inc	158,291
7,800	*	Inphi Corp	260,052
7,493	*	Integrated Device Technology, Inc	153,157
14,065		Intersil Corp (Class A)	188,049
4,500		Marvell Technology Group Ltd	46,395
6,000	*	Microsemi Corp	229,860
4,715		MKS Instruments, Inc	177,520
6,777	*	Rudolph Technologies, Inc	92,574
2,380	*	Silicon Laboratories, Inc	107,005
6,130		Tessera Technologies, Inc	190,030

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,816,781

SOFTWARE & SERVICES - 9.2%
3,950	*	BroadSoft, Inc	159,382
2,100	*	CACI International, Inc (Class A)	224,070
5,090		CSRA, Inc	136,921
1,160		DST Systems, Inc	130,813
2,866	*	EPAM Systems, Inc	214,004
3,020	*	Euronet Worldwide, Inc	223,812
10,259	*	Everyday Health, Inc	57,450
3,600	*	ExlService Holdings, Inc	186,480
5,140	*	Gigamon, Inc	159,443
2,200	*	HubSpot, Inc	95,964
2,460	*,e	Imperva, Inc	124,230
5,017	*,e	Infoblox, Inc	85,791
10,695	*	Intralinks Holdings, Inc	84,277
5,380	*	Manhattan Associates, Inc	305,960
4,069		MAXIMUS, Inc	214,192
900	*	MicroStrategy, Inc (Class A)	161,748
10,900	*	Nuance Communications, Inc	203,721
9,291	*	Progress Software Corp	224,099
5,768	*	RealPage, Inc	120,205
5,714	*	Rubicon Project, Inc	104,452
4,070		Science Applications International Corp	217,094
2,575	*	SPS Commerce, Inc	110,571
1,350	*	Stamps.com, Inc	143,478
3,970	*	Synchronoss Technologies, Inc	128,390
1,100	*	Tableau Software, Inc	50,457
11,750		Travelport Worldwide Ltd	160,505
822	*	Tyler Technologies, Inc	105,717
4,270	*	VeriFone Systems, Inc	120,585
4,270	*	Verint Systems, Inc	142,533

		TOTAL SOFTWARE & SERVICES	4,396,344

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
5,989		Alliance Fiber Optic Products, Inc	88,577
2,330	*	Anixter International, Inc	121,416
5,500	*	ARRIS International plc	126,060
3,600		Belden CDT, Inc	220,968
13,000		Brocade Communications Systems, Inc	137,540
3,200	*	Cray, Inc	134,112
9,650	*	Finisar Corp	176,016
8,787	*	II-VI, Inc	190,766
8,857	*	Immersion Corp	73,159
2,513		InterDigital, Inc	139,849
12,542	*	Ixia	156,273
5,590	*	NCR Corp	167,309
3,450	*	Netgear, Inc	139,277
6,400	*	Netscout Systems, Inc	147,008
11,600	*	QLogic Corp	155,904
10,507	*	Sanmina Corp	245,654

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,310	*	Synaptics, Inc	$104,459
15,239	*	TTM Technologies, Inc	101,339
3,700	e	Ubiquiti Networks, Inc	123,099

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,748,785

TELECOMMUNICATION SERVICES - 1.3%
12,208	*	8x8, Inc	122,813
13,165		Inteliquent, Inc	211,298
5,800		Telephone & Data Systems, Inc	174,522
23,102	*	Vonage Holdings Corp	105,576

		TOTAL TELECOMMUNICATION SERVICES	614,209

TRANSPORTATION - 2.2%
16,935	*	Air Transport Services Group, Inc	260,460
5,369	*	Atlas Air Worldwide Holdings, Inc	226,948
4,500	*	Hub Group, Inc (Class A)	183,555
3,646		Matson, Inc	146,460
6,471		Skywest, Inc	129,355
10,461	*	YRC Worldwide, Inc	97,496

		TOTAL TRANSPORTATION	1,044,274

UTILITIES - 3.2%
4,600		Allete, Inc	257,922
7,973		Avista Corp	325,139
5,544		Black Hills Corp	333,361
2,054		Chesapeake Utilities Corp	129,340
8,434		South Jersey Industries, Inc	239,947
3,843		Southwest Gas Corp	253,062

		TOTAL UTILITIES	1,538,771

		TOTAL COMMON STOCKS (Cost $43,832,729)	47,048,453

SHORT-TERM INVESTMENTS - 4.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.3%
2,070,596	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	2,070,596

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,070,596

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,070,596)	2,070,596

		TOTAL INVESTMENTS - 102.6% (Cost $45,903,325)	49,119,049
		OTHER ASSETS & LIABILITIES, NET - (2.6)%	(1,232,979)

		NET ASSETS - 100.0%	$47,886,070

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,036,106.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.7%
229		BorgWarner, Inc	$8,794
23,666		Ford Motor Co	319,491
1,838		Harley-Davidson, Inc	94,344
5,792		Johnson Controls, Inc	225,714
292	*	Modine Manufacturing Co	3,215
117	*	Tenneco, Inc	6,027
752	*	Tesla Motors, Inc	172,787

		TOTAL AUTOMOBILES & COMPONENTS	830,372

BANKS - 3.5%
168		Ameris Bancorp	4,969
470		Associated Banc-Corp	8,432
196		Bank of Hawaii Corp	13,383
7,766		BB&T Corp	258,375
200		Boston Private Financial Holdings, Inc	2,290
207		Camden National Corp	8,694
38		Capitol Federal Financial	504
72		Centerstate Banks of Florida, Inc	1,072
1,091		CIT Group, Inc	33,854
1,597		Comerica, Inc	60,478
22		Community Bank System, Inc	841
69		Cullen/Frost Bankers, Inc	3,803
486	*	FCB Financial Holdings, Inc	16,164
290		Federal Agricultural Mortgage Corp (Class C)	10,942
717		First Community Bancshares, Inc	14,225
414	*	HomeStreet, Inc	8,615
581	*	HomeTrust Bancshares, Inc	10,650
88		IBERIABANK Corp	4,512
13,273		Keycorp	146,534
2,110		M&T Bank Corp	234,210
528	*	MGIC Investment Corp	4,050
1,477		New York Community Bancorp, Inc	23,484
333		OFG Bancorp	2,328
145		Old National Bancorp	1,768
199		PacWest Bancorp	7,393
18		Peoples Bancorp, Inc	352
189		People’s United Financial, Inc	3,011
176	*	PHH Corp	2,207
3,541		PNC Financial Services Group, Inc	299,462
1,276		Popular, Inc	36,506
188		PrivateBancorp, Inc	7,257
355		Provident Financial Services, Inc	7,167
3,483		Radian Group, Inc	43,189
87		Stock Yards Bancorp, Inc	3,352
269	*	SVB Financial Group	27,451
31		TCF Financial Corp	380
50		UMB Financial Corp	2,582
102		United Bankshares, Inc	3,743
8,861		US Bancorp	359,668
157	*	Walker & Dunlop, Inc	3,810
107		Webster Financial Corp	3,841
49		Westamerica Bancorporation	2,387
169		Wilshire Bancorp, Inc	1,741
290		Zions Bancorporation	7,021

		TOTAL BANKS	1,696,697

CAPITAL GOODS - 6.0%
2,705		3M Co	450,734
178		A.O. Smith Corp	13,583
3,470		Ametek, Inc	173,431
17		Applied Industrial Technologies, Inc	738
1,187		Barnes Group, Inc	41,581
200		Briggs & Stratton Corp	4,784

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,027	*	Builders FirstSource, Inc	$11,574
956		Caterpillar, Inc	73,172
33	*	Chart Industries, Inc	717
81	*	Colfax Corp	2,316
1,563		Cummins, Inc	171,836
3,753		Danaher Corp	356,009
2,607		Deere & Co	200,713
644		Dover Corp	41,428
2,685		Eaton Corp	167,974
72		EnerSys	4,012
139	*	Esterline Technologies Corp	8,906
1,324		Fastenal Co	64,876
123		Fluor Corp	6,605
246		Graco, Inc	20,654
117		Hexcel Corp	5,114
2,941		Illinois Tool Works, Inc	301,276
1,107		Ingersoll-Rand plc	68,645
245		Lincoln Electric Holdings, Inc	14,350
3,766		Masco Corp	118,441
400	*	Meritor, Inc	3,224
232		Nordson Corp	17,641
1,418		Owens Corning, Inc	67,043
2,211		Paccar, Inc	120,920
361		Parker Hannifin Corp	40,100
959		Pentair plc	52,035
934	*	Quanta Services, Inc	21,071
711		Rockwell Automation, Inc	80,876
205		Rockwell Collins, Inc	18,903
340		Roper Industries, Inc	62,142
55		TAL International Group, Inc	849
264		Tennant Co	13,591
143		Timken Co	4,789
328	*	United Rentals, Inc	20,398
23		Valmont Industries, Inc	2,848
44		W.W. Grainger, Inc	10,271
179		Woodward Governor Co	9,312
86		Xylem, Inc	3,517

		TOTAL CAPITAL GOODS	2,872,999

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
302		Acacia Research (Acacia Technologies)	1,145
2,963	*	ACCO Brands Corp	26,608
93		CEB, Inc	6,020
1,256	*	Copart, Inc	51,207
245		Deluxe Corp	15,310
709		Dun & Bradstreet Corp	73,084
495		Equifax, Inc	56,573
118		Exponent, Inc	6,019
366		Heidrick & Struggles International, Inc	8,674
168		HNI Corp	6,580
73	*	IHS, Inc (Class A)	9,064
190		Interface, Inc	3,523
291		Manpower, Inc	23,693
1,111		R.R. Donnelley & Sons Co	18,220
1,338		Robert Half International, Inc	62,324
160	*	RPX Corp	1,802
282		Tetra Tech, Inc	8,409
941		Waste Management, Inc	55,519

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	433,774

CONSUMER DURABLES & APPAREL - 1.4%
200		Callaway Golf Co	1,824
10		Columbia Sportswear Co	601
14	*	Deckers Outdoor Corp	839
248		Hanesbrands, Inc	7,028
13		Hasbro, Inc	1,041
3,914		Mattel, Inc	131,589
72	*	Meritage Homes Corp	2,625
95	*	Mohawk Industries, Inc	18,136
200		Movado Group, Inc	5,506
6,412		Nike, Inc (Class B)	394,146

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

71	*	Tempur-Pedic International, Inc	$4,316
2		Tupperware Corp	116
587	*	Under Armour, Inc (Class A)	49,795
567		VF Corp	36,719
92		Whirlpool Corp	16,591

		TOTAL CONSUMER DURABLES & APPAREL	670,872

CONSUMER SERVICES - 3.0%
55		Bob Evans Farms, Inc	2,568
200		Brinker International, Inc	9,190
754		Choice Hotels International, Inc	40,754
800		Darden Restaurants, Inc	53,040
13		DineEquity, Inc	1,215
195		Domino’s Pizza, Inc	25,713
60		Dunkin Brands Group, Inc	2,830
2,784		Marriott International, Inc (Class A)	198,165
3,831		McDonald’s Corp	481,480
3,548	*	MGM Resorts International	76,069
247	*	Popeyes Louisiana Kitchen, Inc	12,859
333		Royal Caribbean Cruises Ltd	27,356
1,081	*	Ruby Tuesday, Inc	5,816
299	*	ServiceMaster Global Holdings, Inc	11,266
177		Sonic Corp	6,223
6,893		Starbucks Corp	411,512
1,017		Starwood Hotels & Resorts Worldwide, Inc	84,848
6		Vail Resorts, Inc	802

		TOTAL CONSUMER SERVICES	1,451,706

DIVERSIFIED FINANCIALS - 6.0%
5,030		American Express Co	308,842
7,990		Bank of New York Mellon Corp	294,272
936		BlackRock, Inc	318,773
9,289		Charles Schwab Corp	260,278
2,462		CME Group, Inc	236,475
65	*	Credit Acceptance Corp	11,801
4,703		Discover Financial Services	239,477
49		Factset Research Systems, Inc	7,425
3,534		Franklin Resources, Inc	138,003
221	*	Green Dot Corp	5,076
1,022		IntercontinentalExchange Group, Inc	240,313
3,959		Invesco Ltd	121,818
466		Janus Capital Group, Inc	6,818
566		Legg Mason, Inc	19,629
785		NASDAQ OMX Group, Inc	52,108
3,726		Northern Trust Corp	242,823
3,559		State Street Corp	208,273
2,144		T Rowe Price Group, Inc	157,498

		TOTAL DIVERSIFIED FINANCIALS	2,869,702

ENERGY - 6.6%
2,538		Apache Corp	123,880
49		Archrock, Inc	392
1,606		Baker Hughes, Inc	70,391
1,540	*	Callon Petroleum Co	13,629
1,455	*	Cameron International Corp	97,558
56		CARBO Ceramics, Inc	795
1,640	*	Cheniere Energy, Inc	55,481
758		Cimarex Energy Co	73,731
2,376	*	Clean Energy Fuels Corp	6,962
4,546		Columbia Pipeline Group, Inc	114,105
299	*	Concho Resources, Inc	30,211
1,873		ConocoPhillips	75,426
2,323	*	Continental Resources, Inc	70,526
2,904	*	Devon Energy Corp	79,686
3,732		EOG Resources, Inc	270,869
729		EQT Corp	49,032
25	*	FMC Technologies, Inc	684
66	*	Geospace Technologies Corp	814
2,768		Hess Corp	145,735
3,866		Kinder Morgan, Inc	69,047
4,618		Marathon Oil Corp	51,444
3,838		Marathon Petroleum Corp	142,697

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

22	*	Matrix Service Co	$389
3,642		National Oilwell Varco, Inc	113,266
347	*	Natural Gas Services Group, Inc	7,506
2,468		Noble Energy, Inc	77,520
4,039		Occidental Petroleum Corp	276,389
4		Oceaneering International, Inc	133
2	*	Oil States International, Inc	63
904		Oneok, Inc	26,993
3	*	PDC Energy, Inc	178
3,477		Phillips 66	301,073
1,135		Pioneer Natural Resources Co	159,740
12		Range Resources Corp	389
2,800		Schlumberger Ltd	206,500
5	*	SEACOR Holdings, Inc	272
588		SM Energy Co	11,019
398	*	Southwestern Energy Co	3,212
6,556		Spectra Energy Corp	200,614
893		Superior Energy Services	11,957
119		Tesoro Corp	10,235
133	*	Unit Corp	1,172
1,304		Valero Energy Corp	83,639
4,402	*	Weatherford International Ltd	34,247
1,325		Western Refining, Inc	38,544
3,502		Williams Cos, Inc	56,277

		TOTAL ENERGY	3,164,422

FOOD & STAPLES RETAILING - 1.2%
6,391		Kroger Co	244,456
128		Spartan Stores, Inc	3,880
6,073		Sysco Corp	283,791
1,505		Whole Foods Market, Inc	46,820

		TOTAL FOOD & STAPLES RETAILING	578,947

FOOD, BEVERAGE & TOBACCO - 4.5%
286		Bunge Ltd	16,208
1,966		Campbell Soup Co	125,411
1,136		ConAgra Foods, Inc	50,688
151	*	Darling International, Inc	1,989
412		Dr Pepper Snapple Group, Inc	36,841
127		Flowers Foods, Inc	2,344
4,993		General Mills, Inc	316,307
1,338		Hormel Foods Corp	57,855
286		J.M. Smucker Co	37,134
3,445		Kellogg Co	263,715
4,148		Kraft Heinz Co	325,867
97	*	Landec Corp	1,019
585		Mead Johnson Nutrition Co	49,707
8,638		Mondelez International, Inc	346,557
5,286		PepsiCo, Inc	541,709
91		Tootsie Roll Industries, Inc	3,167

		TOTAL FOOD, BEVERAGE & TOBACCO	2,176,518

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
440	*	Acadia Healthcare Co, Inc	24,248
599	*	Alere, Inc	30,315
79	*	Align Technology, Inc	5,743
844	*	Amedisys, Inc	40,799
1,455		AmerisourceBergen Corp	125,930
389	*	AMN Healthcare Services, Inc	13,074
55	*	Amsurg Corp	4,103
1,194		Anthem, Inc	165,954
142	*	athenahealth, Inc	19,707
702	*	AtriCure, Inc	11,815
1,926		Becton Dickinson & Co	292,405
386	*	Brookdale Senior Living, Inc	6,130
650	*	Capital Senior Living Corp	12,038
2,427		Cardinal Health, Inc	198,893
963	*	Centene Corp	59,292
721	*	Cerner Corp	38,184
2,506	*	Cerus Corp	14,861
41		Chemed Corp	5,553
1,701		Cigna Corp	233,445

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

97		Computer Programs & Systems, Inc	$5,056
118		DENTSPLY SIRONA, Inc	7,272
805	*	Edwards Lifesciences Corp	71,009
434	*	ExamWorks Group, Inc	12,829
1,269	*	GenMark Diagnostics, Inc	6,688
85	*	Greatbatch, Inc	3,029
875	*	Healthways, Inc	8,829
147	*	Henry Schein, Inc	25,377
84	*	HMS Holdings Corp	1,205
328	*	Hologic, Inc	11,316
1,038		Humana, Inc	189,902
609	*	Idexx Laboratories, Inc	47,697
555	*	LDR Holding Corp	14,147
389	*	LHC Group, Inc	13,833
548	*	LifePoint Hospitals, Inc	37,949
534	*	Molina Healthcare, Inc	34,438
60	*	Natus Medical, Inc	2,306
645	*	Omnicell, Inc	17,976
1,080	*	OraSure Technologies, Inc	7,808
61		Owens & Minor, Inc	2,466
634		Patterson Cos, Inc	29,500
580	*	PharMerica Corp	12,824
324	*	Premier, Inc	10,809
321	*	Providence Service Corp	16,393
388	*	Surgical Care Affiliates, Inc	17,957
111	*	Triple-S Management Corp (Class B)	2,759
1,177		Universal American Corp	8,404
340		US Physical Therapy, Inc	16,908
516	*	Vascular Solutions, Inc	16,785
775	*	Vocera Communications, Inc	9,881

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,965,841

HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
5		Clorox Co	630
4,937		Colgate-Palmolive Co	348,799
1,031		Estee Lauder Cos (Class A)	97,234
724		Kimberly-Clark Corp	97,385
350		Medifast, Inc	10,567
8,344		Procter & Gamble Co	686,794

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,241,409

INSURANCE - 5.3%
4,542		Aflac, Inc	286,782
105		Arthur J. Gallagher & Co	4,670
959		Aspen Insurance Holdings Ltd	45,744
239		Axis Capital Holdings Ltd	13,255
5,661	*	Berkshire Hathaway, Inc (Class B)	803,183
2,916		Chubb Ltd	347,441
2,226		Hartford Financial Services Group, Inc	102,574
1,559		Marsh & McLennan Cos, Inc	94,772
2,300		Principal Financial Group	90,735
14		ProAssurance Corp	708
5,214		Progressive Corp	183,220
3,552		Prudential Financial, Inc	256,525
156		RenaissanceRe Holdings Ltd	18,694
124		Stewart Information Services Corp	4,499
2,681		Travelers Cos, Inc	312,900

		TOTAL INSURANCE	2,565,702

MATERIALS - 4.1%
2,029		Air Products & Chemicals, Inc	292,277
59		Albemarle Corp	3,772
47		Aptargroup, Inc	3,685
1,404		Avery Dennison Corp	101,242
611		Ball Corp	43,558
6		Bemis Co, Inc	311
64		Carpenter Technology Corp	2,191
456		Celanese Corp (Series A)	29,868
699	*	Century Aluminum Co	4,928
18	*	Clearwater Paper Corp	873
1,284		Commercial Metals Co	21,790
110		Compass Minerals International, Inc	7,795

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

344		Eastman Chemical Co	$24,847
2,527		Ecolab, Inc	281,811
265	*	Flotek Industries, Inc	1,942
695		H.B. Fuller Co	29,503
182		Innophos Holdings, Inc	5,626
72		International Flavors & Fragrances, Inc	8,191
1,738		International Paper Co	71,328
1,436	*	Louisiana-Pacific Corp	24,584
2,755		LyondellBasell Industries AF S.C.A	235,773
394		Minerals Technologies, Inc	22,399
752		Mosaic Co	20,304
4,076		Nucor Corp	192,795
121		PolyOne Corp	3,660
2,386		Praxair, Inc	273,078
102		Reliance Steel & Aluminum Co	7,057
1,060		Royal Gold, Inc	54,367
157		Sealed Air Corp	7,538
209		Sherwin-Williams Co	59,496
586	*	Stillwater Mining Co	6,241
532		Valspar Corp	56,935
1,333		WestRock Co	52,027
1,008	*	Worthington Industries, Inc	35,925

		TOTAL MATERIALS	1,987,717

MEDIA - 3.4%
425	*	Charter Communications, Inc	86,033
156		Cinemark Holdings, Inc	5,589
1,162		Clear Channel Outdoor Holdings, Inc (Class A)	5,461
2,735	*	Discovery Communications, Inc (Class A)	78,303
3,954	*	Discovery Communications, Inc (Class C)	106,758
496	*	DreamWorks Animation SKG, Inc (Class A)	12,375
1,519		Entravision Communications Corp (Class A)	11,301
83		John Wiley & Sons, Inc (Class A)	4,058
2,180		New York Times Co (Class A)	27,163
149		Scripps Networks Interactive (Class A)	9,760
610		Sinclair Broadcast Group, Inc (Class A)	18,758
1,766		Time Warner Cable, Inc	361,359
4,680		Time Warner, Inc	339,534
5,701		Walt Disney Co	566,166

		TOTAL MEDIA	1,632,618

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.9%
430	*	Acadia Pharmaceuticals, Inc	12,023
702	*	Affymetrix, Inc	9,835
3,090		Agilent Technologies, Inc	123,136
1,581	*	Akorn, Inc	37,201
1,080	*	Alexion Pharmaceuticals, Inc	150,358
3,009		Amgen, Inc	451,139
521	*	Ariad Pharmaceuticals, Inc	3,329
1,073	*	Biogen Idec, Inc	279,323
729	*	BioMarin Pharmaceutical, Inc	60,128
24		Bio-Techne Corp	2,268
346	*	Bluebird Bio, Inc	14,705
7,027		Bristol-Myers Squibb Co	448,885
639	*	Cambrex Corp	28,116
3,318	*	Celgene Corp	332,099
629	*	Cempra, Inc	11,020
555	*	Cepheid, Inc	18,515
1,518	*	Depomed, Inc	21,146
5,337		Gilead Sciences, Inc	490,257
969	*	Immunomedics, Inc	2,423
414	*	Intra-Cellular Therapies, Inc	11,509
8,025		Johnson & Johnson	868,305
317	*	Kite Pharma, Inc	14,553
10,134		Merck & Co, Inc	536,190
23	*	Mettler-Toledo International, Inc	7,929
1,190	*	MiMedx Group, Inc	10,401
1,888	*	Nektar Therapeutics	25,960
2,037	*	Opko Health, Inc	21,164
4,450	*	Orexigen Therapeutics, Inc	2,504
122		PerkinElmer, Inc	6,034
410	*	Prestige Brands Holdings, Inc	21,890
485	*	Prothena Corp plc	19,963

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

121	*	Quintiles Transnational Holdings, Inc	$7,877
580	*	Relypsa, Inc	7,859
238	*	Repligen Corp	6,383
50	*	Sage Therapeutics, Inc	1,603
1,256	*	Sangamo Biosciences, Inc	7,599
902	*	Sarepta Therapeutics, Inc	17,607
743	*	Sucampo Pharmaceuticals, Inc (Class A)	8,121
138	*	TESARO, Inc	6,076
1,080	*	Tetraphase Pharmaceuticals, Inc	5,000
2,081		Thermo Electron Corp	294,649
1,340	*	Vertex Pharmaceuticals, Inc	106,517
562	*	Waters Corp	74,139
1,776	*	Xenoport, Inc	8,010
493	*	Zafgen, Inc	3,293
3,032		Zoetis Inc	134,409

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,731,450

REAL ESTATE - 4.7%
203		American Campus Communities, Inc	9,559
3,158		American Tower Corp	323,285
10,301		Annaly Capital Management, Inc	105,688
961		Boston Properties, Inc	122,124
1,680	*	CBRE Group, Inc	48,418
339		Coresite Realty	23,733
2,671		Crown Castle International Corp	231,042
64		Digital Realty Trust, Inc	5,663
165		Douglas Emmett, Inc	4,968
1,687		Duke Realty Corp	38,025
224		Equinix, Inc	74,079
29		Equity One, Inc	831
1,322		Equity Residential	99,190
1,212		First Industrial Realty Trust, Inc	27,561
4,150		HCP, Inc	135,207
89		Healthcare Realty Trust, Inc	2,749
4,483		Host Marriott Corp	74,866
818		Iron Mountain, Inc	27,738
15		Jones Lang LaSalle, Inc	1,760
14		Kilroy Realty Corp	866
325		Liberty Property Trust	10,875
488		Macerich Co	38,669
4,055		Prologis, Inc	179,150
765		Ryman Hospitality Properties	39,382
1,826		Simon Property Group, Inc	379,242
860		Ventas, Inc	54,146
1,079		Vornado Realty Trust	101,890
17		Washington REIT	497
1,122		Welltower, Inc	77,799
149		Weyerhaeuser Co	4,616

		TOTAL REAL ESTATE	2,243,618

RETAILING - 3.6%
1,088	*	1-800-FLOWERS.COM, Inc (Class A)	8,574
77		Aaron’s, Inc	1,933
1,224		American Eagle Outfitters, Inc	20,404
318	*	AutoZone, Inc	253,347
1,626	*	Bed Bath & Beyond, Inc	80,715
1,193		Best Buy Co, Inc	38,701
62	*	Cabela’s, Inc	3,019
852	*	Carmax, Inc	43,537
8		Chico’s FAS, Inc	106
403	*	FTD Cos, Inc	10,579
6		GameStop Corp (Class A)	190
4,110		Gap, Inc	120,834
259		GNC Holdings, Inc	8,223
270		HSN, Inc	14,124
1,923		Kohl’s Corp	89,631
202	*	LKQ Corp	6,450
5,027		Lowe’s Companies, Inc	380,796
2,975	*	NetFlix, Inc	304,134
701		Nordstrom, Inc	40,104
1,890	*	Office Depot, Inc	13,419
69		Outerwall, Inc	2,552
359	*	Overstock.com, Inc	5,162

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

278		Pier 1 Imports, Inc	$1,949
1,941		Ross Stores, Inc	112,384
503	*	Shutterfly, Inc	23,324
4,254		Staples, Inc	46,922
135		Tiffany & Co	9,906
314	*	Ulta Salon Cosmetics & Fragrance, Inc	60,834
7		Williams-Sonoma, Inc	383
117		Winmark Corp	11,464

		TOTAL RETAILING	1,713,700

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
652	*	Advanced Micro Devices, Inc	1,858
9		Analog Devices, Inc	533
13,348		Applied Materials, Inc	282,711
125	*	Cirrus Logic, Inc	4,551
16,786		Intel Corp	543,027
227		Lam Research Corp	18,750
111		Microchip Technology, Inc	5,350
1,868		Nvidia Corp	66,557
5,111	*	ON Semiconductor Corp	49,014
842		Skyworks Solutions, Inc	65,592
902	*	SunPower Corp	20,151
315		Teradyne, Inc	6,801
6,339		Texas Instruments, Inc	363,985

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,428,880

SOFTWARE & SERVICES - 12.4%
3,460		Accenture plc	399,284
756	*	Actua Corp	6,842
3,428	*	Adobe Systems, Inc	321,546
780	*	Alphabet, Inc (Class A)	595,062
795	*	Alphabet, Inc (Class C)	592,235
1,319	*	Angie’s List, Inc	10,644
1,582	*	Autodesk, Inc	92,246
1,682		Automatic Data Processing, Inc	150,892
66		Blackbaud, Inc	4,151
1,228		Broadridge Financial Solutions, Inc	72,833
4,000		CA, Inc	123,160
191	*	Cadence Design Systems, Inc	4,504
31	*	Cimpress NV	2,811
4,889	*	Cognizant Technology Solutions Corp (Class A)	306,540
505	*	comScore, Inc	15,170
155		Convergys Corp	4,304
172		CSG Systems International, Inc	7,768
532	*	Ellie Mae, Inc	48,221
54		Fair Isaac Corp	5,729
93	*	FleetCor Technologies, Inc	13,834
3,848	*	Glu Mobile, Inc	10,851
291		Heartland Payment Systems, Inc	28,102
121	*	Infoblox, Inc	2,069
1,513	*	Internap Network Services Corp	4,131
3,608		International Business Machines Corp	546,432
2,836		Intuit, Inc	294,972
695		j2 Global, Inc	42,798
148		Jack Henry & Associates, Inc	12,516
533	*	Liquidity Services, Inc	2,761
519	*	Manhattan Associates, Inc	29,516
587	*	Marketo, Inc	11,488
4,493		Mastercard, Inc (Class A)	424,589
2,640	*	Monster Worldwide, Inc	8,606
55	*	NetSuite, Inc	3,767
189	*	NeuStar, Inc (Class A)	4,649
12,801		Oracle Corp	523,689
167		Paychex, Inc	9,020
635	*	Perficient, Inc	13,792
417	*	Qualys, Inc	10,554
176	*	RingCentral, Inc	2,772
4,303	*	Salesforce.com, Inc	317,690
1,102	*	ServiceSource International LLC	4,695
92	*	SPS Commerce, Inc	3,950
306	*	Stamps.com, Inc	32,522
7,639		Symantec Corp	140,405
118	*	Syntel, Inc	5,892

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

214	*	Teradata Corp	$5,615
353	*	Tyler Technologies, Inc	45,399
121	*	Ultimate Software Group, Inc	23,414
150	*	Unisys Corp	1,155
496	*	Vasco Data Security International	7,638
898	*	Website Pros, Inc	17,798
882	*	Workday, Inc	67,773
19,943		Xerox Corp	222,564
7,495	*	Yahoo!, Inc	275,891

		TOTAL SOFTWARE & SERVICES	5,937,251

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
41		Belden CDT, Inc	2,517
147	*	Benchmark Electronics, Inc	3,388
681		Black Box Corp	9,173
19,287		Cisco Systems, Inc	549,101
42		Cognex Corp	1,636
3,180		Corning, Inc	66,430
800	*	Cray, Inc	33,528
12,660		EMC Corp	337,389
1,050	*	Finisar Corp	19,152
12,211		HP, Inc	150,440
550		Ingram Micro, Inc (Class A)	19,751
169		InterDigital, Inc	9,405
306	*	IPG Photonics Corp	29,400
14	*	Itron, Inc	584
462		Jabil Circuit, Inc	8,903
554		Lexmark International, Inc (Class A)	18,520
1,584		Motorola, Inc	119,909
60	*	Netgear, Inc	2,422
18		Plantronics, Inc	705
494	*	QLogic Corp	6,639
6,952		Qualcomm, Inc	355,525
2,705	*	Quantum Corp	1,650
676		SanDisk Corp	51,430
172	*	Super Micro Computer, Inc	5,862
26	*	Tech Data Corp	1,996
184	*	TTM Technologies, Inc	1,224
87	*	Universal Display Corp	4,707

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,811,386

TELECOMMUNICATION SERVICES - 2.1%
1,016	*	Boingo Wireless, Inc	7,844
6,724		CenturyTel, Inc	214,899
1,541	*	Cincinnati Bell, Inc	5,964
194		IDT Corp (Class B)	3,024
635	*	Level 3 Communications, Inc	33,560
15,330	*	Sprint Corp	53,348
12,907		Verizon Communications, Inc	698,011
1,213	*	Vonage Holdings Corp	5,543

		TOTAL TELECOMMUNICATION SERVICES	1,022,193

TRANSPORTATION - 2.9%
34		Allegiant Travel Co	6,054
786	*	Avis Budget Group, Inc	21,505
6		CH Robinson Worldwide, Inc	445
5,173		CSX Corp	133,205
2,324		Delta Air Lines, Inc	113,132
176	*	Echo Global Logistics, Inc	4,780
1,934		Norfolk Southern Corp	161,006
6		Ryder System, Inc	389
6,645		Southwest Airlines Co	297,696
175	*	Spirit Airlines, Inc	8,397
3,373		Union Pacific Corp	268,322
3,637		United Parcel Service, Inc (Class B)	383,594

		TOTAL TRANSPORTATION	1,398,525

UTILITIES - 3.2%
102		American Water Works Co, Inc	7,031
1,996		Centerpoint Energy, Inc	41,756
110		Chesapeake Utilities Corp	6,927

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

3,513	Consolidated Edison, Inc	$269,166
2,988	Duke Energy Corp	241,072
2,842	Eversource Energy	165,802
4	ITC Holdings Corp	174
601	MGE Energy, Inc	31,402
220	New Jersey Resources Corp	8,015
2,755	NextEra Energy, Inc	326,027
1,461	Piedmont Natural Gas Co, Inc	87,412
3	Pinnacle West Capital Corp	225
326	Public Service Enterprise Group, Inc	15,368
2,089	Sempra Energy	217,360
956	South Jersey Industries, Inc	27,198
424	Unitil Corp	18,016
478	WEC Energy Group, Inc	28,713
280	WGL Holdings, Inc	20,264
1,100	Xcel Energy, Inc	46,002

	TOTAL UTILITIES	1,557,930

	TOTAL COMMON STOCKS (Cost $31,521,804)	47,984,229

	TOTAL INVESTMENTS - 99.9% (Cost $31,521,804)	47,984,229
	OTHER ASSETS & LIABILITIES, NET - 0.1%	28,427

	NET ASSETS - 100.0%	$48,012,656

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 1.1%
1,481	*	American Axle & Manufacturing Holdings, Inc	$22,793
3,256		BorgWarner, Inc	125,030
852		Cooper Tire & Rubber Co	31,541
195	*	Cooper-Standard Holding, Inc	14,009
2,343		Dana Holding Corp	33,013
4,198		Delphi Automotive plc	314,934
572	*,e	Dorman Products, Inc	31,128
349		Drew Industries, Inc	22,497
425	*	Federal Mogul Corp (Class A)	4,199
58,040		Ford Motor Co	783,540
243	*	Fox Factory Holding Corp	3,842
24,098		General Motors Co	757,400
4,344		Gentex Corp	68,157
573	*	Gentherm, Inc	23,831
3,887		Goodyear Tire & Rubber Co	128,193
2,911	e	Harley-Davidson, Inc	149,422
259	*	Horizon Global Corp	3,258
9,822		Johnson Controls, Inc	382,763
1,159		Lear Corp	128,846
387		Metaldyne Performance Group, Inc	6,505
671	*	Modine Manufacturing Co	7,388
364	*	Motorcar Parts of America, Inc	13,825
289		Standard Motor Products, Inc	10,014
449	*	Stoneridge, Inc	6,537
47		Strattec Security Corp	2,697
336		Superior Industries International, Inc	7,419
882	*	Tenneco, Inc	45,432
1,471	*,e	Tesla Motors, Inc	337,992
658		Thor Industries, Inc	41,961
428		Tower International, Inc	11,642
652		Visteon Corp	51,893
510		Winnebago Industries, Inc	11,449

		TOTAL AUTOMOBILES & COMPONENTS	3,583,150

BANKS - 5.4%
235		1st Source Corp	7,482
101		Access National Corp	2,003
98		American National Bankshares, Inc	2,482
459		Ameris Bancorp	13,577
129	e	Ames National Corp	3,194
430		Apollo Residential Mortgage	5,771
165		Arrow Financial Corp	4,384
2,146		Associated Banc-Corp	38,499
1,306		Astoria Financial Corp	20,687
110		Banc of California, Inc	1,925
130		Bancfirst Corp	7,414
541		Banco Latinoamericano de Exportaciones S.A. (Class E)	13,103
1,389		Bancorpsouth, Inc	29,600
838		Bank Mutual Corp	6,344
157,210		Bank of America Corp	2,125,479
757		Bank of Hawaii Corp	51,688
87		Bank of Marin Bancorp	4,282
1,130		Bank of the Ozarks, Inc	47,426
300		BankFinancial Corp	3,546
1,410		BankUnited	48,560
303		Banner Corp	12,738
89		Bar Harbor Bankshares	2,957
11,666		BB&T Corp	388,128
982		BBCN Bancorp, Inc	14,917

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

194	*,e	Bear State Financial, Inc	$1,798
1,199	*	Beneficial Bancorp, Inc	16,414
428		Berkshire Hills Bancorp, Inc	11,509
400		Blue Hills Bancorp, Inc	5,468
359		BNC Bancorp	7,582
1,028	*,e	BofI Holding, Inc	21,938
603	e	BOK Financial Corp	32,936
1,073		Boston Private Financial Holdings, Inc	12,286
156		Bridge Bancorp, Inc	4,753
771		Brookline Bancorp, Inc	8,489
253		Bryn Mawr Bank Corp	6,510
124	*	BSB Bancorp, Inc	2,786
89	*	C1 Financial, Inc	2,154
87		Camden National Corp	3,654
321		Capital Bank Financial Corp	9,903
156		Capital City Bank Group, Inc	2,276
2,763		Capitol Federal Financial	36,637
459		Cardinal Financial Corp	9,341
333	*	Cascade Bancorp	1,901
1,068		Cathay General Bancorp	30,256
659		Centerstate Banks of Florida, Inc	9,813
335		Central Pacific Financial Corp	7,293
47		Century Bancorp, Inc	1,829
244		Charter Financial Corp	3,294
486		Chemical Financial Corp	17,345
2,656		CIT Group, Inc	82,416
45,420		Citigroup, Inc	1,896,285
167		Citizens & Northern Corp	3,320
4,534		Citizens Financial Group, Inc	94,987
211		City Holding Co	10,082
623		Clifton Bancorp, Inc	9,420
194		CNB Financial Corp	3,412
534		CoBiz, Inc	6,312
830		Columbia Banking System, Inc	24,834
2,657		Comerica, Inc	100,621
1,528		Commerce Bancshares, Inc	68,684
628		Community Bank System, Inc	23,996
222		Community Trust Bancorp, Inc	7,841
130	*	CommunityOne Bancorp	1,726
422		ConnectOne Bancorp, Inc	6,900
246	*	CU Bancorp	5,208
907	e	Cullen/Frost Bankers, Inc	49,985
384	*	Customers Bancorp, Inc	9,074
1,534		CVB Financial Corp	26,768
451		Dime Community Bancshares	7,947
430	*	Eagle Bancorp, Inc	20,640
2,157		East West Bancorp, Inc	70,059
100		Enterprise Bancorp, Inc	2,624
265		Enterprise Financial Services Corp	7,166
767	*	Essent Group Ltd	15,954
1,397		EverBank Financial Corp	21,081
102		Farmers Capital Bank Corp	2,695
407	*	FCB Financial Holdings, Inc	13,537
115		Federal Agricultural Mortgage Corp (Class C)	4,339
222		Fidelity Southern Corp	3,561
12,139		Fifth Third Bancorp	202,600
202		Financial Institutions, Inc	5,872
264		First Bancorp (NC)	4,976
1,662	*	First Bancorp (Puerto Rico)	4,853
162		First Bancorp, Inc	3,161
324		First Busey Corp	6,636
408		First Business Financial Services, Inc	9,355
154		First Citizens Bancshares, Inc (Class A)	38,665
1,229		First Commonwealth Financial Corp	10,889
242		First Community Bancshares, Inc	4,801
240		First Connecticut Bancorp	3,830
120		First Defiance Financial Corp	4,609
747		First Financial Bancorp	13,580

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,215	e	First Financial Bankshares, Inc	$35,940
188		First Financial Corp	6,432
3,378		First Horizon National Corp	44,252
284		First Interstate Bancsystem, Inc	7,989
557		First Merchants Corp	13,129
1,128		First Midwest Bancorp, Inc	20,327
221	*	First NBC Bank Holding Co	4,550
5,097		First Niagara Financial Group, Inc	49,339
162		First of Long Island Corp	4,617
2,140		First Republic Bank	142,610
2,387		FirstMerit Corp	50,246
298	*	Flagstar Bancorp, Inc	6,395
358		Flushing Financial Corp	7,740
2,826		FNB Corp	36,766
185		Fox Chase Bancorp, Inc	3,574
76	*	Franklin Financial Network, Inc	2,052
2,541		Fulton Financial Corp	33,999
177		German American Bancorp, Inc	5,699
1,082		Glacier Bancorp, Inc	27,504
135		Great Southern Bancorp, Inc	5,013
592		Great Western Bancorp, Inc	16,144
155	*	Green Bancorp, Inc	1,173
185		Guaranty Bancorp	2,860
222	*	Hampton Roads Bankshares, Inc	393
1,231		Hancock Holding Co	28,264
554		Hanmi Financial Corp	12,199
259		Heartland Financial USA, Inc	7,975
279		Heritage Commerce Corp	2,793
434		Heritage Financial Corp	7,625
260		Heritage Oaks Bancorp	2,025
1,094	*	Hilltop Holdings, Inc	20,655
817		Home Bancshares, Inc	33,456
314	*	HomeStreet, Inc	6,534
265	*	HomeTrust Bancshares, Inc	4,857
123		Horizon Bancorp	3,041
11,643		Huntington Bancshares, Inc	111,074
620		IBERIABANK Corp	31,787
119	*,e	Impac Mortgage Holdings, Inc	1,651
374		Independent Bank Corp (MA)	17,189
308		Independent Bank Corp (MI)	4,481
123		Independent Bank Group, Inc	3,370
774		International Bancshares Corp	19,087
4,963		Investors Bancorp, Inc	57,769
55,551		JPMorgan Chase & Co	3,289,730
1,603		Kearny Financial Corp	19,797
12,707		Keycorp	140,285
509		Lakeland Bancorp, Inc	5,166
350		Lakeland Financial Corp	16,023
693		LegacyTexas Financial Group, Inc	13,617
80	*,e	LendingTree, Inc	7,822
2,446		M&T Bank Corp	271,506
318		MainSource Financial Group, Inc	6,707
1,081		MB Financial, Inc	35,078
226		Mercantile Bank Corp	5,067
60		Merchants Bancshares, Inc	1,784
895		Meridian Bancorp, Inc	12,458
178		Meta Financial Group, Inc	8,117
4,883	*	MGIC Investment Corp	37,453
113		MidWestOne Financial Group, Inc	3,102
684		National Bank Holdings Corp	13,947
84	e	National Bankshares, Inc	2,883
85	*,e	National Commerce Corp	2,007
2,023		National Penn Bancshares, Inc	21,525
569	*,e	Nationstar Mortgage Holdings, Inc	5,633
636		NBT Bancorp, Inc	17,140
6,765		New York Community Bancorp, Inc	107,564
644	*	NMI Holdings, Inc	3,252
669		Northfield Bancorp, Inc	10,998

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,818		Northwest Bancshares, Inc	$24,561
180	e	OceanFirst Financial Corp	3,182
596	e	OFG Bancorp	4,166
1,471		Old National Bancorp	17,932
150		Opus Bank	5,100
670		Oritani Financial Corp	11,370
241		Pacific Continental Corp	3,887
300	*	Pacific Premier Bancorp, Inc	6,411
1,661		PacWest Bancorp	61,706
188	e	Park National Corp	16,920
651		Park Sterling Bank	4,342
225		Peapack Gladstone Financial Corp	3,803
67	e	Penns Woods Bancorp, Inc	2,582
165	*	PennyMac Financial Services, Inc	1,940
261		Peoples Bancorp, Inc	5,100
101		Peoples Financial Services Corp	3,757
4,665	e	People’s United Financial, Inc	74,313
717	*	PHH Corp	8,991
519		Pinnacle Financial Partners, Inc	25,462
7,764		PNC Financial Services Group, Inc	656,602
1,622		Popular, Inc	46,405
147		Preferred Bank	4,447
1,130		PrivateBancorp, Inc	43,618
1,121		Prosperity Bancshares, Inc	52,003
1,207		Provident Financial Services, Inc	24,369
170		QCR Holdings, Inc	4,055
2,750		Radian Group, Inc	34,100
20,164		Regions Financial Corp	158,287
583		Renasant Corp	19,187
120		Republic Bancorp, Inc (Class A)	3,100
499		S&T Bancorp, Inc	12,854
330		Sandy Spring Bancorp, Inc	9,184
332	*	Seacoast Banking Corp of Florida	5,242
319		ServisFirst Bancshares, Inc	14,164
163		Sierra Bancorp	2,958
719	*	Signature Bank	97,870
431		Simmons First National Corp (Class A)	19,425
350		South State Corp	22,481
362		Southside Bancshares, Inc	9,437
265		Southwest Bancorp, Inc	3,988
397		State Bank & Trust Co	7,845
1,738		Sterling Bancorp/DE	27,686
210		Stock Yards Bancorp, Inc	8,091
134		Stonegate Bank	4,015
192	*,e	Stonegate Mortgage Corp	1,102
155		Suffolk Bancorp	3,912
137	*	Sun Bancorp, Inc	2,837
7,661		SunTrust Banks, Inc	276,409
747	*	SVB Financial Group	76,231
2,139		Synovus Financial Corp	61,839
790		Talmer Bancorp Inc	14,291
2,235		TCF Financial Corp	27,401
150		Territorial Bancorp, Inc	3,909
739	*	Texas Capital Bancshares, Inc	28,363
1,038		TFS Financial Corp	18,030
434	*	The Bancorp, Inc	2,483
216		Tompkins Trustco, Inc	13,824
634		TowneBank	12,166
330		Trico Bancshares	8,356
296	*	Tristate Capital Holdings, Inc	3,730
207	*	Triumph Bancorp, Inc	3,277
1,974		Trustco Bank Corp NY	11,962
970		Trustmark Corp	22,339
569		UMB Financial Corp	29,377
3,165		Umpqua Holdings Corp	50,197
621		Union Bankshares Corp	15,295
1,151	e	United Bankshares, Inc	42,242
765		United Community Banks, Inc	14,130

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

680		United Community Financial Corp	$3,992
707		United Financial Bancorp, Inc (New)	8,901
282		Univest Corp of Pennsylvania	5,502
25,106		US Bancorp	1,019,053
3,310		Valley National Bancorp	31,577
387	*	Walker & Dunlop, Inc	9,393
743	*,e	Walter Investment Management Corp	5,677
1,359		Washington Federal, Inc	30,781
217		Washington Trust Bancorp, Inc	8,098
486		Waterstone Financial, Inc	6,648
1,420		Webster Financial Corp	50,978
69,738		Wells Fargo & Co	3,372,530
549		WesBanco, Inc	16,311
239		West Bancorporation, Inc	4,357
667	e	Westamerica Bancorporation	32,490
1,222	*	Western Alliance Bancorp	40,790
1,094		Wilshire Bancorp, Inc	11,268
805		Wintrust Financial Corp	35,694
360		WSFS Financial Corp	11,707
587		Yadkin Financial Corp	13,894
2,937		Zions Bancorporation	71,105

		TOTAL BANKS	18,114,274

CAPITAL GOODS - 7.5%
9,497		3M Co	1,582,485
1,112		A.O. Smith Corp	84,857
587		Aaon, Inc	16,436
511		AAR Corp	11,891
654	*	Accuride Corp	1,014
865		Actuant Corp (Class A)	21,374
624		Acuity Brands, Inc	136,119
487		Advanced Drainage Systems, Inc	10,373
2,168	*	Aecom Technology Corp	66,753
522	*	Aegion Corp	11,009
908	*	Aerojet Rocketdyne Holdings, Inc	14,873
288	*	Aerovironment, Inc	8,156
1,278		AGCO Corp	63,517
1,500		Air Lease Corp	48,180
892		Aircastle Ltd	19,838
140		Alamo Group, Inc	7,799
401		Albany International Corp (Class A)	15,074
1,443		Allegion plc	91,934
87		Allied Motion Technologies, Inc	1,566
2,586		Allison Transmission Holdings, Inc	69,770
326		Altra Holdings, Inc	9,056
224	*	Ameresco, Inc	1,069
127	e	American Railcar Industries, Inc	5,173
105		American Science & Engineering, Inc	2,907
184	*	American Woodmark Corp	13,725
3,641		Ametek, Inc	181,977
418		Apogee Enterprises, Inc	18,346
783		Applied Industrial Technologies, Inc	33,982
250		Argan, Inc	8,790
566	*	Armstrong World Industries, Inc	27,377
261		Astec Industries, Inc	12,181
301	*	Astronics Corp	11,483
343		AZZ, Inc	19,414
768	*	Babcock & Wilcox Enterprises, Inc	16,435
880		Barnes Group, Inc	30,826
1,678		BE Aerospace, Inc	77,389
752	*	Beacon Roofing Supply, Inc	30,840
739	*	Blount International, Inc	7,375
290	*	BMC Stock Holdings, Inc	4,820
9,762		Boeing Co	1,239,188
600		Briggs & Stratton Corp	14,352
1,402	*	Builders FirstSource, Inc	15,801
1,845		BWX Technologies, Inc	61,918
1,007		Carlisle Cos, Inc	100,197

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,962		Caterpillar, Inc	$685,952
435	*	Chart Industries, Inc	9,448
1,410		Chicago Bridge & Iron Co NV	51,592
248		CIRCOR International, Inc	11,505
719		Clarcor, Inc	41,551
1,585	*	Colfax Corp	45,315
262		Columbus McKinnon Corp	4,129
536		Comfort Systems USA, Inc	17,029
414	*	Commercial Vehicle Group, Inc	1,097
965	*	Continental Building Products Inc	17,910
785		Crane Co	42,280
262		Cubic Corp	10,470
2,663		Cummins, Inc	292,770
772		Curtiss-Wright Corp	58,417
8,976		Danaher Corp	851,463
4,713	e	Deere & Co	362,854
1,031	*	DigitalGlobe, Inc	17,836
1,968	e	Donaldson Co, Inc	62,799
296		Douglas Dynamics, Inc	6,781
2,309		Dover Corp	148,538
139	*	Ducommun, Inc	2,120
174	*	DXP Enterprises, Inc	3,055
489	*,e	Dycom Industries, Inc	31,624
7,012		Eaton Corp	438,671
900		EMCOR Group, Inc	43,740
9,988		Emerson Electric Co	543,147
295		Encore Wire Corp	11,484
629		EnerSys	35,048
236		Engility Holdings, Inc	4,427
558	*,e	Enphase Energy, Inc	1,300
330		EnPro Industries, Inc	19,034
371		ESCO Technologies, Inc	14,462
456	*	Esterline Technologies Corp	29,216
4,312	e	Fastenal Co	211,288
743		Federal Signal Corp	9,852
1,937		Flowserve Corp	86,022
2,196		Fluor Corp	117,925
2,295		Fortune Brands Home & Security, Inc	128,612
640		Franklin Electric Co, Inc	20,589
165		Freightcar America, Inc	2,571
432	*,e	FuelCell Energy, Inc	2,925
618		GATX Corp	29,355
994	*,e	Generac Holdings, Inc	37,017
705		General Cable Corp	8,608
4,132		General Dynamics Corp	542,821
140,774		General Electric Co	4,475,206
472	*	Gibraltar Industries, Inc	13,499
278		Global Brass & Copper Holdings, Inc	6,936
253		Gorman-Rupp Co	6,560
825		Graco, Inc	69,267
128		Graham Corp	2,549
695		Granite Construction, Inc	33,221
890	*	Great Lakes Dredge & Dock Corp	3,969
454	e	Greenbrier Cos, Inc	12,549
686		Griffon Corp	10,599
450		H&E Equipment Services, Inc	7,889
1,086		Harsco Corp	5,919
271	*,e	HC2 Holdings, Inc	1,035
2,395	*	HD Supply Holdings, Inc	79,203
279		HEICO Corp	16,776
574		HEICO Corp (Class A)	27,322
1,458		Hexcel Corp	63,729
856		Hillenbrand, Inc	25,637
11,704		Honeywell International, Inc	1,311,433
833		Hubbell, Inc	88,240
699		Huntington Ingalls	95,721
78		Hurco Cos, Inc	2,573
138		Hyster-Yale Materials Handling, Inc	9,191

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,119		IDEX Corp	$92,743
4,496		Illinois Tool Works, Inc	460,570
3,974		Ingersoll-Rand plc	246,428
267		Insteel Industries, Inc	8,162
1,286		ITT Corp	47,441
1,819	*	Jacobs Engineering Group, Inc	79,217
607		John Bean Technologies Corp	34,241
1,398	e	Joy Global, Inc	22,466
148		Kadant, Inc	6,684
380		Kaman Corp	16,222
2,113		KBR, Inc	32,709
1,135		Kennametal, Inc	25,526
488	*	KEYW Holding Corp	3,240
734	*	KLX, Inc	23,591
600	*,e	Kratos Defense & Security Solutions, Inc	2,970
1,264		L-3 Communications Holdings, Inc	149,784
87	*	Lawson Products, Inc	1,703
151		LB Foster Co (Class A)	2,742
650		Lennox International, Inc	87,874
1,089		Lincoln Electric Holdings, Inc	63,783
169	e	Lindsay Corp	12,102
4,063		Lockheed Martin Corp	899,955
289		LSI Industries, Inc	3,396
242	*	Lydall, Inc	7,870
1,952	e	Manitowoc Co, Inc	8,452
1,952	*	Manitowoc Foodservice, Inc	28,772
5,104		Masco Corp	160,521
513	*	Masonite International Corp	33,602
961	*	Mastec, Inc	19,451
2,308	*	Meritor, Inc	18,602
820	*	Middleby Corp	87,551
558	*,e	Milacron Holdings Corp	9,201
168		Miller Industries, Inc	3,407
555	*	Moog, Inc (Class A)	25,352
1,441	*	MRC Global, Inc	18,935
703		MSC Industrial Direct Co (Class A)	53,646
803		Mueller Industries, Inc	23,624
2,137		Mueller Water Products, Inc (Class A)	21,114
301	*	MYR Group, Inc	7,558
58	e	National Presto Industries, Inc	4,857
755	*,e	Navistar International Corp	9,453
446	*	NCI Building Systems, Inc	6,333
157	*,e	Neff Corp	1,168
600		NN, Inc	8,208
877		Nordson Corp	66,687
140	*	Nortek, Inc	6,761
2,725		Northrop Grumman Corp	539,278
128	*	Northwest Pipe Co	1,180
1,544	*,e	NOW, Inc	27,360
71	*,e	NV5 Holdings, Inc	1,905
44		Omega Flex, Inc	1,530
924		Orbital ATK, Inc	80,333
434	*	Orion Marine Group, Inc	2,248
1,154		Oshkosh Truck Corp	47,164
1,694		Owens Corning, Inc	80,092
5,239		Paccar, Inc	286,521
2,087		Parker Hannifin Corp	231,824
181	*	Patrick Industries, Inc	8,216
2,753		Pentair plc	149,378
692	*	Pgt, Inc	6,809
2,919	*,e	Plug Power, Inc	5,984
412	*	Ply Gem Holdings, Inc	5,789
125		Powell Industries, Inc	3,726
69	*,e	Power Solutions International, Inc	952
415	*	PowerSecure International, Inc	7,756
28		Preformed Line Products Co	1,023
560		Primoris Services Corp	13,608
423	*	Proto Labs, Inc	32,609

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

492		Quanex Building Products Corp	$8,541
2,937	*	Quanta Services, Inc	66,259
551		Raven Industries, Inc	8,827
4,557		Raytheon Co	558,825
437		RBC Bearings, Inc	32,015
757		Regal-Beloit Corp	47,759
1,689	*	Rexnord Corp	34,152
2,024		Rockwell Automation, Inc	230,230
1,998		Rockwell Collins, Inc	184,236
1,494		Roper Industries, Inc	273,058
626	*	Rush Enterprises, Inc (Class A)	11,418
554		Simpson Manufacturing Co, Inc	21,146
882		Snap-On, Inc	138,465
852	*,e	SolarCity Corp	20,942
136	*	Sparton Corp	2,447
2,039	*	Spirit Aerosystems Holdings, Inc (Class A)	92,489
588		SPX Corp	8,832
588	*	SPX FLOW, Inc	14,747
183		Standex International Corp	14,239
2,266		Stanley Works	238,406
279		Sun Hydraulics Corp	9,260
480		TAL International Group, Inc	7,411
773	*,e	Taser International, Inc	15,174
508	*	Teledyne Technologies, Inc	44,775
408		Tennant Co	21,004
1,508		Terex Corp	37,519
401	e	Textainer Group Holdings Ltd	5,951
4,107		Textron, Inc	149,741
267	*,e	The ExOne Company	3,508
460	*	Thermon Group Holdings	8,078
1,085		Timken Co	36,337
2,693	e	Titan International, Inc	14,488
282	*,e	Titan Machinery, Inc	3,260
912		Toro Co	78,541
798		TransDigm Group, Inc	175,831
467	*	Trex Co, Inc	22,383
649	*	Trimas Corp	11,370
2,205		Trinity Industries, Inc	40,374
710		Triumph Group, Inc	22,351
702	*	Tutor Perini Corp	10,909
100		Twin Disc, Inc	1,013
1,518	*	United Rentals, Inc	94,404
12,536		United Technologies Corp	1,254,854
584	*	Univar, Inc	10,033
289		Universal Forest Products, Inc	24,802
1,341	*	USG Corp	33,270
340		Valmont Industries, Inc	42,106
156	*	Vectrus, Inc	3,549
112	*	Veritiv Corp	4,173
200	*	Vicor Corp	2,096
987	e	W.W. Grainger, Inc	230,395
976	*	Wabash National Corp	12,883
811	*	WABCO Holdings, Inc	86,712
376		Watsco, Inc	50,662
382		Watts Water Technologies, Inc (Class A)	21,060
635	*,e	WESCO International, Inc	34,715
1,471		Westinghouse Air Brake Technologies Corp	116,636
1,066		Woodward Governor Co	55,453
147	*	Xerium Technologies, Inc	767
2,609		Xylem, Inc	106,708

		TOTAL CAPITAL GOODS	25,112,859

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
807		ABM Industries, Inc	26,074
731		Acacia Research (Acacia Technologies)	2,771
1,951	*	ACCO Brands Corp	17,520
2,463		ADT Corp	101,623
661	*	Advisory Board Co	21,317

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

601	*	ARC Document Solutions, Inc	$2,705
97		Barrett Business Services, Inc	2,789
688		Brady Corp (Class A)	18,466
949		Brink’s Co	31,877
524	*	Casella Waste Systems, Inc (Class A)	3,511
557	*	CBIZ, Inc	5,620
189		CDI Corp	1,187
480		CEB, Inc	31,070
282		Ceco Environmental Corp	1,751
1,331		Cintas Corp	119,537
842	*	Clean Harbors, Inc	41,544
1,823	*	Copart, Inc	74,324
1,616		Covanta Holding Corp	27,246
128	*	CRA International, Inc	2,514
719		Deluxe Corp	44,930
550		Dun & Bradstreet Corp	56,694
2,090	*,m	Dyax Corp	2,320
351		Ennis, Inc	6,862
1,797		Equifax, Inc	205,379
528		Essendant, Inc	16,859
456		Exponent, Inc	23,261
148	*	Franklin Covey Co	2,603
598	*	FTI Consulting, Inc	21,235
286		G & K Services, Inc (Class A)	20,950
191	*	GP Strategies Corp	5,233
1,030		Healthcare Services Group	37,914
200		Heidrick & Struggles International, Inc	4,740
347	*	Heritage-Crystal Clean, Inc	3,449
842		Herman Miller, Inc	26,009
315	*	Hill International, Inc	1,062
641		HNI Corp	25,108
306	*	Huron Consulting Group, Inc	17,806
261	*	ICF International, Inc	8,971
1,005	*	IHS, Inc (Class A)	124,781
491	*	Innerworkings, Inc	3,903
287		Insperity, Inc	14,847
1,218		Interface, Inc	22,582
2,133		KAR Auction Services, Inc	81,353
439		Kelly Services, Inc (Class A)	8,394
366		Kforce, Inc	7,166
460		Kimball International, Inc (Class B)	5,221
669		Knoll, Inc	14,484
867		Korn/Ferry International	24,527
1,126		Manpower, Inc	91,679
550		Matthews International Corp (Class A)	28,309
379		McGrath RentCorp	9,505
220	*	Mistras Group, Inc	5,449
656		Mobile Mini, Inc	21,661
420		MSA Safety, Inc	20,307
167		Multi-Color Corp	8,909
700	*	Navigant Consulting, Inc	11,067
5,425		Nielsen NV	285,681
113	*	NL Industries, Inc	255
725	*	On Assignment, Inc	26,767
2,113	*	Pendrell Corp	1,120
2,896		Pitney Bowes, Inc	62,380
313		Quad	4,050
3,055		R.R. Donnelley & Sons Co	50,102
3,678		Republic Services, Inc	175,257
514		Resources Connection, Inc	7,998
2,048		Robert Half International, Inc	95,396
1,379		Rollins, Inc	37,398
778	*	RPX Corp	8,760
241	*	SP Plus Corp	5,798
1,572		Steelcase, Inc (Class A)	23,454
1,260	*	Stericycle, Inc	158,999
402	*	Team, Inc	12,213
864		Tetra Tech, Inc	25,764
468	*	TransUnion	12,921

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

235	*	TRC Cos, Inc	$1,704
590	*	TriNet Group, Inc	8,467
550	*	TrueBlue, Inc	14,383
6,406		Tyco International plc	235,164
301		Unifirst Corp	32,845
314		US Ecology, Inc	13,866
2,567	*	Verisk Analytics, Inc	205,155
291		Viad Corp	8,486
145	*	Volt Information Sciences, Inc	1,092
48		VSE Corp	3,259
563	*	WageWorks, Inc	28,493
1,932		Waste Connections, Inc	124,788
6,907		Waste Management, Inc	407,513
866		West Corp	19,762

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,668,265

CONSUMER DURABLES & APPAREL - 1.7%
171	e	Arctic Cat, Inc	2,873
372		Bassett Furniture Industries, Inc	11,852
565	*	Beazer Homes USA, Inc	4,927
271	*	Black Diamond, Inc	1,225
1,325		Brunswick Corp	63,573
1,137		CalAtlantic Group, Inc	37,999
1,140		Callaway Golf Co	10,397
770		Carter’s, Inc	81,143
119	*	Cavco Industries, Inc	11,122
221	*	Century Communities, Inc	3,772
244	*	Cherokee, Inc	4,341
4,055		Coach, Inc	162,565
492		Columbia Sportswear Co	29,564
1,231	*	CROCS, Inc	11,842
125		CSS Industries, Inc	3,491
110		Culp, Inc	2,884
498	*	Deckers Outdoor Corp	29,835
4,717		DR Horton, Inc	142,595
536		Ethan Allen Interiors, Inc	17,056
81		Flexsteel Industries, Inc	3,538
607	*,e	Fossil Group, Inc	26,963
1,834	*	Garmin Ltd	73,287
575	*	G-III Apparel Group Ltd	28,112
1,757	*,e	GoPro, Inc	21,014
976	*	Green Brick Partners, Inc	7,408
5,988		Hanesbrands, Inc	169,700
1,035		Harman International Industries, Inc	92,156
1,601		Hasbro, Inc	128,240
411	*	Helen of Troy Ltd	42,617
156		Hooker Furniture Corp	5,125
2,631	*,e	Hovnanian Enterprises, Inc (Class A)	4,104
753	*,e	Iconix Brand Group, Inc	6,062
287	*	Installed Building Products Inc	7,637
429	*,e	iRobot Corp	15,144
257	*,e	Jakks Pacific, Inc	1,912
3,189	*	Jarden Corp	187,992
70		Johnson Outdoors, Inc	1,555
1,827	*	Kate Spade & Co	46,625
1,672	e	KB Home	23,876
702		La-Z-Boy, Inc	18,771
1,983		Leggett & Platt, Inc	95,977
143		Lennar Corp (B Shares)	5,536
2,523		Lennar Corp (Class A)	122,012
192	*,e	LGI Homes, Inc	4,648
365		Libbey, Inc	6,789
112		Lifetime Brands, Inc	1,688
1,680	*	Lululemon Athletica, Inc	113,753
385	*	M/I Homes, Inc	7,180
200	*	Malibu Boats Inc	3,280
156		Marine Products Corp	1,184
4,985		Mattel, Inc	167,596

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

558		MDC Holdings, Inc	$13,983
567	*	Meritage Homes Corp	20,673
2,746	*	Michael Kors Holdings Ltd	156,412
900	*	Mohawk Industries, Inc	171,810
227		Movado Group, Inc	6,249
66		Nacco Industries, Inc (Class A)	3,789
727	*	Nautilus, Inc	14,046
112	*,e	New Home Co Inc	1,373
4,078		Newell Rubbermaid, Inc	180,615
20,286		Nike, Inc (Class B)	1,246,980
59	*	NVR, Inc	102,212
292		Oxford Industries, Inc	19,631
365	*	Performance Sports Group Ltd	1,161
161	*	Perry Ellis International, Inc	2,964
1,294		Phillips-Van Heusen Corp	128,184
977	e	Polaris Industries, Inc	96,215
626		Pool Corp	54,925
5,283		Pulte Homes, Inc	98,845
892		Ralph Lauren Corp	85,864
539	*	Sequential Brands Group, Inc	3,444
1,967	*	Skechers U.S.A., Inc (Class A)	59,895
334	*	Skullcandy, Inc	1,189
1,177	*	Smith & Wesson Holding Corp	31,332
798	*	Steven Madden Ltd	29,558
272	e	Sturm Ruger & Co, Inc	18,599
100		Superior Uniform Group, Inc	1,782
680	*	Taylor Morrison Home Corp	9,602
899	*	Tempur-Pedic International, Inc	54,650
2,547	*	Toll Brothers, Inc	75,162
567	*	TopBuild Corp	16,863
2,322	*	TRI Pointe Homes, Inc	27,353
1,042	*	Tumi Holdings, Inc	27,946
719	e	Tupperware Corp	41,688
2,662	*	Under Armour, Inc (Class A)	225,817
226	*	Unifi, Inc	5,178
213	*	Universal Electronics, Inc	13,204
246	*,e	Vera Bradley, Inc	5,004
4,970		VF Corp	321,857
234	*,e	Vince Holding Corp	1,481
917	*	Vista Outdoor, Inc	47,601
226	*	WCI Communities, Inc	4,199
99		Weyco Group, Inc	2,635
1,145		Whirlpool Corp	206,489
428	*,e	William Lyon Homes, Inc	6,202
1,589		Wolverine World Wide, Inc	29,269
423	*	Zagg, Inc	3,811

		TOTAL CONSUMER DURABLES & APPAREL	5,752,278

CONSUMER SERVICES - 2.3%
342	*,e	2U, Inc	7,729
224	*	American Public Education, Inc	4,621
1,363	*	Apollo Group, Inc (Class A)	11,197
2,776		ARAMARK Holdings Corp	91,941
193	*	Ascent Media Corp (Series A)	2,858
1,433	*	Belmond Ltd.	13,599
298	*	BJ’s Restaurants, Inc	12,388
1,790		Bloomin’ Brands, Inc	30,197
331		Bob Evans Farms, Inc	15,454
120	*,e	Bojangles’, Inc	2,041
1,534	*	Boyd Gaming Corp	31,692
246	*	Bravo Brio Restaurant Group, Inc	1,906
192	*	Bridgepoint Education, Inc	1,935
538	*	Bright Horizons Family Solutions	34,852
928		Brinker International, Inc	42,642
271	*	Buffalo Wild Wings, Inc	40,141
674	*	Caesars Acquisition Co	4,125
785	*,e	Caesars Entertainment Corp	5,338
164		Capella Education Co	8,633
1,960	*	Career Education Corp	8,898

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,413		Carnival Corp	$338,414
234		Carriage Services, Inc	5,057
507	*	Carrols Restaurant Group, Inc	7,321
701		Cheesecake Factory	37,216
1,106	*,e	Chegg, Inc	4,933
476	*	Chipotle Mexican Grill, Inc (Class A)	224,182
591		Choice Hotels International, Inc	31,944
194		Churchill Downs, Inc	28,689
215	*,e	Chuy’s Holdings, Inc	6,680
628		ClubCorp Holdings, Inc	8,817
92		Collectors Universe	1,527
295	e	Cracker Barrel Old Country Store, Inc	45,038
1,845		Darden Restaurants, Inc	122,323
327	*	Dave & Buster’s Entertainment, Inc	12,681
331	*	Del Frisco’s Restaurant Group, Inc	5,488
1,168	*	Denny’s Corp	12,100
918	e	DeVry Education Group, Inc	15,854
602	*,e	Diamond Resorts International, Inc	14,629
243		DineEquity, Inc	22,703
794		Domino’s Pizza, Inc	104,697
1,398		Dunkin Brands Group, Inc	65,944
196	*,e	El Pollo Loco Holdings, Inc	2,615
807	*	Eldorado Resorts, Inc	9,232
38	*,e	Empire Resorts, Inc	519
868		Extended Stay America, Inc	14,148
366	*	Fiesta Restaurant Group, Inc	11,997
48		Graham Holdings Co	23,040
675	*	Grand Canyon Education, Inc	28,849
3,580	e	H&R Block, Inc	94,584
163	*,e	Habit Restaurants, Inc	3,037
7,669		Hilton Worldwide Holdings, Inc	172,706
1,975	*	Houghton Mifflin Harcourt Co	39,382
490	*	Hyatt Hotels Corp	24,250
1,368		International Game Technology plc	24,966
373		International Speedway Corp (Class A)	13,767
474	e	Interval Leisure Group, Inc	6,845
251	*	Intrawest Resorts Holdings Inc	2,146
353	*	Isle of Capri Casinos, Inc	4,942
211	*	J Alexander’s Holdings, Inc	2,228
571		Jack in the Box, Inc	36,470
192	*,e	Jamba, Inc	2,373
461	*	K12, Inc	4,559
117	*	Kona Grill, Inc	1,515
940	*	Krispy Kreme Doughnuts, Inc	14,655
1,351	*	La Quinta Holdings, Inc	16,888
5,466		Las Vegas Sands Corp	282,483
83		Liberty Tax, Inc	1,626
1,352	*,e	LifeLock, Inc	16,319
271		Marcus Corp	5,135
2,947	e	Marriott International, Inc (Class A)	209,767
481		Marriott Vacations Worldwide Corp	32,468
13,239		McDonald’s Corp	1,663,878
6,814	*	MGM Resorts International	146,092
139	*	Monarch Casino & Resort, Inc	2,705
279	*	Noodles & Co	3,309
2,054	*	Norwegian Cruise Line Holdings Ltd	113,566
346	*	Panera Bread Co (Class A)	70,871
450		Papa John’s International, Inc	24,386
1,142	*	Penn National Gaming, Inc	19,060
1,029	*	Pinnacle Entertainment, Inc	36,118
556	*,e	Planet Fitness, Inc	9,029
334	*	Popeyes Louisiana Kitchen, Inc	17,388
320	*	Potbelly Corp	4,355
204	*	Red Robin Gourmet Burgers, Inc	13,152
674	*	Regis Corp	10,238
2,602		Royal Caribbean Cruises Ltd	213,754
779	*	Ruby Tuesday, Inc	4,191
473		Ruth’s Chris Steak House, Inc	8,708
719	*,e	Scientific Games Corp (Class A)	6,780

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

956	e	SeaWorld Entertainment, Inc	$20,133
2,996		Service Corp International	73,941
1,478	*	ServiceMaster Global Holdings, Inc	55,691
85	*,e	Shake Shack, Inc	3,172
1,042		Six Flags Entertainment Corp	57,821
729		Sonic Corp	25,632
897	e	Sotheby’s (Class A)	23,977
164		Speedway Motorsports, Inc	3,252
22,464		Starbucks Corp	1,341,101
2,457		Starwood Hotels & Resorts Worldwide, Inc	204,988
43	*	Steak N Shake Co	15,984
149	*	Strayer Education, Inc	7,264
997		Texas Roadhouse, Inc (Class A)	43,449
228		Universal Technical Institute, Inc	983
514		Vail Resorts, Inc	68,722
412	*,e	Weight Watchers International, Inc	5,986
3,688		Wendy’s	40,162
1,708		Wyndham Worldwide Corp	130,542
1,204	e	Wynn Resorts Ltd	112,490
6,120		Yum! Brands, Inc	500,922
274	*,e	Zoe’s Kitchen, Inc	10,683

		TOTAL CONSUMER SERVICES	7,706,410

DIVERSIFIED FINANCIALS - 3.7%
829	*	Affiliated Managers Group, Inc	134,630
7,403	*	Ally Financial, Inc	138,584
12,300		American Express Co	755,220
2,515		Ameriprise Financial, Inc	236,435
359	e	Arlington Asset Investment Corp (Class A)	4,498
514		Artisan Partners Asset Management, Inc	15,852
10	*	Ashford, Inc	456
86	*	Associated Capital Group, Inc	2,410
16,853		Bank of New York Mellon Corp	620,696
90	*,e	BBX Capital Corp	1,436
2,631		BGC Partners, Inc (Class A)	23,811
1,893		BlackRock, Inc	644,699
267		Calamos Asset Management, Inc (Class A)	2,267
7,762		Capital One Financial Corp	537,984
400		Cash America International, Inc	15,456
1,274		CBOE Holdings, Inc	83,230
17,158		Charles Schwab Corp	480,767
4,828		CME Group, Inc	463,729
291		Cohen & Steers, Inc	11,326
1,548	*,e	Cowen Group, Inc	5,898
151	*,e	Credit Acceptance Corp	27,414
42		Diamond Hill Investment Group, Inc	7,449
6,194		Discover Financial Services	315,398
4,248	*	E*TRADE Financial Corp	104,034
1,765		Eaton Vance Corp	59,163
375	*,e	Encore Capital Group, Inc	9,653
366	*	Enova International, Inc	2,309
499		Evercore Partners, Inc (Class A)	25,823
690	*	Ezcorp, Inc (Class A)	2,049
623		Factset Research Systems, Inc	94,403
1,349		Federated Investors, Inc (Class B)	38,919
745	e	Financial Engines, Inc	23,415
403		First Cash Financial Services, Inc	18,562
1,222	*	FNFV Group	13,259
5,754		Franklin Resources, Inc	224,694
464		Gain Capital Holdings, Inc	3,044
86		GAMCO Investors, Inc (Class A)	3,187
6,468		Goldman Sachs Group, Inc	1,015,347
662	*,e	Green Dot Corp	15,206
424		Greenhill & Co, Inc	9,413
655		HFF, Inc (Class A)	18,032
824		Interactive Brokers Group, Inc (Class A)	32,400
1,757		IntercontinentalExchange Group, Inc	413,141
215	*	INTL FCStone, Inc	5,747

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,484		Invesco Ltd	$199,513
524		Investment Technology Group, Inc	11,580
14,515		iShares Russell 3000 Index Fund	1,754,283
2,141		Janus Capital Group, Inc	31,323
767	*	KCG Holdings, Inc	9,166
1,533	*,e	Ladenburg Thalmann Financial Services, Inc	3,833
1,815		Lazard Ltd (Class A)	70,422
1,408		Legg Mason, Inc	48,829
963	*,e	LendingClub Corp	7,993
5,119		Leucadia National Corp	82,774
1,173	e	LPL Financial Holdings, Inc	29,090
536		MarketAxess Holdings, Inc	66,909
102		Marlin Business Services Corp	1,460
4,114		McGraw-Hill Financial, Inc	407,204
249		Moelis & Co	7,029
2,643		Moody’s Corp	255,208
22,737		Morgan Stanley	568,652
279		Morningstar, Inc	24,627
1,620		MSCI, Inc (Class A)	120,010
1,717		NASDAQ OMX Group, Inc	113,974
5,649		Navient Corp	67,619
339		Nelnet, Inc (Class A)	13,346
341	*	NewStar Financial, Inc	2,984
3,494		Northern Trust Corp	227,704
2,792		NorthStar Asset Management Group, Inc	31,689
349		OM Asset Management plc	4,659
158	*,e	On Deck Capital, Inc	1,231
740	*,e	OneMain Holdings, Inc	20,298
147		Oppenheimer Holdings, Inc	2,320
324	*	Pico Holdings, Inc	3,315
236	*	Piper Jaffray Cos	11,696
754	*,e	PRA Group, Inc	22,160
189		Pzena Investment Management, Inc (Class A)	1,427
1,837		Raymond James Financial, Inc	87,460
143	*	Regional Management Corp	2,447
238		Resource America, Inc (Class A)	1,373
296	*	Safeguard Scientifics, Inc	3,922
1,279		Santander Consumer USA Holdings, Inc	13,417
2,006		SEI Investments Co	86,358
6,344	*	SLM Corp	40,348
6,168		State Street Corp	360,951
977	*	Stifel Financial Corp	28,919
12,334	*	Synchrony Financial	353,492
3,948		T Rowe Price Group, Inc	290,020
3,844		TD Ameritrade Holding Corp	121,201
433		Tiptree Financial, Inc	2,468
317		Virtu Financial, Inc	7,009
95		Virtus Investment Partners, Inc	7,420
3,297		Voya Financial, Inc	98,152
1,207		Waddell & Reed Financial, Inc (Class A)	28,413
113		Westwood Holdings Group, Inc	6,627
1,867	e	WisdomTree Investments, Inc	21,340
124	*	World Acceptance Corp	4,702

		TOTAL DIVERSIFIED FINANCIALS	12,451,811

ENERGY - 6.1%
1,395	*,e	Abraxas Petroleum Corp	1,409
30		Adams Resources & Energy, Inc	1,199
730	e	Alon USA Energy, Inc	7,534
7,567		Anadarko Petroleum Corp	352,395
1,004	*	Antero Resources Corp	24,970
5,651		Apache Corp	275,825
999		Archrock, Inc	7,992
242		Ardmore Shipping Corp	2,045
929	e	Atwood Oceanics, Inc	8,519
6,450		Baker Hughes, Inc	282,704
901	*,e	Bill Barrett Corp	5,604
499		Bristow Group, Inc	9,441

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,971		Cabot Oil & Gas Corp	$158,311
1		California Resources Corp	1
966	*	Callon Petroleum Co	8,549
2,889	*	Cameron International Corp	193,708
335	e	CARBO Ceramics, Inc	4,757
743	*	Carrizo Oil & Gas, Inc	22,974
3,450	*,e	Cheniere Energy, Inc	116,714
8,636	e	Chesapeake Energy Corp	35,580
28,150		Chevron Corp	2,685,510
1,360		Cimarex Energy Co	132,287
2,148	*,e	Clean Energy Fuels Corp	6,294
3,851	*,e	Cloud Peak Energy, Inc	7,510
5,265	*	Cobalt International Energy, Inc	15,637
5,929		Columbia Pipeline Group, Inc	148,818
1,916	*	Concho Resources, Inc	193,593
18,460		ConocoPhillips	743,384
3,293	e	Consol Energy, Inc	37,178
368	*	Contango Oil & Gas Co	4,339
1,246	*	Continental Resources, Inc	37,829
212	e	CVR Energy, Inc	5,533
967		Delek US Holdings, Inc	14,737
7,762	e	Denbury Resources, Inc	17,232
7,180	*	Devon Energy Corp	197,019
1,169		DHT Holdings, Inc	6,733
904	e	Diamond Offshore Drilling, Inc	19,644
1,030	*	Diamondback Energy, Inc	79,495
532	*,e	Dorian LPG Ltd	5,001
548	*	Dril-Quip, Inc	33,187
1,167		Energen Corp	42,701
612	*,e	Energy Fuels, Inc	1,353
3,370		Ensco plc	34,947
8,220		EOG Resources, Inc	596,608
521	*	EP Energy Corp	2,355
2,269		EQT Corp	152,613
272	*	Era Group, Inc	2,551
1,867	*,e	Erin Energy Corp	3,510
468		Evolution Petroleum Corp	2,275
499	*	Exterran Corp	7,715
62,585	d	Exxon Mobil Corp	5,231,480
1,740	*,e	Fairmount Santrol Holdings, Inc	4,367
3,593	*	FMC Technologies, Inc	98,305
847	*	Forum Energy Technologies, Inc	11,180
467	e	Frank’s International NV	7,696
395	e	Frontline Ltd	3,306
690	e	GasLog Ltd	6,721
1,444	*,e	Gastar Exploration, Inc	1,588
310	*,e	Geospace Technologies Corp	3,825
1,362	e	Golar LNG Ltd	24,475
569		Green Plains Renewable Energy, Inc	9,081
1,627	e	Gulfmark Offshore, Inc	10,039
1,710	*	Gulfport Energy Corp	48,461
153		Hallador Energy Co	699
12,756		Halliburton Co	455,644
1,588	*	Helix Energy Solutions Group, Inc	8,893
1,353		Helmerich & Payne, Inc	79,448
4,156		Hess Corp	218,813
2,837		HollyFrontier Corp	100,203
615	*,e	Hornbeck Offshore Services, Inc	6,107
13	*,e	Isramco, Inc	1,062
26,562		Kinder Morgan, Inc	474,397
2,251	*	Kosmos Energy LLC	13,101
2,320	*,e	Laredo Petroleum Holdings, Inc	18,398
12,651		Marathon Oil Corp	140,932
8,091		Marathon Petroleum Corp	300,823
1,143	*,e	Matador Resources Co	21,671
383	*	Matrix Service Co	6,779
4,745	*	McDermott International, Inc	19,407
1,191	*	Memorial Resource Development Corp	12,124
2,559	e	Murphy Oil Corp	64,461

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,154		Nabors Industries Ltd	$47,417
5,813	e	National Oilwell Varco, Inc	180,784
180	*	Natural Gas Services Group, Inc	3,893
764	e	Navios Maritime Acq Corp	1,215
2,972	*	Newfield Exploration Co	98,819
1,448	*	Newpark Resources, Inc	6,255
3,347	e	Noble Corp plc	34,642
6,298		Noble Energy, Inc	197,820
430	e	Nordic American Offshore Ltd	1,926
1,193	e	Nordic American Tanker Shipping	16,809
147	*,e	North Atlantic Drilling Ltd	403
911	*,e	Northern Oil And Gas, Inc	3,635
2,205	*,e	Oasis Petroleum, Inc	16,052
11,501		Occidental Petroleum Corp	787,013
1,421		Oceaneering International, Inc	47,234
745	*	Oil States International, Inc	23,482
3,004	e	Oneok, Inc	89,699
627	*	Pacific Ethanol, Inc	2,934
355		Panhandle Oil and Gas, Inc (Class A)	6,145
234	*	Par Petroleum Corp	4,390
2,470	*	Parker Drilling Co	5,236
1,195	*	Parsley Energy, Inc	27,007
2,118		Patterson-UTI Energy, Inc	37,319
1,435		PBF Energy, Inc	47,642
707	*	PDC Energy, Inc	42,031
176	*	PHI, Inc	3,325
8,111		Phillips 66	702,332
1,182	*	Pioneer Energy Services Corp	2,600
2,423		Pioneer Natural Resources Co	341,013
2,504		Questar Market Resources, Inc	35,331
2,345	e	Range Resources Corp	75,931
641	*	Renewable Energy Group, Inc	6,051
92	*,e	Rex American Resources Corp	5,103
1,390	*,e	Rice Energy, Inc	19,404
159	*	RigNet, Inc	2,175
707	*,e	Ring Energy, Inc	3,570
1,813		Rowan Cos plc	29,189
849	e	RPC, Inc	12,039
787	*	RSP Permian, Inc	22,855
847	*	Sanchez Energy Corp	4,650
19,009		Schlumberger Ltd	1,401,914
2,573		Scorpio Tankers, Inc	15,001
346	*,e	SEACOR Holdings, Inc	18,840
5,991	*,e	Seadrill Ltd	19,770
633		SemGroup Corp	14,179
859	e	Ship Finance International Ltd	11,932
1,025	e	SM Energy Co	19,209
6,590	*,e	Southwestern Energy Co	53,181
10,090		Spectra Energy Corp	308,754
2,173		Superior Energy Services	29,097
2,117	*,e	Synergy Resources Corp	16,449
2,410		Targa Resources Investments, Inc	71,963
674	e	Teekay Corp	5,837
1,211		Teekay Tankers Ltd (Class A)	4,444
465		Tesco Corp	4,004
1,906		Tesoro Corp	163,935
1,686	*	Tetra Technologies, Inc	10,706
680	e	Tidewater, Inc	4,644
1,702	*,e	TransAtlantic Petroleum Ltd	1,277
1,355	*	Unit Corp	11,938
5,822	*	Uranium Energy Corp	4,355
1,014	e	US Silica Holdings Inc	23,038
7,223		Valero Energy Corp	463,283
923	*,e	W&T Offshore, Inc	2,021
13,457	*	Weatherford International Ltd	104,696
1,189		Western Refining, Inc	34,588
3,161	*,e	Whiting Petroleum Corp	25,225
11,280		Williams Cos, Inc	181,270

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,038		World Fuel Services Corp	$50,426
3,507	*	WPX Energy, Inc	24,514

		TOTAL ENERGY	20,257,165

FOOD & STAPLES RETAILING - 2.1%
418		Andersons, Inc	13,129
496		Casey’s General Stores, Inc	56,207
300	*	Chefs’ Warehouse Holdings, Inc	6,087
6,587		Costco Wholesale Corp	1,037,979
16,892		CVS Health Corp	1,752,207
638	*	Fresh Market, Inc	18,202
248		Ingles Markets, Inc (Class A)	9,300
14,535		Kroger Co	555,964
95	*,e	Natural Grocers by Vitamin C	2,021
278		Pricesmart, Inc	23,513
15,693	*	Rite Aid Corp	127,898
389	*	Smart & Final Stores, Inc	6,302
546		Spartan Stores, Inc	16,549
2,229	*	Sprouts Farmers Market, Inc	64,730
3,759	*	Supervalu, Inc	21,652
8,968		Sysco Corp	419,075
759	*	United Natural Foods, Inc	30,588
77		Village Super Market (Class A)	1,860
12,872		Walgreens Boots Alliance, Inc	1,084,337
23,648		Wal-Mart Stores, Inc	1,619,652
148		Weis Markets, Inc	6,669
4,911		Whole Foods Market, Inc	152,781

		TOTAL FOOD & STAPLES RETAILING	7,026,702

FOOD, BEVERAGE & TOBACCO - 5.1%
100	e	Alico, Inc	2,761
29,377		Altria Group, Inc	1,840,763
756	*,e	Amplify Snack Brands, Inc	10,826
9,297		Archer Daniels Midland Co	337,574
832		B&G Foods, Inc (Class A)	28,962
567	*,e	Blue Buffalo Pet Products, Inc	14,549
130	*	Boston Beer Co, Inc (Class A)	24,059
398	e	Brown-Forman Corp	42,463
1,735		Brown-Forman Corp (Class B)	170,845
2,110		Bunge Ltd	119,574
271		Calavo Growers, Inc	15,463
486	e	Cal-Maine Foods, Inc	25,228
2,561		Campbell Soup Co	163,366
870	*,e	Castle Brands, Inc	818
62		Coca-Cola Bottling Co Consolidated	9,905
58,699		Coca-Cola Co	2,723,046
3,531		Coca-Cola Enterprises, Inc	179,163
6,284		ConAgra Foods, Inc	280,392
2,453		Constellation Brands, Inc (Class A)	370,624
142	*	Craft Brewers Alliance, Inc	1,169
2,386	*	Darling International, Inc	31,424
1,357	e	Dean Foods Co	23,503
2,859		Dr Pepper Snapple Group, Inc	255,652
200	*	Farmer Bros Co	5,574
2,611		Flowers Foods, Inc	48,199
482		Fresh Del Monte Produce, Inc	20,278
307	*,e	Freshpet, Inc	2,250
9,023		General Mills, Inc	571,607
1,478	*	Hain Celestial Group, Inc	60,465
2,251		Hershey Co	207,295
4,108		Hormel Foods Corp	177,630
1,024		Ingredion, Inc	109,353
281	*,e	Inventure Foods, Inc	1,588
209		J&J Snack Foods Corp	22,630
1,820		J.M. Smucker Co	236,309
121		John B. Sanfilippo & Son, Inc	8,360
3,771		Kellogg Co	288,670
8,876		Kraft Heinz Co	697,299

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

341		Lancaster Colony Corp	$37,704
359	*	Landec Corp	3,769
244	*	Lifeway Foods, Inc	2,642
150	e	Limoneira Co	2,280
1,877		McCormick & Co, Inc	186,724
3,014		Mead Johnson Nutrition Co	256,100
162		Mgp Ingredients, Inc	3,927
2,373		Molson Coors Brewing Co (Class B)	228,235
24,354		Mondelez International, Inc	977,082
2,267	*	Monster Beverage Corp	302,372
162	*	National Beverage Corp	6,856
311	*	Omega Protein Corp	5,268
22,096		PepsiCo, Inc	2,264,398
23,191		Philip Morris International, Inc	2,275,269
922	e	Pilgrim’s Pride Corp	23,419
1,676		Pinnacle Foods, Inc	74,884
904	*	Post Holdings, Inc	62,168
12,436		Reynolds American, Inc	625,655
320	e	Sanderson Farms, Inc	28,858
4	*	Seaboard Corp	12,012
134	*	Seneca Foods Corp	4,655
985		Snyder’s-Lance, Inc	31,008
309	*	Synutra International, Inc	1,536
359	e	Tootsie Roll Industries, Inc	12,560
852	*	TreeHouse Foods, Inc	73,911
4,298		Tyson Foods, Inc (Class A)	286,505
446	e	Universal Corp	25,337
1,500	e	Vector Group Ltd	34,260
2,520	*	WhiteWave Foods Co (Class A)	102,413

		TOTAL FOOD, BEVERAGE & TOBACCO	17,081,443

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
115	*,e	AAC Holdings, Inc	2,276
317		Abaxis, Inc	14,389
22,355		Abbott Laboratories	935,110
669	*	Abiomed, Inc	63,428
741	*	Acadia Healthcare Co, Inc	40,837
1,151	*,e	Accuray, Inc	6,653
413		Aceto Corp	9,730
85	*	Addus HomeCare Corp	1,461
91	*,e	Adeptus Health, Inc	5,054
5,197		Aetna Inc	583,883
564	*,e	Air Methods Corp	20,428
1,225	*	Alere, Inc	61,997
1,163	*	Align Technology, Inc	84,538
67	*	Alliance HealthCare Services, Inc	482
2,611	*	Allscripts Healthcare Solutions, Inc	34,491
101	*	Almost Family, Inc	3,761
403	*	Amedisys, Inc	19,481
3,086		AmerisourceBergen Corp	267,093
688	*	AMN Healthcare Services, Inc	23,124
698	*	Amsurg Corp	52,071
177		Analogic Corp	13,985
364	*	Angiodynamics, Inc	4,474
183	*	Anika Therapeutics, Inc	8,184
2,094	*,e	Antares Pharma, Inc	1,822
3,963		Anthem, Inc	550,817
581	*,e	athenahealth, Inc	80,631
403	*,e	AtriCure, Inc	6,782
29		Atrion Corp	11,465
1,115		Bard (C.R.), Inc	225,977
8,223		Baxter International, Inc	337,801
3,137		Becton Dickinson & Co	476,259
918	*,e	BioScrip, Inc	1,965
354	*	BioTelemetry, Inc	4,135
20,207	*	Boston Scientific Corp	380,094
2,647	*	Brookdale Senior Living, Inc	42,034
484		Cantel Medical Corp	34,538

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

442	*	Capital Senior Living Corp	$8,186
4,962		Cardinal Health, Inc	406,636
459	*	Cardiovascular Systems, Inc	4,760
470	*	Castlight Health, Inc	1,565
2,647	*	Centene Corp	163,005
4,438	*	Cerner Corp	235,036
1,390	*,e	Cerus Corp	8,243
278		Chemed Corp	37,655
3,835		Cigna Corp	526,315
172	*	Civitas Solutions, Inc	2,998
2,019	*	Community Health Systems, Inc	37,372
168	e	Computer Programs & Systems, Inc	8,756
477	*,e	ConforMIS, Inc	5,128
397		Conmed Corp	16,650
100	*	Connecture, Inc	256
735		Cooper Cos, Inc	113,168
312	*,e	Corindus Vascular Robotics, Inc	309
180	*	Corvel Corp	7,096
459	*	Cross Country Healthcare, Inc	5,338
377		CryoLife, Inc	4,053
202	*	Cutera, Inc	2,272
319	*	Cynosure, Inc (Class A)	14,074
2,638	*	DaVita, Inc	193,576
3,561		DENTSPLY SIRONA, Inc	219,464
1,191	*	DexCom, Inc	80,881
524	*,e	Diplomat Pharmacy, Inc	14,358
3,190	*	Edwards Lifesciences Corp	281,390
960	*	Endologix, Inc	8,026
734		Ensign Group, Inc	16,618
75	*	Entellus Medical, Inc	1,364
2,674	*	Envision Healthcare Holdings, Inc	54,550
131	*	Exactech, Inc	2,654
598	*	ExamWorks Group, Inc	17,677
9,474	*	Express Scripts Holding Co	650,769
635	*	Five Star Quality Care, Inc	1,454
665	*	GenMark Diagnostics, Inc	3,505
1,078	*	Globus Medical, Inc	25,602
367	*	Greatbatch, Inc	13,080
745	*	Haemonetics Corp	26,060
725	*	Halyard Health, Inc	20,829
4,743	*	HCA Holdings, Inc	370,191
518	*	HealthEquity, Inc	12,779
1,313		Healthsouth Corp	49,408
367	*	HealthStream, Inc	8,107
402	*	Healthways, Inc	4,056
241	*,e	HeartWare International, Inc	7,572
1,278	*	Henry Schein, Inc	220,621
815		Hill-Rom Holdings, Inc	40,994
1,267	*	HMS Holdings Corp	18,181
3,770	*	Hologic, Inc	130,065
2,267		Humana, Inc	414,748
202	*	ICU Medical, Inc	21,028
1,489	*	Idexx Laboratories, Inc	116,618
126	*,e	Imprivata, Inc	1,591
1,943	*	IMS Health Holdings, Inc	51,587
219	*	Inogen Inc	9,851
277	*,e	Inovalon Holdings, Inc	5,130
877	*	Insulet Corp	29,081
367	*	Integra LifeSciences Holdings Corp	24,721
564	*	Intuitive Surgical, Inc	338,992
463	e	Invacare Corp	6,098
376	*,e	InVivo Therapeutics Holdings Corp	2,624
44	*,e	iRadimed Corp	843
199	*	K2M Group Holdings, Inc	2,951
1,162		Kindred Healthcare, Inc	14,351
1,542	*	Laboratory Corp of America Holdings	180,614
128		Landauer, Inc	4,233
309	*	LDR Holding Corp	7,876

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

185		LeMaitre Vascular, Inc	$2,871
267	*	LHC Group, Inc	9,495
658	*	LifePoint Hospitals, Inc	45,567
652	*	LivaNova plc	35,195
405	*	Magellan Health Services, Inc	27,512
633	*	Masimo Corp	26,485
3,486		McKesson Corp	548,174
793	*	Medidata Solutions, Inc	30,697
1,412	*	MEDNAX, Inc	91,243
21,334		Medtronic plc	1,600,050
601		Meridian Bioscience, Inc	12,387
638	*	Merit Medical Systems, Inc	11,797
610	*	Molina Healthcare, Inc	39,339
138		National Healthcare Corp	8,597
133		National Research Corp	2,068
470	*	Natus Medical, Inc	18,062
594	*	Neogen Corp	29,908
145	*	Nevro Corp	8,158
459	*,e	Nobilis Health Corp	1,432
695	*	NuVasive, Inc	33,812
122	*	Nuvectra Corp	660
920	*	NxStage Medical, Inc	13,791
517	*	Omnicell, Inc	14,409
749	*	OraSure Technologies, Inc	5,415
267	*	Orthofix International NV	11,086
999		Owens & Minor, Inc	40,380
286	*,e	Oxford Immunotec Global plc	2,834
1,239		Patterson Cos, Inc	57,651
435	*	PharMerica Corp	9,618
546	*	Premier, Inc	18,215
151	*	Press Ganey Holdings, Inc	4,542
199	*	Providence Service Corp	10,163
724		Quality Systems, Inc	11,034
2,180		Quest Diagnostics, Inc	155,761
382	*	Quidel Corp	6,593
415	*	RadNet, Inc	2,004
2,188		Resmed, Inc	126,510
726	*,e	Rockwell Medical, Inc	5,452
837	*	RTI Biologics, Inc	3,348
122	*	SeaSpine Holdings Corp	1,786
167	*,e	Second Sight Medical Products, Inc	807
1,504		Select Medical Holdings Corp	17,762
592	*	Spectranetics Corp	8,596
4,154		St. Jude Medical, Inc	228,470
515	*,e	Staar Surgical Co	3,806
1,263		STERIS plc	89,736
5,044		Stryker Corp	541,171
351	*	Surgical Care Affiliates, Inc	16,244
332	*	SurModics, Inc	6,112
255	*,e	Tandem Diabetes Care, Inc	2,221
1,034	*	Team Health Holdings, Inc	43,232
490	*,e	Teladoc, Inc	4,704
664		Teleflex, Inc	104,255
1,416	*	Tenet Healthcare Corp	40,965
385	*,e	TransEnterix, Inc	1,636
334	*	Triple-S Management Corp (Class B)	8,303
239	*,e	Trupanion, Inc	2,354
1,710	*,e	Unilife Corp	1,163
14,251		UnitedHealth Group, Inc	1,836,954
720		Universal American Corp	5,141
1,337		Universal Health Services, Inc (Class B)	166,751
178		US Physical Therapy, Inc	8,852
52		Utah Medical Products, Inc	3,252
1,462	*	Varian Medical Systems, Inc	116,989
249	*	Vascular Solutions, Inc	8,100
1,259	*	VCA Antech, Inc	72,632
1,018	*	Veeva Systems, Inc	25,491
202	*,e	Veracyte, Inc	1,091
375	*	Vocera Communications, Inc	4,781

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

632	*	WellCare Health Plans, Inc	$58,618
1,037		West Pharmaceutical Services, Inc	71,885
1,319	*	Wright Medical Group NV	21,895
438	*,e	Zeltiq Aesthetics, Inc	11,896
2,522		Zimmer Holdings, Inc	268,921

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	16,635,776

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
5,788		Avon Products, Inc	27,840
580	*	Central Garden and Pet Co (Class A)	9,448
1,968		Church & Dwight Co, Inc	181,410
1,957		Clorox Co	246,699
13,560		Colgate-Palmolive Co	958,014
1,382	e	Coty, Inc	38,461
894		Edgewell Personal Care Co	71,994
373	*,e	Elizabeth Arden, Inc	3,055
894		Energizer Holdings, Inc	36,216
3,114		Estee Lauder Cos (Class A)	293,681
1,076	*,e	Herbalife Ltd	66,239
1,236	*	HRG Group, Inc	17,218
223		Inter Parfums, Inc	6,891
5,465		Kimberly-Clark Corp	735,097
152		Medifast, Inc	4,589
111	e	Natural Health Trends Corp	3,680
140		Nature’s Sunshine Products, Inc	1,344
843	e	Nu Skin Enterprises, Inc (Class A)	32,245
127	*	Nutraceutical International Corp	3,092
63		Oil-Dri Corp of America	2,128
108	e	Orchids Paper Products Co	2,971
40,611		Procter & Gamble Co	3,342,691
162	*	Revlon, Inc (Class A)	5,898
403		Spectrum Brands, Inc	44,040
92	*,e	USANA Health Sciences, Inc	11,171
208		WD-40 Co	22,466

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,168,578

INSURANCE - 4.0%
6,512		Aflac, Inc	411,168
250	*	Alleghany Corp	124,050
1,633		Allied World Assurance Co Holdings Ltd	57,057
5,778		Allstate Corp	389,264
653	*	AMBAC Financial Group, Inc	10,317
1,193		American Equity Investment Life Holding Co	20,042
972		American Financial Group, Inc	68,400
17,205		American International Group, Inc	929,930
105	e	American National Insurance Co	12,127
276		Amerisafe, Inc	14,501
1,046		Amtrust Financial Services, Inc	27,070
4,235		Aon plc	442,346
1,888	*	Arch Capital Group Ltd	134,237
403		Argo Group International Holdings Ltd	23,128
2,625		Arthur J. Gallagher & Co	116,760
878		Aspen Insurance Holdings Ltd	41,881
961		Assurant, Inc	74,141
2,304		Assured Guaranty Ltd	58,291
154	*	Atlas Financial Holdings, Inc	2,794
1,620		Axis Capital Holdings Ltd	89,845
125		Baldwin & Lyons, Inc (Class B)	3,076
27,840	*	Berkshire Hathaway, Inc (Class B)	3,949,939
1,663		Brown & Brown, Inc	59,535
6,946		Chubb Ltd	827,616
2,559		Cincinnati Financial Corp	167,256
590	*,e	Citizens, Inc (Class A)	4,272
303		CNA Financial Corp	9,751
2,903		Conseco, Inc	52,022
375		Crawford & Co (Class B)	2,430
143		Donegal Group, Inc (Class A)	2,056
90		EMC Insurance Group, Inc	2,309

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

458		Employers Holdings, Inc	$12,888
913		Endurance Specialty Holdings Ltd	59,655
148	*	Enstar Group Ltd	24,062
435		Erie Indemnity Co (Class A)	40,451
683		Everest Re Group Ltd	134,845
130		FBL Financial Group, Inc (Class A)	7,998
201		Federated National Holding Co	3,952
1,654		First American Financial Corp	63,034
4,111		FNF Group	139,363
7,337	*	Genworth Financial, Inc (Class A)	20,030
420	*	Greenlight Capital Re Ltd (Class A)	9,152
198	*	Hallmark Financial Services	2,277
634		Hanover Insurance Group, Inc	57,199
6,230		Hartford Financial Services Group, Inc	287,078
121		HCI Group, Inc	4,029
362		Heritage Insurance Holdings, Inc	5,781
467		Horace Mann Educators Corp	14,799
102		Independence Holding Co	1,624
166		Infinity Property & Casualty Corp	13,363
162		James River Group Holdings Ltd	5,226
614		Kemper Corp	18,156
3,723		Lincoln National Corp	145,942
4,751		Loews Corp	181,773
553		Maiden Holdings Ltd	7,156
207	*	Markel Corp	184,555
8,043		Marsh & McLennan Cos, Inc	488,934
2,232	*,e	MBIA, Inc	19,753
494		Mercury General Corp	27,417
14,080		Metlife, Inc	618,675
515		National General Holdings Corp	11,119
95		National Interstate Corp	2,842
33		National Western Life Group, Inc	7,611
149	*	Navigators Group, Inc	12,497
3,761		Old Republic International Corp	68,751
313		OneBeacon Insurance Group Ltd (Class A)	3,984
736	e	Primerica, Inc	32,774
4,415		Principal Financial Group	174,172
1,060		ProAssurance Corp	53,636
8,719		Progressive Corp	306,386
6,749		Prudential Financial, Inc	487,413
1,054		Reinsurance Group of America, Inc (Class A)	101,448
770		RenaissanceRe Holdings Ltd	92,269
768		RLI Corp	51,348
216		Safety Insurance Group, Inc	12,325
819		Selective Insurance Group, Inc	29,984
200		State Auto Financial Corp	4,412
436		State National Cos, Inc	5,494
329		Stewart Information Services Corp	11,936
1,221	*	Third Point Reinsurance Ltd	13,883
1,815		Torchmark Corp	98,300
4,419		Travelers Cos, Inc	515,741
110	*	United America Indemnity Ltd	3,424
234		United Fire & Casualty Co	10,254
255		United Insurance Holdings Corp	4,899
456	e	Universal Insurance Holdings, Inc	8,117
3,686		UnumProvident Corp	113,971
1,218		Validus Holdings Ltd	57,477
1,346		W.R. Berkley Corp	75,645
98		White Mountains Insurance Group Ltd	78,655
4,574		XL Capital Ltd	168,323

		TOTAL INSURANCE	13,345,868

MATERIALS - 3.2%
412		A. Schulman, Inc	11,215
78		AEP Industries, Inc	5,148
3,229		Air Products & Chemicals, Inc	465,137
1,095		Airgas, Inc	155,096
3,755	*,e	AK Steel Holding Corp	15,508

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,735		Albemarle Corp	$110,919
19,492		Alcoa, Inc	186,733
1,514	e	Allegheny Technologies, Inc	24,678
429		American Vanguard Corp	6,770
1,019		Aptargroup, Inc	79,900
954		Ashland, Inc	104,902
1,310		Avery Dennison Corp	94,464
1,447	*	Axalta Coating Systems Ltd	42,252
1,085		Axiall Corp	23,696
437		Balchem Corp	27,103
1,984		Ball Corp	141,439
1,495		Bemis Co, Inc	77,411
1,716	*	Berry Plastics Group, Inc	62,033
571	*	Boise Cascade Co	11,831
912		Cabot Corp	44,077
730		Calgon Carbon Corp	10,235
723		Carpenter Technology Corp	24,748
2,335		Celanese Corp (Series A)	152,942
742	*	Century Aluminum Co	5,231
3,559		CF Industries Holdings, Inc	111,539
90		Chase Corp	4,733
2,604		Chemours Co	18,228
1,111	*	Chemtura	29,330
372	*	Clearwater Paper Corp	18,046
5,053	*,e	Cliffs Natural Resources, Inc	15,159
2,109	*,e	Coeur Mining, Inc	11,853
1,538		Commercial Metals Co	26,100
486		Compass Minerals International, Inc	34,438
115	*	Core Molding Technologies, Inc	1,435
2,131	*	Crown Holdings, Inc	105,676
156		Deltic Timber Corp	9,383
915		Domtar Corp	37,057
16,785		Dow Chemical Co	853,685
723		Eagle Materials, Inc	50,690
2,137		Eastman Chemical Co	154,356
3,965		Ecolab, Inc	442,177
13,478		EI du Pont de Nemours & Co	853,427
1,059	*	Ferro Corp	12,570
856		Ferroglobe plc	7,541
835	*,e	Flotek Industries, Inc	6,121
1,884	e	FMC Corp	76,057
18,769	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	194,071
353		FutureFuel Corp	4,162
1,091	*	GCP Applied Technologies, Inc	21,755
4,735		Graphic Packaging Holding Co	60,845
417		Greif, Inc (Class A)	13,657
728		H.B. Fuller Co	30,904
54	*	Handy & Harman Ltd	1,477
142		Hawkins, Inc	5,125
166		Haynes International, Inc	6,059
1,060	*	Headwaters, Inc	21,030
7,872	e	Hecla Mining Co	21,884
3,515		Huntsman Corp	46,750
294		Innophos Holdings, Inc	9,088
351		Innospec, Inc	15,219
1,215		International Flavors & Fragrances, Inc	138,231
6,275		International Paper Co	257,526
748	*	Intrepid Potash, Inc	830
245		Kaiser Aluminum Corp	20,712
1,230		Kapstone Paper and Packaging Corp	17,036
139		KMG Chemicals, Inc	3,207
296	*	Koppers Holdings, Inc	6,651
448	*	Kraton Polymers LLC	7,750
274	e	Kronos Worldwide, Inc	1,567
2,147	*	Louisiana-Pacific Corp	36,757
1,745	*	LSB Industries, Inc	22,249
5,465		LyondellBasell Industries AF S.C.A	467,695
1,031		Martin Marietta Materials, Inc	164,455
300		Materion Corp	7,944

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

492		Minerals Technologies, Inc	$27,970
6,575		Monsanto Co	576,891
5,071		Mosaic Co	136,917
371		Myers Industries, Inc	4,771
240		Neenah Paper, Inc	15,278
129		NewMarket Corp	51,118
7,804		Newmont Mining Corp	207,430
4,769		Nucor Corp	225,574
2,434		Olin Corp	42,279
170		Olympic Steel, Inc	2,943
1,204	*	Omnova Solutions, Inc	6,694
2,323	*	Owens-Illinois, Inc	37,075
1,406		Packaging Corp of America	84,922
553		PH Glatfelter Co	11,464
1,731	*,e	Platform Specialty Products Corp	14,887
1,282		PolyOne Corp	38,781
4,083		PPG Industries, Inc	455,214
4,318		Praxair, Inc	494,195
190		Quaker Chemical Corp	16,123
593		Rayonier Advanced Materials, Inc	5,634
362	*	Real Industry, Inc	3,149
1,071		Reliance Steel & Aluminum Co	74,102
3,699	*	Rentech, Inc	8,212
932		Royal Gold, Inc	47,802
1,857		RPM International, Inc	87,892
268	*,e	Ryerson Holding Corp	1,490
387		Schnitzer Steel Industries, Inc (Class A)	7,136
409		Schweitzer-Mauduit International, Inc	12,875
647		Scotts Miracle-Gro Co (Class A)	47,082
3,207		Sealed Air Corp	153,968
570	*,e	Senomyx, Inc	1,482
694		Sensient Technologies Corp	44,041
1,200		Sherwin-Williams Co	341,604
587		Silgan Holdings, Inc	31,211
1,453		Sonoco Products Co	70,572
1,642	e	Southern Copper Corp (NY)	45,500
3,403		Steel Dynamics, Inc	76,602
281		Stepan Co	15,536
1,739	*	Stillwater Mining Co	18,520
373	*	Summit Materials, Inc	7,255
936		SunCoke Energy, Inc	6,084
2,292	e	Tahoe Resources, Inc	22,989
579	e	TimkenSteel Corp	5,269
254	*	Trecora Resources	2,443
333		Tredegar Corp	5,235
261	*	Trinseo S.A.	9,607
929	e	Tronox Ltd	5,936
30		United States Lime & Minerals, Inc	1,800
2,110	e	United States Steel Corp	33,866
210	*	US Concrete, Inc	12,512
251	e	Valhi, Inc	296
1,192		Valspar Corp	127,568
2,091		Vulcan Materials Co	220,747
546		Westlake Chemical Corp	25,280
3,950		WestRock Co	154,169
702	*	Worthington Industries, Inc	25,019
1,091	*	WR Grace & Co	77,657

		TOTAL MATERIALS	10,656,373

MEDIA - 3.2%
301		AMC Entertainment Holdings, Inc	8,425
861	*	AMC Networks, Inc	55,913
48		Cable One, Inc	20,982
2,916		Cablevision Systems Corp (Class A)	96,228
409	*	Carmike Cinemas, Inc	12,286
6,883		CBS Corp (Class B)	379,184
3,129	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	7,979
1,129	*,e	Charter Communications, Inc	228,543

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,900		Cinemark Holdings, Inc	$68,077
566		Clear Channel Outdoor Holdings, Inc (Class A)	2,660
37,415		Comcast Corp (Class A)	2,285,308
465	*	Crown Media Holdings, Inc (Class A)	2,362
18	*,e	Daily Journal Corp	3,522
2,526	*	Discovery Communications, Inc (Class A)	72,319
3,942	*	Discovery Communications, Inc (Class C)	106,434
3,256	*	DISH Network Corp (Class A)	150,623
1,127	*	DreamWorks Animation SKG, Inc (Class A)	28,119
375	*	Entercom Communications Corp (Class A)	3,968
931		Entravision Communications Corp (Class A)	6,927
852		EW Scripps Co (Class A)	13,283
1,572		Gannett Co, Inc	23,800
667	*,e	Global Eagle Entertainment, Inc	5,683
966	*	Gray Television, Inc	11,322
700		Harte-Hanks, Inc	1,771
133	*	Hemisphere Media Group, Inc	1,746
869	*	Imax Corp	27,017
6,347		Interpublic Group of Cos, Inc	145,664
670		John Wiley & Sons, Inc (Class A)	32,756
220		Journal Media Group, Inc	2,631
373	*	Liberty Broadband Corp (Class A)	21,694
1,023	*	Liberty Broadband Corp (Class C)	59,283
1,500	*	Liberty Media Corp	57,945
3,121	*	Liberty Media Corp (Class C)	118,879
1,362	e	Lions Gate Entertainment Corp	29,760
2,089	*	Live Nation, Inc	46,606
187	*	Loral Space & Communications, Inc	6,569
298	*	Madison Square Garden Co	49,575
554	e	MDC Partners, Inc	13,074
1,381	*	Media General, Inc	22,524
465		Meredith Corp	22,088
895	*	MSG Networks, Inc	15,475
760		National CineMedia, Inc	11,560
651		New Media Investment Group, Inc	10,833
2,509		New York Times Co (Class A)	31,262
5,520		News Corp	70,490
1,810	e	News Corp (Class B)	23,983
512		Nexstar Broadcasting Group, Inc (Class A)	22,666
3,641		Omnicom Group, Inc	303,040
444	*	Reading International, Inc	5,319
1,186	e	Regal Entertainment Group (Class A)	25,072
51		Saga Communications, Inc	2,043
365		Scholastic Corp	13,640
1,321		Scripps Networks Interactive (Class A)	86,526
955	e	Sinclair Broadcast Group, Inc (Class A)	29,366
35,836	*,e	Sirius XM Holdings, Inc	141,552
300	*	Sizmek, Inc	870
1,255	*	Starz-Liberty Capital	33,044
3,468		TEGNA, Inc	81,359
5,062		Thomson Corp	204,910
4,233		Time Warner Cable, Inc	866,156
12,347		Time Warner, Inc	895,775
1,479		Time, Inc	22,836
99	*	Townsquare Media, Inc	1,110
1,158		Tribune Co	44,409
322		Tribune Publishing Co	2,486
16,766		Twenty-First Century Fox, Inc	467,436
7,264		Twenty-First Century Fox, Inc (Class B)	204,845
150		Viacom, Inc	6,795
5,174		Viacom, Inc (Class B)	213,583
25,399		Walt Disney Co	2,522,375
583	e	World Wrestling Entertainment, Inc (Class A)	10,296

		TOTAL MEDIA	10,624,641

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
24,781		AbbVie, Inc	1,415,491
149	*,e	Abeona Therapeutics, Inc	381

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,146	*,e	Acadia Pharmaceuticals, Inc	$32,042
305	*	Accelerate Diagnostics, Inc	4,383
314	*	Acceleron Pharma, Inc	8,286
1,630	*	Achillion Pharmaceuticals, Inc	12,584
533	*	Acorda Therapeutics, Inc	14,098
143	*,e	Adamas Pharmaceuticals, Inc	2,068
121	*,e	Aduro Biotech, Inc	1,550
440	*	Advaxis, Inc	3,973
373	*,e	Aegerion Pharmaceuticals, Inc	1,380
287	*	Aerie Pharmaceuticals, Inc	3,490
214	*,e	Affimed NV	800
1,123	*	Affymetrix, Inc	15,733
1,104	*,e	Agenus, Inc	4,593
150	*	Agile Therapeutics, Inc	931
4,923		Agilent Technologies, Inc	196,182
369	*,e	Agios Pharmaceuticals, Inc	14,981
604	*,e	Aimmune Therapeutics, Inc	8,190
189	*	Akebia Therapeutics, Inc	1,703
1,130	*	Akorn, Inc	26,589
359	*,e	Albany Molecular Research, Inc	5,489
299	*	Alder Biopharmaceuticals, Inc	7,322
3,231	*	Alexion Pharmaceuticals, Inc	449,820
352	*,e	Alimera Sciences, Inc	616
2,267	*	Alkermes plc	77,509
5,871	*	Allergan plc	1,573,604
1,068	*	Alnylam Pharmaceuticals, Inc	67,038
533	*,e	AMAG Pharmaceuticals, Inc	12,472
11,382		Amgen, Inc	1,706,503
1,917	*,e	Amicus Therapeutics, Inc	16,199
453	*	Amphastar Pharmaceuticals, Inc	5,436
588	*	Anacor Pharmaceuticals, Inc	31,429
112	*,e	ANI Pharmaceuticals, Inc	3,770
506	*,e	Anthera Pharmaceuticals, Inc	1,832
121	*	Applied Genetic Technologies Corp	1,692
423	*,e	Aralez Pharmaceuticals, Inc	1,502
434	*,e	Aratana Therapeutics, Inc	2,396
181	*	Ardelyx, Inc	1,406
3,482	*	Arena Pharmaceuticals, Inc	6,860
2,403	*	Ariad Pharmaceuticals, Inc	15,355
2,149	*,e	Array Biopharma, Inc	6,340
1,229	*,e	Arrowhead Research Corp	5,924
203	*,e	Assembly Biosciences, Inc	1,019
224	*	Atara Biotherapeutics, Inc	4,263
93	*,e	aTyr Pharma, Inc	366
291	*	Avalanche Biotechnologies, Inc	1,504
680	*	Axovant Sciences Ltd	7,806
8,247		Baxalta, Inc	333,179
120	*,e	Bellicum Pharmaceuticals, Inc	1,122
1,046	*,e	BioCryst Pharmaceuticals, Inc	2,960
659	*,e	BioDelivery Sciences International, Inc	2,129
3,338	*	Biogen Idec, Inc	868,948
2,367	*	BioMarin Pharmaceutical, Inc	195,230
297	*	Bio-Rad Laboratories, Inc (Class A)	40,606
73	*	Biospecifics Technologies Corp	2,542
590		Bio-Techne Corp	55,767
734	*,e	BioTime, Inc	2,107
627	*,e	Bluebird Bio, Inc	26,647
130	*	Blueprint Medicines Corp	2,346
24,955		Bristol-Myers Squibb Co	1,594,125
1,601		Bruker BioSciences Corp	44,828
186	*,e	Calithera Biosciences, Inc	1,056
449	*	Cambrex Corp	19,756
240	*	Cara Therapeutics Inc	1,493
1,202	*	Catalent, Inc	32,057
1,105	*	Catalyst Pharmaceuticals, Inc	1,293
11,874	*	Celgene Corp	1,188,469
1,468	*,e	Celldex Therapeutics, Inc	5,549
138	*	Cellular Biomedicine Group, Inc	2,574
472	*,e	Cempra, Inc	8,269

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,032	*	Cepheid, Inc	$34,427
740	*	Charles River Laboratories International, Inc	56,196
316	*,e	ChemoCentryx, Inc	787
1,728	*,e	Chimerix, Inc	8,830
68	*,e	Cidara Therapeutics, Inc	864
463	*,e	Clovis Oncology, Inc	8,890
338	*	Coherus Biosciences, Inc	7,176
95	*,e	Collegium Pharmaceutical, Inc	1,724
219	*	Concert Pharmaceuticals Inc	2,992
898	*,e	Corcept Therapeutics, Inc	4,203
123	*	Corium International, Inc	475
431	*,e	CorMedix, Inc	1,142
1,644	*	Curis, Inc	2,647
503	*,e	Cytokinetics, Inc	3,546
748	*,e	CytRx Corp	2,005
867	*,e	Depomed, Inc	12,077
185	*	Dermira, Inc	3,826
226	*,e	Dicerna Pharmaceuticals Inc	1,211
1,634	*,e	Durect Corp	2,206
691	*,e	Dynavax Technologies Corp	13,295
122	*,e	Eagle Pharmaceuticals, Inc	4,941
14,649		Eli Lilly & Co	1,054,874
433	*	Emergent Biosolutions, Inc	15,740
232	*,e	Enanta Pharmaceuticals, Inc	6,814
3,357	*	Endo International plc	94,500
543	*,e	Endocyte, Inc	1,683
424	*,e	Epizyme, Inc	5,139
183	*,e	Esperion Thereapeutics, Inc	3,095
1,326	*,e	Exact Sciences Corp	8,937
3,210	*,e	Exelixis, Inc	12,840
352	*,e	Fibrocell Science, Inc	880
691	*	FibroGen, Inc	14,711
307	*	Five Prime Therapeutics, Inc	12,473
86	*,e	Flex Pharma, Inc	943
200	*	Flexion Therapeutics Inc	1,840
419	*,e	Fluidigm Corp	3,381
320	*,e	Foamix Pharmaceuticals Ltd	2,086
173	*,e	Foundation Medicine, Inc	3,145
2,273	*,e	Galena Biopharma, Inc	3,091
255	*,e	Genocea Biosciences Inc	1,974
270	*	Genomic Health, Inc	6,688
2,277	*,e	Geron Corp	6,649
20,483		Gilead Sciences, Inc	1,881,568
1,523	*,e	Halozyme Therapeutics, Inc	14,423
512	*	Harvard Bioscience, Inc	1,546
591	*,e	Heron Therapeutics, Inc	11,223
80	*	Heska Corp	2,280
1,665	*,e	Idera Pharmaceuticals, Inc	3,297
268	*	Ignyta, Inc	1,814
2,170	*	Illumina, Inc	351,779
247	*,e	Immune Design Corp	3,211
1,233	*,e	Immunogen, Inc	10,505
1,305	*,e	Immunomedics, Inc	3,262
1,034	*	Impax Laboratories, Inc	33,109
255	*	INC Research Holdings, Inc	10,509
2,315	*	Incyte Corp	167,768
696	*	Infinity Pharmaceuticals, Inc	3,668
1,228	e	Innoviva, Inc	15,460
1,045	*,e	Inovio Pharmaceuticals, Inc	9,102
884	*	Insmed, Inc	11,200
340	*,e	Insys Therapeutics, Inc	5,437
229	*,e	Intercept Pharmaceuticals, Inc	29,420
199	*	Intersect ENT, Inc	3,781
487	*	Intra-Cellular Therapies, Inc	13,539
667	*,e	Intrexon Corp	22,605
110	*,e	Invitae Corp	1,125
1,742	*,e	Ionis Pharmaceuticals, Inc	70,551
1,820	*	Ironwood Pharmaceuticals, Inc	19,911
943	*	Jazz Pharmaceuticals plc	123,109

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

41,509		Johnson & Johnson	$4,491,274
188	*,e	Juno Therapeutics, Inc	7,161
1,014	*,e	Karyopharm Therapeutics, Inc	9,045
3,453	*,e	Keryx Biopharmaceuticals, Inc	16,125
416	*	Kite Pharma, Inc	19,099
166	*,e	La Jolla Pharmaceutical Co	3,471
380	*,e	Lannett Co, Inc	6,813
585	*,e	Lexicon Pharmaceuticals, Inc	6,991
257	*,e	Ligand Pharmaceuticals, Inc (Class B)	27,522
664	*,e	Lion Biotechnologies, Inc	3,373
120	*,e	Loxo Oncology, Inc	3,281
588	*	Luminex Corp	11,407
401	*	MacroGenics, Inc	7,519
1,774	*	Mallinckrodt plc	108,711
222	*,e	Medgenics, Inc	977
952	*	Medicines Co	30,245
2,485	*	Medivation, Inc	114,260
42,291		Merck & Co, Inc	2,237,617
1,570	*,e	Merrimack Pharmaceuticals, Inc	13,141
441	*	Mettler-Toledo International, Inc	152,039
1,555	*,e	MiMedx Group, Inc	13,591
140	*,e	Mirati Therapeutics, Inc	2,996
872	*	Momenta Pharmaceuticals, Inc	8,057
6,345	*	Mylan NV	294,091
1,155	*	Myriad Genetics, Inc	43,232
188	*,e	NanoString Technologies, Inc	2,861
2,022	*,e	Navidea Biopharmceuticals, Inc	1,910
1,889	*	Nektar Therapeutics	25,974
749	*	NeoGenomics, Inc	5,048
1,232	*	Neurocrine Biosciences, Inc	48,726
298	*,e	NewLink Genetics Corp	5,424
660	*,e	Northwest Biotherapeutics, Inc	964
3,846	*,e	Novavax, Inc	19,845
185	*	Ocular Therapeutix, Inc	1,787
548	*	Omeros Corp	8,406
36	*,e	Oncocyte Corp	166
240	*	OncoMed Pharmaceuticals, Inc	2,426
1,471	*,e	Oncothyreon, Inc	1,868
339	*	Ophthotech Corp	14,330
4,500	*,e	Opko Health, Inc	46,755
1,769	*,e	Orexigen Therapeutics, Inc	995
4,084	*,e	Organovo Holdings, Inc	8,862
254	e	Osiris Therapeutics, Inc	1,450
219	*	Otonomy, Inc	3,267
356	*,e	OvaScience, Inc	3,378
772	*,e	Pacific Biosciences of California, Inc	6,562
522	*	Pacira Pharmaceuticals, Inc	27,656
180	e	Paratek Pharmaceuticals, Inc	2,731
876	*	Parexel International Corp	54,951
2,346		PDL BioPharma, Inc	7,812
2,703	*,e	Peregrine Pharmaceuticals, Inc	1,137
1,628		PerkinElmer, Inc	80,521
708	*,e	Pernix Therapeutics Holdings, Inc	743
2,202		Perrigo Co plc	281,702
236	*	Pfenex, Inc	2,320
92,175		Pfizer, Inc	2,732,067
251		Phibro Animal Health Corp	6,787
677	*	Portola Pharmaceuticals, Inc	13,811
287	*	PRA Health Sciences, Inc	12,272
795	*	Prestige Brands Holdings, Inc	42,445
933	*	Progenics Pharmaceuticals, Inc	4,068
105	*,e	Proteon Therapeutics, Inc	813
455	*,e	Prothena Corp plc	18,728
488	*,e	PTC Therapeutics, Inc	3,143
358	*	Puma Biotechnology, Inc	10,514
3,176	*	Qiagen NV (NASDAQ)	70,952
1,245	*	Quintiles Transnational Holdings, Inc	81,049
542	*,e	Radius Health, Inc	17,040
1,157	*	Raptor Pharmaceutical Corp	5,322

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,175	*	Regeneron Pharmaceuticals, Inc	$423,517
412	*,e	Regulus Therapeutics, Inc	2,855
468	*,e	Relypsa, Inc	6,341
475	*	Repligen Corp	12,739
500	*,e	Retrophin, Inc	6,830
228	*,e	Revance Therapeutics, Inc	3,981
1,285	*	Rigel Pharmaceuticals, Inc	2,673
200	*,e	Sage Therapeutics, Inc	6,412
340	*	Sagent Pharmaceuticals	4,138
987	*,e	Sangamo Biosciences, Inc	5,971
810	*,e	Sarepta Therapeutics, Inc	15,811
716	*	Sciclone Pharmaceuticals, Inc	7,876
1,592	*,e	Seattle Genetics, Inc	55,863
1,561	*,e	Sequenom, Inc	2,201
325	*	Seres Therapeutics, Inc	8,632
405	*,e	Sorrento Therapeutics, Inc	2,179
129	*,e	Spark Therapeutics, Inc	3,807
972	*	Spectrum Pharmaceuticals, Inc	6,182
213	*,e	Stemline Therapeutics, Inc	993
357	*	Sucampo Pharmaceuticals, Inc (Class A)	3,902
486	*	Supernus Pharmaceuticals, Inc	7,411
1,430	*	Synergy Pharmaceuticals, Inc	3,947
130	*,e	T2 Biosystems, Inc	1,282
903	*,e	Teligent, Inc	4,425
334	*,e	TESARO, Inc	14,706
502	*	Tetraphase Pharmaceuticals, Inc	2,324
516	*,e	TG Therapeutics, Inc	4,396
1,825	*,e	TherapeuticsMD, Inc	11,680
367	*,e	Theravance Biopharma, Inc	6,900
5,973		Thermo Electron Corp	845,717
146	*,e	Tokai Pharmaceuticals, Inc	819
355	*	Trevena, Inc	2,936
349	*,e	Trovagene, Inc	1,623
563	*	Ultragenyx Pharmaceutical, Inc	35,644
689	*	United Therapeutics Corp	76,775
604	*,e	Vanda Pharmaceuticals, Inc	5,049
708	*,e	Verastem, Inc	1,119
322	*,e	Versartis, Inc	2,582
3,659	*	Vertex Pharmaceuticals, Inc	290,854
321	*,e	Vital Therapies, Inc	2,911
1,259	*,e	Vivus, Inc	1,763
1,161	*,e	vTv Therapeutics, Inc	5,991
390	*	VWR Corp	10,553
1,253	*	Waters Corp	165,296
51	*	XBiotech, Inc	482
407	*	Xencor Inc	5,462
827	*	Xenoport, Inc	3,730
240	*,e	Zafgen, Inc	1,603
1,695	*,e	ZIOPHARM Oncology, Inc	12,577
7,357		Zoetis Inc	326,136
287	*	Zogenix, Inc	2,652

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	28,241,971

REAL ESTATE - 4.3%
1,053		Acadia Realty Trust	36,992
587		AG Mortgage Investment Trust	7,672
248		Agree Realty Corp	9,541
934		Alexander & Baldwin, Inc	34,259
55		Alexander’s, Inc	20,930
1,036		Alexandria Real Estate Equities, Inc	94,162
354	*,e	Altisource Asset Management Corp	4,177
196	*,e	Altisource Portfolio Solutions S.A.	4,733
766		Altisource Residential Corp	9,192
684		American Assets Trust,Inc	27,305
1,915		American Campus Communities, Inc	90,177
5,242		American Capital Agency Corp	97,658
1,068		American Capital Mortgage, Inc	15,678
3,084		American Homes 4 Rent	49,036

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,291		American Tower Corp	$644,010
14,133		Annaly Capital Management, Inc	145,005
1,539		Anworth Mortgage Asset Corp	7,172
2,250		Apartment Investment & Management Co (Class A)	94,095
836		Apollo Commercial Real Estate Finance, Inc	13,627
2,676		Apple Hospitality REIT, Inc	53,012
100		Ares Commercial Real Estate Corp	1,095
357		Armada Hoffler Properties, Inc	4,016
612		ARMOUR Residential REIT, Inc	13,176
403		Ashford Hospitality Prime, Inc	4,703
1,205		Ashford Hospitality Trust, Inc	7,688
179	*,e	AV Homes, Inc	2,033
1,997		AvalonBay Communities, Inc	379,829
262		Bluerock Residential Growth REIT, Inc	2,851
2,281		Boston Properties, Inc	289,869
2,577		Brandywine Realty Trust	36,155
2,486		Brixmor Property Group, Inc	63,691
1,276		Camden Property Trust	107,299
1,382		Capstead Mortgage Corp	13,668
1,216		Care Capital Properties, Inc	32,637
460		CareTrust REIT, Inc	5,842
568		CatchMark Timber Trust Inc	6,151
2,404		CBL & Associates Properties, Inc	28,608
4,118	*	CBRE Group, Inc	118,681
1,224		Cedar Realty Trust, Inc	8,850
640		Chatham Lodging Trust	13,715
862		Chesapeake Lodging Trust	22,809
3,282		Chimera Investment Corp	44,602
1,604		Colony Financial, Inc	26,899
534		Colony Starwood Homes	13,216
1,793		Columbia Property Trust, Inc	39,428
1,690		Communications Sales & Leasing, Inc	37,602
74		Consolidated-Tomoka Land Co	3,414
347		Coresite Realty	24,293
1,358		Corporate Office Properties Trust	35,634
1,921		Corrections Corp of America	61,568
3,372		Cousins Properties, Inc	35,001
5,009		Crown Castle International Corp	433,278
2,390		CubeSmart	79,587
1,011		CyrusOne, Inc	46,152
2,918		CYS Investments, Inc	23,753
1,403		DCT Industrial Trust, Inc	55,376
4,364		DDR Corp	77,636
2,875		DiamondRock Hospitality Co	29,095
2,171		Digital Realty Trust, Inc	192,112
2,099		Douglas Emmett, Inc	63,201
4,964		Duke Realty Corp	111,889
1,063		DuPont Fabros Technology, Inc	43,083
776		Dynex Capital, Inc	5,160
570		EastGroup Properties, Inc	34,411
955		Education Realty Trust, Inc	39,728
1,593		Empire State Realty Trust, Inc	27,925
888		Entertainment Properties Trust	59,159
1,017		Equinix, Inc	336,332
1,973	*	Equity Commonwealth	55,678
1,359		Equity Lifestyle Properties, Inc	98,840
1,054		Equity One, Inc	30,208
5,344		Equity Residential	400,960
981		Essex Property Trust, Inc	229,417
1,859		Extra Space Storage, Inc	173,742
1,053		Federal Realty Investment Trust	164,321
2,066		FelCor Lodging Trust, Inc	16,776
1,594		First Industrial Realty Trust, Inc	36,248
788		First Potomac Realty Trust	7,139
3,147		Forest City Realty Trust, Inc	66,370
498	*,e	Forestar Group, Inc	6,494
840		Four Corners Property Trust, Inc	15,078
1,291		Franklin Street Properties Corp	13,698
102	*	FRP Holdings, Inc	3,631

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,247		Gaming and Leisure Properties, Inc	$38,557
8,516		General Growth Properties, Inc	253,181
1,075		Geo Group, Inc	37,270
344		Getty Realty Corp	6,822
475		Gladstone Commercial Corp	7,780
1,014		Government Properties Income Trust	18,100
6,023		Gramercy Property Trust	50,894
73		Great Ajax Corp	817
430		Hannon Armstrong Sustainable Infrastructure Capital, Inc	8,265
1,505		Hatteras Financial Corp	21,521
6,920		HCP, Inc	225,454
1,448		Healthcare Realty Trust, Inc	44,729
1,941		Healthcare Trust of America, Inc	57,104
712		Hersha Hospitality Trust	15,194
1,490		Highwoods Properties, Inc	71,237
2,156		Hospitality Properties Trust	57,263
10,898		Host Marriott Corp	181,997
581	*	Howard Hughes Corp	61,522
1,069		Hudson Pacific Properties	30,915
463		Independence Realty Trust, Inc	3,297
1,774		Invesco Mortgage Capital, Inc	21,607
1,762		Investors Real Estate Trust	12,792
3,030		Iron Mountain, Inc	102,747
1,225	*	iStar Financial, Inc	11,833
698		Jones Lang LaSalle, Inc	81,889
1,291		Kennedy-Wilson Holdings, Inc	28,273
1,268		Kilroy Realty Corp	78,451
6,160		Kimco Realty Corp	177,285
1,204		Kite Realty Group Trust	33,363
624		Ladder Capital Corp	7,769
1,168		Lamar Advertising Co	71,832
1,627		LaSalle Hotel Properties	41,179
2,959		Lexington Realty Trust	25,447
2,147		Liberty Property Trust	71,839
719		LTC Properties, Inc	32,528
2,277		Macerich Co	180,429
1,487		Mack-Cali Realty Corp	34,944
194	*	Marcus & Millichap, Inc	4,926
3,787		Medical Properties Trust, Inc	49,155
5,647		MFA Mortgage Investments, Inc	38,682
1,085		Mid-America Apartment Communities, Inc	110,898
851		Monmouth Real Estate Investment Corp (Class A)	10,118
2,397		Monogram Residential Trust, Inc	23,634
577		National Health Investors, Inc	38,382
2,157		National Retail Properties, Inc	99,653
569		National Storage Affiliates Trust	12,063
4,200		New Residential Investment Corp	48,846
959		New Senior Investment Group, Inc	9,878
1,563		New York Mortgage Trust, Inc	7,409
2,421		New York REIT, Inc	24,452
280		NexPoint Residential Trust, Inc	3,665
892		NorthStar Realty Europe Corp	10,347
2,676		NorthStar Realty Finance Corp	35,109
2,628		Omega Healthcare Investors, Inc	92,768
251		One Liberty Properties, Inc	5,625
262		Orchid Island Capital, Inc	2,717
1,976		Outfront Media, Inc	41,694
3,025		Paramount Group, Inc	48,249
1,208		Parkway Properties, Inc	18,917
1,026		Pebblebrook Hotel Trust	29,826
999		Pennsylvania REIT	21,828
1,079		Pennymac Mortgage Investment Trust	14,718
1,639		Physicians Realty Trust	30,453
2,219		Piedmont Office Realty Trust, Inc	45,068
905		Post Properties, Inc	54,065
659		Potlatch Corp	20,758
331		Preferred Apartment Communities, Inc	4,197
7,711		Prologis, Inc	340,672
373		PS Business Parks, Inc	37,490

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,194		Public Storage, Inc	$605,171
552		QTS Realty Trust, Inc	26,154
1,095		RAIT Investment Trust	3,438
1,144		Ramco-Gershenson Properties	20,626
1,826		Rayonier, Inc	45,066
170		Re/Max Holdings, Inc	5,831
2,169	*	Realogy Holdings Corp	78,323
3,706		Realty Income Corp	231,662
1,217		Redwood Trust, Inc	15,918
1,534		Regency Centers Corp	114,820
422		Resource Capital Corp	4,747
1,382		Retail Opportunities Investment Corp	27,806
4,003		Retail Properties of America, Inc	63,448
791		Rexford Industrial Realty, Inc	14,365
1,906		RLJ Lodging Trust	43,609
99	*	RMR Group, Inc	2,476
518		Rouse Properties, Inc	9,521
623		Ryman Hospitality Properties	32,072
929		Sabra Healthcare REIT, Inc	18,664
133		Saul Centers, Inc	7,052
894		Select Income REIT	20,607
3,548		Senior Housing Properties Trust	63,474
516		Silver Bay Realty Trust Corp	7,663
4,667		Simon Property Group, Inc	969,289
1,433		SL Green Realty Corp	138,829
592		Sovran Self Storage, Inc	69,826
6,338		Spirit Realty Capital, Inc	71,303
1,100	*,e	St. Joe Co	18,865
933	*	STAG Industrial, Inc	18,996
3,418		Starwood Property Trust, Inc	64,703
661		STORE Capital Corp	17,107
1,404		Summit Hotel Properties, Inc	16,806
688		Sun Communities, Inc	49,268
3,091		Sunstone Hotel Investors, Inc	43,274
1,512		Tanger Factory Outlet Centers, Inc	55,022
971		Taubman Centers, Inc	69,164
200	*	Tejon Ranch Co	4,114
620		Terreno Realty Corp	14,539
5,406		Two Harbors Investment Corp	42,924
3,723		UDR, Inc	143,447
258		UMH Properties, Inc	2,559
438	m	United Development Funding IV	1,402
302		Universal Health Realty Income Trust	16,988
1,349		Urban Edge Properties	34,858
405		Urstadt Biddle Properties, Inc (Class A)	8,485
4,866		Ventas, Inc	306,363
13,489		VEREIT, Inc	119,647
2,773		Vornado Realty Trust	261,854
1,428		Washington REIT	41,712
1,782		Weingarten Realty Investors	66,861
5,159		Welltower, Inc	357,725
614		Western Asset Mortgage Capital Corp	6,171
11,972		Weyerhaeuser Co	370,893
550		Whitestone REIT	6,914
1,613		WP Carey, Inc	100,393
2,677		WP GLIMCHER, Inc	25,405
1,622		Xenia Hotels & Resorts, Inc	25,336

		TOTAL REAL ESTATE	14,485,876

RETAILING - 5.1%
426	*	1-800-FLOWERS.COM, Inc (Class A)	3,357
930		Aaron’s, Inc	23,343
976		Abercrombie & Fitch Co (Class A)	30,783
1,110		Advance Auto Parts, Inc	177,977
5,706	*	Amazon.com, Inc	3,387,310
2,903	e	American Eagle Outfitters, Inc	48,393
122	*,e	America’s Car-Mart, Inc	3,050
411	*	Asbury Automotive Group, Inc	24,594

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,570	*	Ascena Retail Group, Inc	$28,424
1,043	*,e	Autonation, Inc	48,687
464	*	AutoZone, Inc	369,664
464	*	Barnes & Noble Education, Inc	4,547
735		Barnes & Noble, Inc	9,085
2,521	*	Bed Bath & Beyond, Inc	125,142
4,629		Best Buy Co, Inc	150,165
334		Big 5 Sporting Goods Corp	3,711
777		Big Lots, Inc	35,190
158		Blue Nile, Inc	4,062
176	*	Boot Barn Holdings, Inc	1,654
378	e	Buckle, Inc	12,803
165	*	Build-A-Bear Workshop, Inc	2,143
1,272	*	Burlington Stores, Inc	71,537
729	*	Cabela’s, Inc	35,495
657		Caleres, Inc	18,587
3,169	*,e	Carmax, Inc	161,936
368		Cato Corp (Class A)	14,186
2,056		Chico’s FAS, Inc	27,283
297		Children’s Place Retail Stores, Inc	24,791
243		Citi Trends, Inc	4,333
424	*,e	Conn’s, Inc	5,283
231	*	Container Store Group, Inc	1,356
340		Core-Mark Holding Co, Inc	27,730
1,158		CST Brands, Inc	44,340
514	*	Destination XL Group, Inc	2,657
1,324		Dick’s Sporting Goods, Inc	61,897
344	e	Dillard’s, Inc (Class A)	29,209
4,287		Dollar General Corp	366,967
3,433	*	Dollar Tree, Inc	283,085
1,144		DSW, Inc (Class A)	31,620
284	*	Etsy, Inc	2,471
1,740		Expedia, Inc	187,607
1,489	*	Express Parent LLC	31,880
183	*,e	Fenix Parts, Inc	842
647		Finish Line, Inc (Class A)	13,652
780	*,e	Five Below, Inc	32,245
2,014		Foot Locker, Inc	129,903
753	*	Francesca’s Holdings Corp	14,427
543		Fred’s, Inc (Class A)	8,096
254	*	FTD Cos, Inc	6,668
1,566		GameStop Corp (Class A)	49,689
3,431		Gap, Inc	100,871
343	*	Genesco, Inc	24,782
2,270		Genuine Parts Co	225,547
1,267		GNC Holdings, Inc	40,227
376		Group 1 Automotive, Inc	22,067
7,150	*	Groupon, Inc	28,529
822		Guess?, Inc	15,429
270		Haverty Furniture Cos, Inc	5,713
444	*,e	Hibbett Sports, Inc	15,940
19,445		Home Depot, Inc	2,594,546
475		HSN, Inc	24,847
4,378	*,e	JC Penney Co, Inc	48,421
247		Kirkland’s, Inc	4,325
2,819		Kohl’s Corp	131,394
3,696		L Brands, Inc	324,546
221	*	Lands’ End, Inc	5,638
7,225	*	Liberty Interactive Corp	182,431
1,061	*	Liberty TripAdvisor Holdings, Inc	23,512
2,046	*	Liberty Ventures	80,040
344		Lithia Motors, Inc (Class A)	30,042
4,504	*	LKQ Corp	143,813
14,249		Lowe’s Companies, Inc	1,079,362
368	*,e	Lumber Liquidators, Inc	4,828
4,717		Macy’s, Inc	207,973
333	*	MarineMax, Inc	6,484
324	*,e	Mattress Firm Holding Corp	13,734
907	*	Michaels Cos, Inc	25,369

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

459		Monro Muffler, Inc	$32,805
703	*	Murphy USA, Inc	43,199
6,385	*	NetFlix, Inc	652,739
2,054		Nordstrom, Inc	117,509
414		Nutri/System, Inc	8,640
7,892	*	Office Depot, Inc	56,033
1,471	*	O’Reilly Automotive, Inc	402,554
275	e	Outerwall, Inc	10,172
176	*	Overstock.com, Inc	2,531
363	*	Party City Holdco, Inc	5,460
613		Penske Auto Group, Inc	23,233
278	e	PetMed Express, Inc	4,979
1,303	e	Pier 1 Imports, Inc	9,134
776	*	Priceline.com, Inc	1,000,233
765		Rent-A-Center, Inc	12,125
484	*,e	Restoration Hardware Holdings, Inc	20,280
6,110		Ross Stores, Inc	353,769
2,313	*	Sally Beauty Holdings, Inc	74,895
188	*,e	Sears Holdings Corp	2,878
757	*	Select Comfort Corp	14,678
203		Shoe Carnival, Inc	5,473
541	*	Shutterfly, Inc	25,086
1,203		Signet Jewelers Ltd	149,208
661		Sonic Automotive, Inc (Class A)	12,215
720	*,e	Sportsman’s Warehouse Holdings, Inc	9,072
411	e	Stage Stores, Inc	3,313
10,025		Staples, Inc	110,576
372		Stein Mart, Inc	2,727
1,157		Tailored Brands, Inc	20,710
8,983		Target Corp	739,121
1,658		Tiffany & Co	121,664
1,018	*,e	Tile Shop Holdings, Inc	15,178
174	*	Tilly’s, Inc	1,164
10,137		TJX Companies, Inc	794,234
2,070		Tractor Supply Co	187,252
1,722	*	TripAdvisor, Inc	114,513
632	*	Tuesday Morning Corp	5,170
981	*	Ulta Salon Cosmetics & Fragrance, Inc	190,059
1,403	*	Urban Outfitters, Inc	46,425
432	*	Vitamin Shoppe, Inc	13,375
286	*	VOXX International Corp (Class A)	1,278
286	*,e	Wayfair, Inc	12,361
258	*	West Marine, Inc	2,345
1,340		Williams-Sonoma, Inc	73,352
32		Winmark Corp	3,135
314	*,e	Zumiez, Inc	6,255

		TOTAL RETAILING	17,107,373

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
667	*	Advanced Energy Industries, Inc	23,205
9,659	*,e	Advanced Micro Devices, Inc	27,528
302	*	Alpha & Omega Semiconductor Ltd	3,579
521	*,e	Ambarella, Inc	23,289
1,424	*	Amkor Technology, Inc	8,387
4,721		Analog Devices, Inc	279,436
17,204		Applied Materials, Inc	364,381
1,648	*	Applied Micro Circuits Corp	10,646
5,910		Atmel Corp	47,989
2,300	*	Axcelis Technologies, Inc	6,440
5,630		Broadcom Ltd	869,835
977		Brooks Automation, Inc	10,161
353		Cabot Microelectronics Corp	14,441
171	*	Cascade Microtech, Inc	3,526
794	*	Cavium, Inc	48,561
293	*	Ceva, Inc	6,592
1,200	*	Cirrus Logic, Inc	43,692
379		Cohu, Inc	4,503
1,573	*,e	Cree, Inc	45,774

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,786	e	Cypress Semiconductor Corp	$41,447
534	*	Diodes, Inc	10,733
289	*	DSP Group, Inc	2,636
2,008	*	Entegris, Inc	27,349
520	*	Exar Corp	2,990
1,676	*	Fairchild Semiconductor International, Inc	33,520
1,092	*	First Solar, Inc	74,769
821	*	Formfactor, Inc	5,969
592	*	Inphi Corp	19,737
2,132	*	Integrated Device Technology, Inc	43,578
71,016		Intel Corp	2,297,368
1,885		Intersil Corp (Class A)	25,202
353		IXYS Corp	3,961
2,443		Kla-Tencor Corp	177,875
800	*	Kopin Corp	1,328
2,387		Lam Research Corp	197,166
1,579	*	Lattice Semiconductor Corp	8,969
3,670		Linear Technology Corp	163,535
336	*,e	MA-COM Technology Solutions	14,713
6,507		Marvell Technology Group Ltd	67,087
1,057	*	Mattson Technology, Inc	3,858
4,270		Maxim Integrated Products, Inc	157,051
962	*	MaxLinear, Inc	17,797
3,195		Microchip Technology, Inc	153,999
16,114	*	Micron Technology, Inc	168,714
1,563	*	Microsemi Corp	59,879
698		MKS Instruments, Inc	26,280
598		Monolithic Power Systems, Inc	38,057
321	*	Nanometrics, Inc	5,085
414	*	NeoPhotonics Corp Ltd	5,813
68		NVE Corp	3,844
8,083		Nvidia Corp	287,997
6,173	*	ON Semiconductor Corp	59,199
409	*	PDF Solutions, Inc	5,472
970	*	Photronics, Inc	10,098
425		Power Integrations, Inc	21,105
2,240	*	Qorvo, Inc	112,918
1,707	*,e	Rambus, Inc	23,471
456	*	Rudolph Technologies, Inc	6,229
936	*	Semtech Corp	20,583
497	*	Sigma Designs, Inc	3,380
618	*	Silicon Laboratories, Inc	27,785
2,818		Skyworks Solutions, Inc	219,522
750	*,e	SunPower Corp	16,755
3,319		Teradyne, Inc	71,657
1,035		Tessera Technologies, Inc	32,085
15,593		Texas Instruments, Inc	895,350
395	*	Ultra Clean Holdings	2,117
367	*	Ultratech, Inc	8,015
512	*	Veeco Instruments, Inc	9,974
584	*	Xcerra Corp	3,808
3,917		Xilinx, Inc	185,783

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	7,725,577

SOFTWARE & SERVICES - 11.8%
482	*	A10 Networks, Inc	2,853
9,405		Accenture plc	1,085,337
1,674	*	ACI Worldwide, Inc	34,802
7,672		Activision Blizzard, Inc	259,620
552	*	Actua Corp	4,996
1,122	*	Acxiom Corp	24,056
7,535	*	Adobe Systems, Inc	706,783
2,675	*	Akamai Technologies, Inc	148,650
923	*	Alliance Data Systems Corp	203,060
4,315	*	Alphabet, Inc (Class A)	3,291,914
4,403	*	Alphabet, Inc (Class C)	3,280,015
120	*,e	Amber Road, Inc	649
2,313		Amdocs Ltd	139,751

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

370	*	American Software, Inc (Class A)	$3,330
555	*	Angie’s List, Inc	4,479
1,417	*	Ansys, Inc	126,765
1,235	*	Aspen Technology, Inc	44,621
3,467	*	Autodesk, Inc	202,161
7,020		Automatic Data Processing, Inc	629,764
591	*	AVG Technologies NV	12,263
899	*	Bankrate, Inc	8,244
106	*	Barracuda Networks, Inc	1,632
857	*	Bazaarvoice, Inc	2,700
111	*,e	Benefitfocus, Inc	3,702
303	*,e	Black Knight Financial Services, Inc	9,402
735		Blackbaud, Inc	46,224
780	*	Blackhawk Network Holdings, Inc	26,754
583	*	Blucora, Inc	3,008
1,464		Booz Allen Hamilton Holding Co	44,330
528	*	Bottomline Technologies, Inc	16,099
193	*,e	Box, Inc	2,366
460	*	Brightcove, Inc	2,870
1,849		Broadridge Financial Solutions, Inc	109,664
423	*	BroadSoft, Inc	17,068
4,657		CA, Inc	143,389
350	*	CACI International, Inc (Class A)	37,345
4,290	*	Cadence Design Systems, Inc	101,158
790	*	Callidus Software, Inc	13,177
238	*	Carbonite, Inc	1,897
644	*	Cardtronics, Inc	23,178
271	*,e	Care.com, Inc	1,667
155		Cass Information Systems, Inc	8,114
2,503		CDK Global, Inc	116,515
278	*	ChannelAdvisor Corp	3,127
1,042	*	Ciber, Inc	2,199
503	*,e	Cimpress NV	45,617
2,467	*	Citrix Systems, Inc	193,857
9,085	*	Cognizant Technology Solutions Corp (Class A)	569,630
633	*	Commvault Systems, Inc	27,327
2,093		Computer Sciences Corp	71,978
704	*	comScore, Inc	21,148
1,361		Convergys Corp	37,795
779	*	Cornerstone OnDemand, Inc	25,528
481	*	CoStar Group, Inc	90,510
485		CSG Systems International, Inc	21,903
2,093		CSRA, Inc	56,302
342	*	Cvent, Inc	7,319
185	*	Datalink Corp	1,691
479	*	Demandware, Inc	18,729
606	*	DHI Group, Inc	4,890
110	e	Digimarc Corp	3,333
730	*,e	Digital Turbine, Inc	869
529		DST Systems, Inc	59,655
1,405		EarthLink Holdings Corp	7,966
18,131	*	eBay, Inc	432,606
405	e	Ebix, Inc	16,520
4,777	*	Electronic Arts, Inc	315,807
423	*	Ellie Mae, Inc	38,341
845	*,e	Endurance International Group Holdings, Inc	8,898
382	*,e	EnerNOC, Inc	2,857
556	*	Envestnet, Inc	15,123
705	*	EPAM Systems, Inc	52,642
472		EPIQ Systems, Inc	7,089
747	*	Euronet Worldwide, Inc	55,360
928	*	Everi Holdings, Inc	2,125
941		EVERTEC, Inc	13,155
101	*	Everyday Health, Inc	566
484	*	ExlService Holdings, Inc	25,071
32,393	*	Facebook, Inc	3,696,041
458		Fair Isaac Corp	48,589
4,210		Fidelity National Information Services, Inc	266,535
1,984	*,e	FireEye, Inc	35,692

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,462	*	First American Corp	$50,731
2,758	*	First Data Corp	35,689
3,333	*	Fiserv, Inc	341,899
351	*	Five9, Inc	3,120
1,384	*	FleetCor Technologies, Inc	205,870
552	*	FleetMatics Group plc	22,472
178		Forrester Research, Inc	5,983
2,056	*	Fortinet, Inc	62,975
1,313	*	Gartner, Inc	117,317
2,284	*	Genpact Ltd	62,102
435	*	Gigamon, Inc	13,494
2,062		Global Payments, Inc	134,649
220	*,e	Globant S.A.	6,789
1,739	*,e	Glu Mobile, Inc	4,904
341	*,e	GoDaddy, Inc	11,025
805	*,e	Gogo, Inc	8,863
1,083	*,e	GrubHub, Inc	27,216
354	*	GTT Communications, Inc	5,855
239	*,e	Guidance Software, Inc	1,028
1,007	*	Guidewire Software, Inc	54,861
476		Hackett Group, Inc	7,197
526		Heartland Payment Systems, Inc	50,796
109	*	Hortonworks, Inc	1,232
268	*	HubSpot, Inc	11,690
1,192		IAC/InterActiveCorp	56,119
395	*,e	Imperva, Inc	19,948
889	*,e	Infoblox, Inc	15,202
225	*	Interactive Intelligence, Inc	8,195
729	*	Internap Network Services Corp	1,990
13,594		International Business Machines Corp	2,058,811
527	*	Intralinks Holdings, Inc	4,153
3,841		Intuit, Inc	399,502
745		j2 Global, Inc	45,877
1,354		Jack Henry & Associates, Inc	114,508
661	*	Jive Software, Inc	2,499
958		Leidos Holdings, Inc	48,207
884	*	Limelight Networks, Inc	1,600
1,657	*	LinkedIn Corp	189,478
915	*	Lionbridge Technologies	4,630
325	*	Liquidity Services, Inc	1,684
827	*	Liveperson, Inc	4,838
352	*	LogMeIn, Inc	17,762
261	*	Luxoft Holding, Inc	14,363
1,063	*	Manhattan Associates, Inc	60,453
349		Mantech International Corp (Class A)	11,165
441		Marchex, Inc (Class B)	1,962
353	*	Marin Software, Inc	1,066
500	*	Marketo, Inc	9,785
14,966		Mastercard, Inc (Class A)	1,414,287
946		MAXIMUS, Inc	49,797
1,645		Mentor Graphics Corp	33,443
121,087		Microsoft Corp	6,687,635
133	*	MicroStrategy, Inc (Class A)	23,903
553	*,e	MINDBODY, Inc	7,371
577	*,e	MobileIron, Inc	2,608
259	*	Model N, Inc	2,789
529	*,e	ModusLink Global Solutions, Inc	778
445	*	MoneyGram International, Inc	2,723
572		Monotype Imaging Holdings, Inc	13,682
1,321	*	Monster Worldwide, Inc	4,306
605	*,e	NetSuite, Inc	41,436
808	*,e	NeuStar, Inc (Class A)	19,877
81	*	New Relic, Inc	2,112
949		NIC, Inc	17,110
3,638	*	Nuance Communications, Inc	67,994
385	*,e	OPOWER, Inc	2,622
47,432		Oracle Corp	1,940,443
3,044	*,e	Pandora Media, Inc	27,244
128	*,e	Park City Group, Inc	1,157

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,926		Paychex, Inc	$266,053
454	*,e	Paycom Software, Inc	16,162
218	*	Paylocity Holding Corp	7,137
18,249	*	PayPal Holdings, Inc	704,411
508		Pegasystems, Inc	12,893
509	*	Perficient, Inc	11,055
1,174	*	Progress Software Corp	28,317
567	*,e	Proofpoint, Inc	30,493
336	*	PROS Holdings, Inc	3,961
1,652	*	PTC, Inc	54,780
279	*	Q2 Holdings, Inc	6,707
43		QAD, Inc (Class A)	914
1,405	*	QLIK Technologies, Inc	40,633
354	*	Qualys, Inc	8,960
335	*	QuinStreet, Inc	1,146
888	*,e	Quotient Technology, Inc	9,413
1,775	*	Rackspace Hosting, Inc	38,322
299	*	RealNetworks, Inc	1,214
755	*	RealPage, Inc	15,734
2,756	*	Red Hat, Inc	205,350
111		Reis, Inc	2,614
560	*	RetailMeNot, Inc	4,486
774	*	RingCentral, Inc	12,191
392	*,e	Rocket Fuel, Inc	1,235
1,271	*	Rovi Corp	26,068
364	*	Rubicon Project, Inc	6,654
1,637		Sabre Corp	47,342
9,848	*	Salesforce.com, Inc	727,078
329		Sapiens International Corp NV	3,941
661		Science Applications International Corp	35,258
368	*	Sciquest, Inc	5,108
488	*	Seachange International, Inc	2,694
2,338	*	ServiceNow, Inc	143,039
819	*,e	ServiceSource International LLC	3,489
346	*,e	Shutterstock, Inc	12,709
710	*	Silver Spring Networks, Inc	10,473
1,801	*	Splunk, Inc	88,123
235	*	SPS Commerce, Inc	10,091
1,196		SS&C Technologies Holdings, Inc	75,850
205	*	Stamps.com, Inc	21,787
566	*	Sykes Enterprises, Inc	17,082
10,236		Symantec Corp	188,138
664	*	Synchronoss Technologies, Inc	21,474
2,495	*	Synopsys, Inc	120,858
547	*	Syntel, Inc	27,312
710	*	Tableau Software, Inc	32,568
1,302	*	Take-Two Interactive Software, Inc	49,046
519	*,e	Tangoe, Inc	4,095
222	*	TechTarget, Inc	1,647
397	*	TeleNav, Inc	2,342
235		TeleTech Holdings, Inc	6,524
2,241	*	Teradata Corp	58,804
280	*	Textura Corp	5,216
1,541	*	TiVo, Inc	14,655
2,490		Total System Services, Inc	118,474
1,535		Travelport Worldwide Ltd	20,968
86	*	Travelzoo, Inc	698
708	*,e	TrueCar, Inc	3,958
210	*,e	TubeMogul, Inc	2,717
8,709	*	Twitter, Inc	144,134
485	*	Tyler Technologies, Inc	62,376
411	*	Ultimate Software Group, Inc	79,529
686	*,e	Unisys Corp	5,282
2,060	*	Vantiv, Inc	110,993
124	*,e	Varonis Systems, Inc	2,263
418	*,e	Vasco Data Security International	6,437
1,621	*	VeriFone Systems, Inc	45,777
1,046	*	Verint Systems, Inc	34,915

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,618	*,e	VeriSign, Inc	$143,258
631	*,e	VirnetX Holding Corp	2,896
427	*	Virtusa Corp	15,995
29,302		Visa, Inc (Class A)	2,241,017
1,284	*,e	VMware, Inc (Class A)	67,166
510	*	WebMD Health Corp (Class A)	31,941
695	*	Website Pros, Inc	13,775
7,917		Western Union Co	152,719
555	*	WEX, Inc	46,265
260	*	Wix.com Ltd	5,270
1,645	*,e	Workday, Inc	126,402
97	*,e	Workiva, Inc	1,130
15,308		Xerox Corp	170,837
376	*	XO Group, Inc	6,035
320	*	Xura, Inc	6,294
14,016	*	Yahoo!, Inc	515,929
936	*	Yelp, Inc	18,608
775	*,e	Zendesk, Inc	16,221
668	*,e	Zillow Group, Inc	17,067
1,336	*,e	Zillow Group, Inc (Class C)	31,703
743	*	Zix Corp	2,920
10,999	*	Zynga, Inc	25,078

		TOTAL SOFTWARE & SERVICES	39,506,326

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
1,599	*,e	3D Systems Corp	24,737
806		Adtran, Inc	16,297
317	*,e	Aerohive Networks, Inc	1,582
400	*	Agilysys, Inc	4,084
211		Alliance Fiber Optic Products, Inc	3,121
4,622		Amphenol Corp (Class A)	267,244
412	*	Anixter International, Inc	21,469
86,295		Apple, Inc	9,405,292
411	*,e	Applied Optoelectronics, Inc	6,128
485	*,e	Arista Networks, Inc	30,603
2,728	*	ARRIS International plc	62,526
1,379	*	Arrow Electronics, Inc	88,821
470	*	Avid Technology, Inc	3,177
2,131		Avnet, Inc	94,403
655		AVX Corp	8,233
194		Badger Meter, Inc	12,903
144		Bel Fuse, Inc (Class B)	2,102
612		Belden CDT, Inc	37,565
750	*	Benchmark Electronics, Inc	17,287
226		Black Box Corp	3,044
6,014		Brocade Communications Systems, Inc	63,628
528	*	CalAmp Corp	9,467
643	*	Calix, Inc	4,559
1,918		CDW Corp	79,597
606		Checkpoint Systems, Inc	6,133
1,778	*	Ciena Corp	33,818
76,136		Cisco Systems, Inc	2,167,592
153	*,e	Clearfield, Inc	2,459
1,253		Cognex Corp	48,804
334	*	Coherent, Inc	30,695
1,530	*	CommScope Holding Co, Inc	42,718
234		Comtech Telecommunications Corp	5,469
305	*,e	Control4 Corp	2,428
16,654		Corning, Inc	347,902
788	*	Cray, Inc	33,025
485		CTS Corp	7,634
548		Daktronics, Inc	4,329
936		Diebold, Inc	27,060
400	*	Digi International, Inc	3,772
716		Dolby Laboratories, Inc (Class A)	31,117
255	*	DTS, Inc	5,554
250	*,e	Eastman Kodak Co	2,712
637	*	EchoStar Corp (Class A)	28,213

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

248		Electro Rent Corp	$2,296
630	*	Electronics for Imaging, Inc	26,706
29,176		EMC Corp	777,540
381	*	EMCORE Corp	1,905
80	*	ePlus, Inc	6,441
1,428	*	Extreme Networks, Inc	4,441
1,071	*	F5 Networks, Inc	113,365
508	*	Fabrinet	16,434
215	*	FARO Technologies, Inc	6,925
597		FEI Co	53,139
1,797	*	Finisar Corp	32,777
617	*,e	Fitbit, Inc	9,348
2,138		Flir Systems, Inc	70,447
497	*	GSI Group, Inc	7,037
1,256	*	Harmonic, Inc	4,107
1,906		Harris Corp	148,401
25,700		Hewlett Packard Enterprise Co	455,661
26,957		HP, Inc	332,110
747	*	II-VI, Inc	16,217
163	*,e	Imation Corp	253
400	*	Immersion Corp	3,304
1,872	*	Infinera Corp	30,064
2,335		Ingram Micro, Inc (Class A)	83,850
620	*	Insight Enterprises, Inc	17,757
520		InterDigital, Inc	28,938
1,144	*,e	InvenSense, Inc	9,610
497	*	IPG Photonics Corp	47,752
653	*	Itron, Inc	27,243
867	*	Ixia	10,803
2,873		Jabil Circuit, Inc	55,363
5,981		Juniper Networks, Inc	152,575
2,590	*	Keysight Technologies, Inc	71,847
411	*	Kimball Electronics, Inc	4,591
1,229	*,e	Knowles Corp	16,198
172	*	KVH Industries, Inc	1,643
882		Lexmark International, Inc (Class A)	29,485
323		Littelfuse, Inc	39,764
610	*	Lumentum Holdings, Inc	16,452
497	*	Mercury Computer Systems, Inc	10,089
41	e	Mesa Laboratories, Inc	3,950
657		Methode Electronics, Inc	19,211
2,599		Motorola, Inc	196,744
221		MTS Systems Corp	13,448
160	*	Multi-Fineline Electronix, Inc	3,714
1,621		National Instruments Corp	48,808
2,018	*	NCR Corp	60,399
4,729		NetApp, Inc	129,054
454	*	Netgear, Inc	18,328
1,579	*	Netscout Systems, Inc	36,270
535	*	Newport Corp	12,305
727	*,e	Nimble Storage, Inc	5,700
576	*,e	Novatel Wireless, Inc	1,019
2,855	*,e	Oclaro, Inc	15,417
283	*	OSI Systems, Inc	18,534
1,101	*	Palo Alto Networks, Inc	179,617
291		Park Electrochemical Corp	4,659
196		PC Connection, Inc	5,059
554		Plantronics, Inc	21,711
511	*	Plexus Corp	20,195
1,944	*	Polycom, Inc	21,676
688	*,e	Pure Storage, Inc	9,419
1,170	*	QLogic Corp	15,725
22,562		Qualcomm, Inc	1,153,821
4,721	*	Quantum Corp	2,880
383	*	Rofin-Sinar Technologies, Inc	12,340
267	*	Rogers Corp	15,985
1,077	*	Ruckus Wireless, Inc	10,565
3,134		SanDisk Corp	238,435

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,189	*	Sanmina Corp	$27,799
410	*	Scansource, Inc	16,556
839	*	ShoreTel, Inc	6,242
435	*,e	Silicon Graphics International Corp	3,097
704	*	Sonus Networks, Inc	5,301
703	*,e	Stratasys Ltd	18,222
463	*	Super Micro Computer, Inc	15,779
636	*	Synaptics, Inc	50,715
483		SYNNEX Corp	44,721
151	*	Systemax, Inc	1,324
512	*	Tech Data Corp	39,306
3,730	*	Trimble Navigation Ltd	92,504
846	*	TTM Technologies, Inc	5,626
443	e	Ubiquiti Networks, Inc	14,739
579	*	Universal Display Corp	31,324
617	*,e	Viasat, Inc	45,337
3,054	*	Viavi Solutions, Inc	20,950
1,815		Vishay Intertechnology, Inc	22,161
161	*	Vishay Precision Group, Inc	2,256
3,473		Western Digital Corp	164,064
730	*	Zebra Technologies Corp (Class A)	50,370

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	18,815,562

TELECOMMUNICATION SERVICES - 2.4%
1,188	*	8x8, Inc	11,951
91,008		AT&T, Inc	3,564,783
220		Atlantic Tele-Network, Inc	16,683
201	*	Boingo Wireless, Inc	1,552
8,542		CenturyTel, Inc	273,002
3,005	*	Cincinnati Bell, Inc	11,629
675	e	Cogent Communications Group, Inc	26,345
945		Consolidated Communications Holdings, Inc	24,343
533	*,e	Fairpoint Communications, Inc	7,931
19,858	e	Frontier Communications Corp	111,006
464	*	General Communication, Inc (Class A)	8,501
6,783	*,e	Globalstar, Inc	9,971
126	*	Hawaiian Telcom Holdco, Inc	2,967
238		IDT Corp (Class B)	3,710
814	*	inContact, Inc	7,237
391		Inteliquent, Inc	6,276
1,082	*,e	Iridium Communications, Inc	8,515
4,242	*	Level 3 Communications, Inc	224,190
323	*	Lumos Networks Corp	4,147
181	*,e	NTELOS Holdings Corp	1,665
877	*	Orbcomm, Inc	8,884
184	*	pdvWireless, Inc	6,319
1,900	*	SBA Communications Corp (Class A)	190,323
728		Shenandoah Telecom Co	19,474
309		Spok Holdings, Inc	5,411
10,684	*,e	Sprint Corp	37,180
349	*,e	Straight Path Communications, Inc	10,830
1,431		Telephone & Data Systems, Inc	43,059
4,226	*	T-Mobile US, Inc	161,856
200	*	US Cellular Corp	9,138
61,052		Verizon Communications, Inc	3,301,692
2,337	*	Vonage Holdings Corp	10,680
1,408	e	Windstream Holdings, Inc	10,813
2,070	*	Zayo Group Holdings, Inc	50,177

		TOTAL TELECOMMUNICATION SERVICES	8,192,240

TRANSPORTATION - 2.1%
776	*	Air Transport Services Group, Inc	11,935
1,979		Alaska Air Group, Inc	162,318
198		Allegiant Travel Co	35,256
105		Amerco, Inc	37,517
9,459		American Airlines Group, Inc	387,914
378		Arkansas Best Corp	8,161
363	*	Atlas Air Worldwide Holdings, Inc	15,344

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,524	*	Avis Budget Group, Inc	$41,697
390	*	Celadon Group, Inc	4,087
2,210		CH Robinson Worldwide, Inc	164,048
473		Copa Holdings S.A. (Class A)	32,046
169	*	Covenant Transportation Group, Inc	4,088
14,818		CSX Corp	381,563
12,267		Delta Air Lines, Inc	597,158
427	*	Echo Global Logistics, Inc	11,597
2,935		Expeditors International of Washington, Inc	143,257
4,026		FedEx Corp	655,111
419		Forward Air Corp	18,989
756	*	Genesee & Wyoming, Inc (Class A)	47,401
680	*	Hawaiian Holdings, Inc	32,089
1,088	e	Heartland Express, Inc	20,182
6,017	*	Hertz Global Holdings, Inc	63,359
500	*	Hub Group, Inc (Class A)	20,395
1,324		J.B. Hunt Transport Services, Inc	111,534
4,270	*	JetBlue Airways Corp	90,182
1,673		Kansas City Southern Industries, Inc	142,958
791	*	Kirby Corp	47,689
937		Knight Transportation, Inc	24,503
644		Landstar System, Inc	41,609
1,005		Macquarie Infrastructure Co LLC	67,777
319		Marten Transport Ltd	5,972
698		Matson, Inc	28,039
1,614	e	Navios Maritime Holdings, Inc	1,824
4,511		Norfolk Southern Corp	375,541
1,017	*	Old Dominion Freight Line	70,803
118		Park-Ohio Holdings Corp	5,053
958	*	Radiant Logistics, Inc	3,420
411	*	Roadrunner Transportation Services Holdings, Inc	5,121
808		Ryder System, Inc	52,342
358	*	Saia, Inc	10,078
1,232		Skywest, Inc	24,628
9,914		Southwest Airlines Co	444,147
1,197	*	Spirit Airlines, Inc	57,432
1,289	*,e	Swift Transportation Co, Inc	24,014
13,109		Union Pacific Corp	1,042,821
5,388	*	United Continental Holdings, Inc	322,526
10,513		United Parcel Service, Inc (Class B)	1,108,806
122		Universal Truckload Services, Inc	2,009
139	*	USA Truck, Inc	2,619
407	*	Virgin America, Inc	15,694
975		Werner Enterprises, Inc	26,481
849	*	Wesco Aircraft Holdings, Inc	12,217
1,103	*,e	XPO Logistics, Inc	33,862
521	*	YRC Worldwide, Inc	4,856

		TOTAL TRANSPORTATION	7,102,069

UTILITIES - 3.4%
710	e	Abengoa Yield plc	12,624
9,820		AES Corp	115,876
1,862		AGL Resources, Inc	121,291
719		Allete, Inc	40,314
1,783		Alliant Energy Corp	132,441
3,624		Ameren Corp	181,562
7,209		American Electric Power Co, Inc	478,678
543		American States Water Co	21,372
2,749		American Water Works Co, Inc	189,489
2,635		Aqua America, Inc	83,846
111		Artesian Resources Corp	3,104
1,866	e	Atlantic Power Corp	4,590
1,558		Atmos Energy Corp	115,697
895		Avangrid, Inc	35,898
912		Avista Corp	37,191
656		Black Hills Corp	39,445
641		California Water Service Group	17,128
5,965	*	Calpine Corp	90,489

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,931		Centerpoint Energy, Inc	$124,077
207		Chesapeake Utilities Corp	13,035
937		Cleco Corp	51,732
4,058		CMS Energy Corp	172,222
146		Connecticut Water Service, Inc	6,585
4,484		Consolidated Edison, Inc	343,564
213		Consolidated Water Co, Inc	2,592
8,956		Dominion Resources, Inc	672,775
2,680		DTE Energy Co	242,969
10,397		Duke Energy Corp	838,830
1,845	*	Dynegy, Inc	26,513
4,790		Edison International	344,353
600		El Paso Electric Co	27,528
864		Empire District Electric Co	28,555
2,652		Entergy Corp	210,251
4,674		Eversource Energy	272,681
13,720		Exelon Corp	491,999
6,317		FirstEnergy Corp	227,223
182	e	Genie Energy Ltd	1,385
2,223		Great Plains Energy, Inc	71,692
1,618	*	Hawaiian Electric Industries, Inc	52,423
750		Idacorp, Inc	55,943
2,504		ITC Holdings Corp	109,099
609		Laclede Group, Inc	41,260
2,800		MDU Resources Group, Inc	54,488
501		MGE Energy, Inc	26,177
214		Middlesex Water Co	6,602
1,140		National Fuel Gas Co	57,057
1,226		New Jersey Resources Corp	44,663
6,685		NextEra Energy, Inc	791,103
4,919		NiSource, Inc	115,892
392		Northwest Natural Gas Co	21,109
823		NorthWestern Corp	50,820
4,874		NRG Energy, Inc	63,411
495		NRG Yield, Inc (Class A)	6,717
1,714		NRG Yield, Inc (Class C)	24,407
2,807		OGE Energy Corp	80,364
863		ONE Gas, Inc	52,729
539		Ormat Technologies, Inc	22,228
489		Otter Tail Corp	14,484
860	e	Pattern Energy Group, Inc	16,400
7,190		PG&E Corp	429,387
1,156		Piedmont Natural Gas Co, Inc	69,163
1,829		Pinnacle West Capital Corp	137,303
1,143		PNM Resources, Inc	38,542
1,365		Portland General Electric Co	53,904
9,862		PPL Corp	375,446
7,611		Public Service Enterprise Group, Inc	358,783
3,138		Questar Corp	77,822
2,185		SCANA Corp	153,278
3,699		Sempra Energy	384,881
210		SJW Corp	7,634
884		South Jersey Industries, Inc	25,150
13,713		Southern Co	709,374
672		Southwest Gas Corp	44,251
449		Spark Energy, Inc	8,082
1,205	*	Talen Energy Corp	10,845
3,378		TECO Energy, Inc	92,996
1,167	e	TerraForm Global, Inc	2,777
281	e	TerraForm Power, Inc	2,431
2,418		UGI Corp	97,421
205		Unitil Corp	8,710
1,188		Vectren Corp	60,065
298	*,e	Vivint Solar, Inc	790
4,635		WEC Energy Group, Inc	278,424
2,093		Westar Energy, Inc	103,834
691		WGL Holdings, Inc	50,008

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,517		Xcel Energy, Inc	$314,361
183		York Water Co	5,585

		TOTAL UTILITIES	11,500,219

		TOTAL COMMON STOCKS (Cost $204,792,334)	330,862,806

RIGHTS / WARRANTS - 0.0%

CONSUMER DURABLES & APPAREL - 0.0%
234	m	Vince Holding Corp	62

		TOTAL CONSUMER DURABLES & APPAREL	62

ENERGY - 0.0%
303	m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	m	Forest Laboratories, Inc CVR	112
499	m	Trius Therapeutics, Inc	65

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	177

SOFTWARE & SERVICES - 0.0%
299	m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
710	m	Leap Wireless International, Inc	1,789

		TOTAL TELECOMMUNICATION SERVICES	1,789

		TOTAL RIGHTS / WARRANTS (Cost $1,797)	2,028

SHORT-TERM INVESTMENTS - 2.7%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.7%
9,043,390	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	9,043,390

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	9,043,390

		TOTAL SHORT-TERM INVESTMENTS (Cost $9,043,390)	9,043,390

		TOTAL INVESTMENTS - 101.4% (Cost $213,837,521)	339,908,224
		OTHER ASSETS & LIABILITIES, NET - (1.4)%	(4,787,003)

		NET ASSETS - 100.0%	$335,121,221

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,840,715.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

AUSTRALIA - 0.4%
24,075	e	BHP Billiton Ltd	$311,092

		TOTAL AUSTRALIA	311,092

DENMARK - 1.1%
24,979	*	H Lundbeck AS	823,832
3,544		Novo Nordisk AS	191,920

		TOTAL DENMARK	1,015,752

FRANCE - 25.6%
103,249		Accor S.A.	4,367,586
4,619		BNP Paribas	232,061
79,925		Compagnie de Saint-Gobain	3,510,641
28,419		Essilor International S.A.	3,501,666
21,100		Groupe Danone	1,497,092
2,915		PPR	520,452
91,291		Schneider Electric S.A.	5,753,203
54,862		Vinci S.A.	4,072,081

		TOTAL FRANCE	23,454,782

GERMANY - 14.5%
49,648		Adidas-Salomon AG.	5,796,939
4,876		Continental AG.	1,105,925
5,746		Deutsche Bank AG.	97,551
13,871		Deutsche Boerse AG.	1,181,032
14,952		Henkel KGaA (Preference)	1,644,833
31,546		Lanxess AG.	1,511,891
13,717		Linde AG.	1,993,055

		TOTAL GERMANY	13,331,226

INDIA - 7.9%
48,574		Asian Paints Ltd	636,862
5,678		Eicher Motors Ltd	1,644,037
8,180		Emami Ltd	115,085
158,064		HDFC Bank Ltd	2,562,067
140,221		IndusInd Bank Ltd	2,048,377
91,451	*	Vakrangee Ltd	273,638

		TOTAL INDIA	7,280,066

ITALY - 2.8%
583,448		Banca Intesa S.p.A.	1,613,242
54,429		Moncler S.p.A	918,192

		TOTAL ITALY	2,531,434

JAPAN - 16.5%
73,585		Ajinomoto Co, Inc	1,659,113
25,800		Don Quijote Co Ltd	896,057
465,000		Ishikawajima-Harima Heavy Industries Co Ltd	984,262
21,700		Kao Corp	1,157,086
17,910	e	Konami Corp	529,315
21,280		Murata Manufacturing Co Ltd	2,567,788
74,675		Olympus Corp	2,899,194
26,268	e	Oriental Land Co Ltd	1,859,764
100,178		Sony Corp	2,575,690

		TOTAL JAPAN	15,128,269

NETHERLANDS - 3.9%
1,099		ASML Holding NV	110,597
31,749		Heineken NV	2,872,572

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

49,859		ING Groep NV	$596,653
47		Royal Dutch Shell plc (A Shares)	1,135

		TOTAL NETHERLANDS	3,580,957

NORWAY - 1.2%
71,810	e	Statoil ASA	1,121,554

		TOTAL NORWAY	1,121,554

SWEDEN - 2.1%
74,683		Electrolux AB (Series B)	1,961,161

		TOTAL SWEDEN	1,961,161

SWITZERLAND - 5.1%
2,981		Burckhardt Compression Holding AG.	1,021,473
2,747		Geberit AG.	1,026,401
19,473		Swatch Group AG. (Registered)	1,310,314
5,641		Zurich Financial Services AG.	1,308,212

		TOTAL SWITZERLAND	4,666,400

TAIWAN - 0.8%
612,927		Advanced Semiconductor Engineering, Inc	709,967

		TOTAL TAIWAN	709,967

UNITED KINGDOM - 16.9%
5,252		ARM Holdings plc	76,476
7,020		Associated British Foods plc	336,803
122,504		BAE Systems plc	893,578
52,029		Essentra plc	617,710
430,651		Man Group plc	941,263
2,441		Rio Tinto plc	68,423
313,933		Sky plc	4,613,102
1,506,544	*	Tesco plc	4,137,698
126,872		Weir Group plc	2,015,868
78,962		WPP plc	1,837,880

		TOTAL UNITED KINGDOM	15,538,801

		TOTAL COMMON STOCKS (Cost $89,171,518)	90,631,461

SHORT-TERM INVESTMENTS - 3.6%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.6%
3,286,467	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	3,286,467

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	3,286,467

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,286,467)	3,286,467

		TOTAL INVESTMENTS - 102.4% (Cost $92,457,985)	93,917,928
		OTHER ASSETS & LIABILITIES, NET - (2.4)%	(2,166,351)

		NET ASSETS - 100.0%	$91,751,577

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,122,591.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

March 31, 2016

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$27,763,062	30.3%
INDUSTRIALS	20,921,545	22.8
CONSUMER STAPLES	13,420,281	14.6
FINANCIALS	10,580,458	11.5
HEALTH CARE	7,416,612	8.1
MATERIALS	5,139,034	5.6
INFORMATION TECHNOLOGY	4,267,781	4.7
ENERGY	1,122,688	1.2
SHORT-TERM INVESTMENTS	3,286,467	3.6
OTHER ASSETS & LIABILITIES, NET	(2,166,351)	(2.4)

NET ASSETS	$91,751,577	100.0

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.4%

AUTOMOBILES & COMPONENTS - 0.1%
$ 49,375	i	Dealer Tire LLC	5.500%	12/22/21	$49,252
72,811	i	Gates Global LLC	4.250	07/05/21	68,579

		TOTAL AUTOMOBILES & COMPONENTS			117,831

CAPITAL GOODS - 0.0%
24,875	i	CHI Overhead Doors, Inc	4.750	07/31/22	24,502
24,896	i	Plaze, Inc	5.250	07/29/22	24,709

		TOTAL CAPITAL GOODS			49,211

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
110,584	i	AECOM Technology Corp	3.750	10/15/21	110,699
59,250	i	Creative Artists Agency LLC	5.500	12/17/21	59,102

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			169,801

CONSUMER DURABLES & APPAREL - 0.1%
91,576	i	Otter Products LLC	5.750	06/03/20	78,756

		TOTAL CONSUMER DURABLES & APPAREL			78,756

CONSUMER SERVICES - 0.2%
100,000	i	Jackson Hewitt Tax Service, Inc	8.000	06/25/21	97,000
99,500	i	Knowledge Universe Education LLC	6.000	08/13/22	98,132
132,570	i	Spin Holdco, Inc	4.250	11/14/19	128,957

		TOTAL CONSUMER SERVICES			324,089

DIVERSIFIED FINANCIALS - 0.1%
98,246	i	TransUnion LLC	3.500	04/09/21	97,214

		TOTAL DIVERSIFIED FINANCIALS			97,214

ENERGY - 0.0%
2,950	i	Granite Acquisition, Inc	5.000	12/19/21	2,788
66,212	i	Granite Acquisition, Inc	5.000	12/19/21	62,570

		TOTAL ENERGY			65,358

FOOD, BEVERAGE & TOBACCO - 0.0%
29,850	i	Hostess Brands LLC	4.500	08/03/22	29,850
12,981	i	Post Holdings, Inc	3.750	06/02/21	12,995

		TOTAL FOOD, BEVERAGE & TOBACCO			42,845

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
98,435	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	98,558
75,000	i	Greatbatch Ltd	5.250	10/14/22	74,883

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			173,441

INSURANCE - 0.1%
124,211	i	Acrisure LLC	6.500	05/19/22	121,726

		TOTAL INSURANCE			121,726

MATERIALS - 0.1%
69,125	i	Eco Services Operations LLC	4.750	12/04/21	67,051
131,111	i	Signode Industrial Group US, Inc	3.750	05/01/21	127,178
40,000	i	Solenis International LP	7.750	07/29/22	33,420

		TOTAL MATERIALS			227,649

MEDIA - 0.2%
99,500	i	CDS US Intermediate Holdings, Inc	5.000	07/08/22	94,276
123,914	i	CSC Holdings LLC	2.933	04/17/20	123,760

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 75,000	i	Neptune Finco Corp	5.000%	10/09/22	$74,988
96,944	i	Univision Communications, Inc	4.000	03/01/20	95,874

		TOTAL MEDIA			388,898

REAL ESTATE - 0.1%
198,500	i	DTZ US Borrower LLC	4.250	11/04/21	196,515

		TOTAL REAL ESTATE			196,515

RETAILING - 0.0%
25,000	i	Staples Escrow LLC	4.750	02/02/22	24,962

		TOTAL RETAILING			24,962

SOFTWARE & SERVICES - 0.1%
155,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	69,750
68,945	i	IMS Health, Inc	3.500	03/17/21	68,730
48,569	i	Mitchell International, Inc	4.500	10/13/20	46,748
74,061	i	ProQuest LLC	5.750	10/24/21	71,469
2,770	i	SS&C Technologies Holdings Europe SARL	4.000	07/08/22	2,774
19,058	i	SS&C Technologies Holdings, Inc	4.000	07/08/22	19,085

		TOTAL SOFTWARE & SERVICES			278,556

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
99,500	i	CommScope, Inc	3.828	12/29/22	99,282
68,954	i	Sensata Technologies BV	3.000	10/14/21	68,652
17,773	i	Zebra Technologies Corp	4.750	10/27/21	17,867

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			185,801

		TOTAL BANK LOAN OBLIGATIONS (Cost $2,669,911)			2,542,653

BONDS - 95.7%

CORPORATE BONDS - 45.6%

AUTOMOBILES & COMPONENTS - 0.3%
125,000		Delphi Automotive plc	3.150	11/19/20	127,672
75,000	g	Gates Global LLC	6.000	07/15/22	64,125
175,000		Magna International, Inc	3.625	06/15/24	175,534
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	153,000

		TOTAL AUTOMOBILES & COMPONENTS			520,331

BANKS - 6.5%
200,000		Bank of America Corp	5.300	03/15/17	206,986
350,000		Bank of America Corp	2.625	10/19/20	352,587
275,000		Bank of America Corp	3.950	04/21/25	273,892
200,000		Bank of America Corp	3.875	08/01/25	208,084
50,000		Bank of America Corp	4.750	04/21/45	49,742
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	151,276
225,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	226,903
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	152,901
200,000		Barclays plc	2.750	11/08/19	198,642
325,000		Barclays plc	3.650	03/16/25	304,739
250,000		Branch Banking & Trust Co	2.300	10/15/18	254,415
60,000		Capital One Bank USA NA	3.375	02/15/23	60,481
100,000		Citigroup, Inc	2.550	04/08/19	101,514
650,000		Citigroup, Inc	4.450	09/29/27	654,390
100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	102,559
125,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	131,998
250,000		Cooperatieve Rabobank UA	2.500	01/19/21	252,834
100,000	g	Credit Agricole S.A.	2.500	04/15/19	101,659
75,000	g	Credit Agricole S.A.	2.750	06/10/20	76,195
200,000	g	DBS Group Holdings Ltd	2.246	07/16/19	201,898
225,000		Discover Bank	3.100	06/04/20	226,735
200,000		Fifth Third Bancorp	2.375	04/25/19	202,209
150,000	g	HSBC Bank plc	4.125	08/12/20	160,657
250,000		HSBC Holdings plc	3.400	03/08/21	255,159
100,000		HSBC Holdings plc	4.300	03/08/26	103,126
375,000		JPMorgan Chase & Co	2.750	06/23/20	384,167

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 125,000		JPMorgan Chase & Co	3.875%	02/01/24	$133,237
325,000		JPMorgan Chase & Co	3.300	04/01/26	327,718
100,000	i	JPMorgan Chase & Co	5.150	12/30/49	96,020
80,000		KeyBank NA	2.500	12/15/19	81,050
275,000		KeyBank NA	2.250	03/16/20	275,248
350,000		KeyBank NA	3.300	06/01/25	358,800
100,000	g	Macquarie Bank Ltd	2.600	06/24/19	100,961
225,000		Manufacturers & Traders Trust Co	2.100	02/06/20	224,475
175,000		PNC Bank NA	2.200	01/28/19	177,678
225,000		PNC Bank NA	2.250	07/02/19	228,611
350,000		PNC Bank NA	2.600	07/21/20	357,831
150,000		PNC Bank NA	2.700	11/01/22	149,006
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	167,986
500,000		Royal Bank of Canada	1.200	09/19/17	499,505
175,000		Royal Bank of Canada	2.200	07/27/18	177,567
200,000	g	Shinhan Bank	3.875	03/24/26	202,401
300,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	302,951
75,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	76,053
150,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	151,827
250,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	262,277
125,000		SunTrust Banks, Inc	2.900	03/03/21	126,902
100,000		SunTrust Banks, Inc	2.750	05/01/23	98,202
250,000		Toronto-Dominion Bank	2.500	12/14/20	255,143
200,000		Toronto-Dominion Bank	2.125	04/07/21	199,660
200,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	203,002
200,000	g	Turkiye Is Bankasi	5.375	10/06/21	200,099
150,000		Union Bank NA	2.125	06/16/17	150,771
125,000		UnionBanCal Corp	3.500	06/18/22	129,802
370,000		US Bank NA	2.800	01/27/25	377,672
200,000		Westpac Banking Corp	2.250	01/17/19	203,183
200,000	g	Zenith Bank plc	6.250	04/22/19	180,664

		TOTAL BANKS			11,872,050

CAPITAL GOODS - 1.1%
125,000		Caterpillar Financial Services Corp	3.250	12/01/24	130,253
100,000		Eaton Corp	4.000	11/02/32	101,203
60,000		Embraer Netherlands Finance BV	5.050	06/15/25	52,725
125,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	128,080
150,000		John Deere Capital Corp	2.550	01/08/21	153,852
175,000		Lockheed Martin Corp	2.500	11/23/20	179,322
100,000		Lockheed Martin Corp	3.550	01/15/26	105,853
125,000		Rockwell Automation, Inc	2.050	03/01/20	126,477
115,000		Rockwell Automation, Inc	2.875	03/01/25	116,725
100,000	g	Schaeffler Finance BV	4.750	05/15/21	102,500
100,000	g	Stena AB	7.000	02/01/24	82,875
100,000		Textron, Inc	3.875	03/01/25	100,834
425,000		Timken Co	3.875	09/01/24	417,344
200,000	g	TSMC Global Ltd	1.625	04/03/18	198,886

		TOTAL CAPITAL GOODS			1,996,929

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
500,000		21st Century Fox America, Inc	3.000	09/15/22	515,173
50,000		21st Century Fox America, Inc	6.900	08/15/39	62,264
100,000		ADT Corp	6.250	10/15/21	100,500
25,000		AECOM	5.750	10/15/22	25,937
50,000		AECOM	5.875	10/15/24	51,750
250,000		Air Lease Corp	3.875	04/01/21	254,062
150,000		Fluor Corp	3.500	12/15/24	155,640
75,000		Republic Services, Inc	3.800	05/15/18	78,214
250,000		Republic Services, Inc	3.550	06/01/22	263,982
150,000		Republic Services, Inc	3.200	03/15/25	150,861
75,000		United Rentals North America, Inc	5.500	07/15/25	74,063
250,000		Visa, Inc	2.200	12/14/20	256,322
250,000		Waste Management, Inc	2.600	09/01/16	251,613
100,000		Waste Management, Inc	2.900	09/15/22	101,958
50,000		Waste Management, Inc	3.900	03/01/35	48,546
50,000		Waste Management, Inc	4.100	03/01/45	50,207

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 75,000	g	XPO Logistics, Inc	6.500%	06/15/22	$72,844

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,513,936

CONSUMER DURABLES & APPAREL - 0.4%
75,000		Newell Rubbermaid, Inc	3.150	04/01/21	77,076
100,000		Newell Rubbermaid, Inc	3.900	11/01/25	99,374
125,000		Newell Rubbermaid, Inc	4.200	04/01/26	130,738
100,000		Newell Rubbermaid, Inc	5.375	04/01/36	106,210
100,000		Newell Rubbermaid, Inc	5.500	04/01/46	108,260
100,000		PVH Corp	4.500	12/15/22	102,500
100,000		Whirlpool Corp	3.700	03/01/23	104,012

		TOTAL CONSUMER DURABLES & APPAREL			728,170

CONSUMER SERVICES - 0.3%
200,000	g	1011778 BC / New Red Fin	6.000	04/01/22	208,000
65,000	g	International Game Technology	5.625	02/15/20	67,438
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	159,246
70,000		Speedway Motorsports, Inc	5.125	02/01/23	71,750
250,000		Walt Disney Co	2.300	02/12/21	258,244

		TOTAL CONSUMER SERVICES			764,678

DIVERSIFIED FINANCIALS - 5.2%
40,000		Abbey National Treasury Services plc	4.000	04/27/16	40,081
125,000		American Express Centurion Bank	6.000	09/13/17	132,738
725,000		American Express Credit Corp	2.250	08/15/19	734,187
750,000	g,i	Armor Re Ltd	4.278	12/15/16	743,250
50,000		Bank of New York Mellon Corp	5.450	05/15/19	55,612
225,000	g	Bayer US Finance LLC	2.375	10/08/19	231,990
200,000	g	Bayer US Finance LLC	3.375	10/08/24	210,939
200,000	g	BBVA Bancomer S.A.	6.750	09/30/22	221,980
125,000		Credit Suisse	2.300	05/28/19	126,210
125,000		Credit Suisse	3.000	10/29/21	127,568
150,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	143,357
250,000		Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	238,237
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	66,450
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	253,315
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	37,127
750,000		Ford Motor Credit Co LLC	2.597	11/04/19	753,481
275,000		Ford Motor Credit Co LLC	3.157	08/04/20	280,631
325,000		Ford Motor Credit Co LLC	3.200	01/15/21	332,461
275,000		Ford Motor Credit Co LLC	4.134	08/04/25	285,814
160,000		General Motors Financial Co, Inc	3.500	07/10/19	164,100
100,000		General Motors Financial Co, Inc	3.200	07/13/20	99,815
225,000		General Motors Financial Co, Inc	4.200	03/01/21	232,497
40,000		General Motors Financial Co, Inc	4.375	09/25/21	41,361
100,000		General Motors Financial Co, Inc	5.250	03/01/26	104,942
200,000		Goldman Sachs Group, Inc	2.750	09/15/20	203,102
200,000		Goldman Sachs Group, Inc	3.625	01/22/23	206,344
300,000		Goldman Sachs Group, Inc	3.500	01/23/25	302,925
125,000		Goldman Sachs Group, Inc	4.800	07/08/44	130,736
100,000		Goldman Sachs Group, Inc	4.750	10/21/45	104,552
200,000	g	ICICI Bank Ltd	4.000	03/18/26	200,991
130,000		International Lease Finance Corp	5.750	05/15/16	130,325
100,000		International Lease Finance Corp	3.875	04/15/18	100,570
100,000		International Lease Finance Corp	5.875	08/15/22	108,500
100,000		Legg Mason, Inc	2.700	07/15/19	101,013
100,000		Legg Mason, Inc	3.950	07/15/24	99,379
325,000		Morgan Stanley	1.875	01/05/18	326,068
225,000		Morgan Stanley	2.650	01/27/20	228,408
150,000		Morgan Stanley	4.000	07/23/25	156,914
100,000		Morgan Stanley	3.875	01/27/26	104,355
250,000		Morgan Stanley	6.375	07/24/42	327,560
200,000	g	Nacional Financiera SNC	3.375	11/05/20	201,500
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	60,984
100,000	g	SUAM Finance BV	4.875	04/17/24	100,500
150,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	150,559
100,000		Unilever Capital Corp	3.100	07/30/25	107,185
225,000		Wells Fargo & Co	2.500	03/04/21	227,951

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000		Wells Fargo & Co	3.900%	05/01/45	$150,065

		TOTAL DIVERSIFIED FINANCIALS			9,488,629

ENERGY - 3.7%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	50,818
175,000		Anadarko Petroleum Corp	4.850	03/15/21	178,243
100,000		Anadarko Petroleum Corp	5.550	03/15/26	101,107
50,000		Apache Corp	4.750	04/15/43	44,893
25,000		Apache Corp	4.250	01/15/44	21,356
255,000		Ashland, Inc	3.875	04/15/18	263,606
250,000		BP Capital Markets plc	1.375	05/10/18	248,559
300,000		BP Capital Markets plc	2.315	02/13/20	302,581
12,000		California Resources Corp	5.000	01/15/20	2,760
30,000	g	California Resources Corp	8.000	12/15/22	11,550
165,000		Calumet Specialty Products Partners LP	6.500	04/15/21	117,150
325,000		Chevron Corp	2.419	11/17/20	334,052
192,000		Cimarex Energy Co	4.375	06/01/24	189,122
150,000		Concho Resources, Inc	5.500	04/01/23	147,000
200,000		Devon Energy Corp	5.000	06/15/45	149,309
200,000		Ecopetrol S.A.	5.375	06/26/26	181,840
25,000		Enbridge Energy Partners LP	5.200	03/15/20	25,043
100,000		Enbridge Energy Partners LP	4.375	10/15/20	97,646
150,000		Enbridge Energy Partners LP	5.875	10/15/25	151,313
200,000		Enterprise Products Operating LLC	3.750	02/15/25	199,720
250,000		Enterprise Products Operating LLC	5.100	02/15/45	242,719
100,000		EOG Resources, Inc	4.150	01/15/26	103,693
25,000		EP Energy LLC	6.375	06/15/23	11,500
75,000		Exterran Partners LP	6.000	10/01/22	54,000
200,000		Exxon Mobil Corp	2.222	03/01/21	203,495
225,000		Exxon Mobil Corp	3.043	03/01/26	230,388
100,000		Exxon Mobil Corp	4.114	03/01/46	106,063
100,000		Husky Energy, Inc	3.950	04/15/22	99,327
250,000	g	Indo Energy Finance II BV	6.375	01/24/23	107,556
52,000		Noble Energy, Inc	5.625	05/01/21	52,260
25,000		Noble Energy, Inc	5.250	11/15/43	21,619
115,000		Occidental Petroleum Corp	2.600	04/15/22	115,990
75,000		Occidental Petroleum Corp	3.500	06/15/25	76,842
100,000		Occidental Petroleum Corp	3.400	04/15/26	100,780
200,000		ONE Gas, Inc	2.070	02/01/19	200,713
100,000		ONE Gas, Inc	3.610	02/01/24	104,602
100,000	i	Petrobras Global Finance BV	2.762	01/15/19	81,260
50,000		Petrobras Global Finance BV	3.000	01/15/19	42,850
125,000		Petrobras Global Finance BV	4.875	03/17/20	104,025
50,000		Petrobras International Finance Co	5.875	03/01/18	47,990
75,000	g	Petroleos Mexicanos	5.500	02/04/19	78,562
100,000		Petroleos Mexicanos	3.500	07/23/20	98,000
75,000	g	Petroleos Mexicanos	6.375	02/04/21	79,988
150,000		Petroleos Mexicanos	3.500	01/30/23	135,937
80,000		Petroleos Mexicanos	4.250	01/15/25	74,100
40,000		Petroleos Mexicanos	5.500	06/27/44	33,300
162,500	g	Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	152,750
45,000		Pioneer Natural Resources Co	7.500	01/15/20	50,888
150,000		Pioneer Natural Resources Co	3.450	01/15/21	149,274
125,000		Pioneer Natural Resources Co	4.450	01/15/26	126,038
45,000		Precision Drilling Corp	6.500	12/15/21	34,200
32,000		Questar Market Resources, Inc	6.875	03/01/21	29,360
17,000		Regency Energy Partners LP	5.875	03/01/22	16,523
75,000		Shell International Finance BV	2.375	08/21/22	74,357
100,000		Statoil ASA	1.200	01/17/18	99,775
200,000		Statoil ASA	2.450	01/17/23	193,963
125,000		Statoil ASA	4.250	11/23/41	121,078
50,000		Targa Resources Partners LP	5.000	01/15/18	49,875
100,000		TransCanada PipeLines Ltd	5.850	03/15/36	102,243
50,000		Vale Overseas Ltd	4.375	01/11/22	42,620
25,000		Vale Overseas Ltd	6.875	11/21/36	19,764

		TOTAL ENERGY			6,687,935

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD & STAPLES RETAILING - 0.9%
$ 400,000		CVS Health Corp	2.800%	07/20/20	$415,304
100,000		CVS Health Corp	3.375	08/12/24	105,084
375,000		CVS Health Corp	3.875	07/20/25	404,848
140,000		Ingles Markets, Inc	5.750	06/15/23	142,100
100,000	h	SYSCO Corp	2.500	07/15/21	101,120
225,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	229,735
250,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	257,355

		TOTAL FOOD & STAPLES RETAILING			1,655,546

FOOD, BEVERAGE & TOBACCO - 1.5%
250,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	257,010
250,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	262,912
200,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	223,466
100,000		Constellation Brands, Inc	3.875	11/15/19	104,875
200,000	g	Corp Lindley S.A.	4.625	04/12/23	203,500
200,000	g	Embotelladora Andina S.A.	5.000	10/01/23	212,915
150,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	145,257
100,000		Mead Johnson Nutrition Co	3.000	11/15/20	102,805
300,000		Mondelez International, Inc	4.000	02/01/24	322,215
5,000		PepsiCo, Inc	7.900	11/01/18	5,826
75,000		PepsiCo, Inc	2.750	04/30/25	76,895
265,000		PepsiCo, Inc	4.450	04/14/46	295,554
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	36,454
175,000	g	Pernod-Ricard S.A.	4.250	07/15/22	188,180
175,000		Philip Morris International, Inc	3.375	08/11/25	188,715
75,000		Tyson Foods, Inc	3.950	08/15/24	79,986
100,000		Tyson Foods, Inc	4.875	08/15/34	107,568

		TOTAL FOOD, BEVERAGE & TOBACCO			2,814,133

HEALTH CARE EQUIPMENT & SERVICES - 1.8%
50,000		Becton Dickinson & Co	1.750	11/08/16	50,168
100,000		Becton Dickinson & Co	3.734	12/15/24	106,504
125,000		Becton Dickinson & Co	4.685	12/15/44	135,059
100,000		CHS/Community Health Systems	6.875	02/01/22	90,250
100,000		Covidien International Finance S.A.	3.200	06/15/22	105,369
100,000		Express Scripts Holding Co	3.900	02/15/22	104,316
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	140,725
40,000		HCA, Inc	6.500	02/15/20	43,900
150,000		HCA, Inc	5.875	03/15/22	162,375
125,000		Keysight Technologies, Inc	4.550	10/30/24	121,850
100,000		Laboratory Corp of America Holdings	2.625	02/01/20	100,456
100,000		Laboratory Corp of America Holdings	3.600	02/01/25	101,274
200,000		Medtronic, Inc	3.500	03/15/25	213,486
200,000		Medtronic, Inc	4.625	03/15/45	223,441
200,000		Quest Diagnostics, Inc	3.500	03/30/25	201,263
125,000		Stryker Corp	2.625	03/15/21	127,451
100,000		Stryker Corp	3.500	03/15/26	103,701
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	75,411
100,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	101,250
100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	102,027
125,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	124,383
250,000		Zimmer Holdings, Inc	2.700	04/01/20	253,598
275,000		Zimmer Holdings, Inc	3.550	04/01/25	277,977

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,066,234

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
125,000		Colgate-Palmolive Co	4.000	08/15/45	137,415

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			137,415

INSURANCE - 2.4%
125,000		Aetna, Inc	1.500	11/15/17	125,265
100,000		Allstate Corp	3.150	06/15/23	102,845
100,000		Allstate Corp	4.500	06/15/43	109,749
200,000		American International Group, Inc	2.300	07/16/19	201,790
200,000		Children’s Hospital Medic	4.268	05/15/44	206,461
100,000		Chubb Corp	6.000	05/11/37	129,764

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 20,000		Cigna Corp	5.125%	06/15/20	$22,182
100,000		Cigna Corp	4.500	03/15/21	108,561
125,000		Cigna Corp	3.250	04/15/25	124,209
100,000	g	Five Corners Funding Trust	4.419	11/15/23	104,860
25,000		Lincoln National Corp	7.000	06/15/40	30,502
350,000	g,i	Merna Reinsurance IV Ltd	2.698	04/08/16	349,685
300,000		MetLife, Inc	4.368	09/15/23	328,937
225,000		MetLife, Inc	3.000	03/01/25	221,447
150,000	i	MetLife, Inc	5.250	12/30/49	143,344
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,208
150,000		Progressive Corp	3.750	08/23/21	161,524
175,000		Prudential Financial, Inc	5.400	06/13/35	186,058
100,000		Prudential Financial, Inc	5.100	08/15/43	104,332
325,000	i	Prudential Financial, Inc	5.375	05/15/45	321,750
100,000	g	Prudential Funding LLC	6.750	09/15/23	120,550
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	100,466
125,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	123,207
25,000		Travelers Cos, Inc	5.800	05/15/18	27,142
150,000		UnitedHealth Group, Inc	3.750	07/15/25	161,695
275,000		UnitedHealth Group, Inc	4.750	07/15/45	315,435
250,000		WellPoint, Inc	3.125	05/15/22	251,459
150,000		WellPoint, Inc	4.625	05/15/42	149,422
25,000		WR Berkley Corp	5.375	09/15/20	27,565

		TOTAL INSURANCE			4,460,414

MATERIALS - 2.2%
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	37,766
52,000		Barrick Gold Corp	4.100	05/01/23	50,660
25,000	g	Berry Plastics Corp	6.000	10/15/22	26,187
50,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	57,125
50,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	57,125
200,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	204,440
200,000	g	Cemex SAB de C.V.	7.750	04/16/26	205,460
100,000		Corning, Inc	1.450	11/15/17	99,603
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	204,200
105,000		Crown Americas LLC	4.500	01/15/23	107,100
100,000		Eastman Chemical Co	3.800	03/15/25	102,578
75,000		Fibria Overseas Finance Ltd	5.250	05/12/24	72,750
200,000	g	Georgia-Pacific LLC	2.539	11/15/19	200,889
930,000	g	Glencore Funding LLC	2.125	04/16/18	868,387
125,000	g	Glencore Funding LLC	4.625	04/29/24	103,812
150,000	g	Glencore Funding LLC	4.000	04/16/25	117,656
50,000		Hexion US Finance Corp	8.875	02/01/18	34,250
50,000		Hexion US Finance Corp	6.625	04/15/20	41,500
200,000	g	Klabin Finance S.A.	5.250	07/16/24	188,830
150,000		LyondellBasell Industries NV	4.625	02/26/55	134,044
125,000		Nucor Corp	4.000	08/01/23	130,326
200,000	g	OCP S.A.	4.500	10/22/25	191,650
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	83,350
150,000		Packaging Corp of America	3.650	09/15/24	148,836
85,000		Rio Tinto Finance USA plc	2.250	12/14/18	85,329
70,000	g	Sealed Air Corp	5.250	04/01/23	74,025
25,000		Steel Dynamics, Inc	5.125	10/01/21	25,250
100,000		Teck Resources Ltd	3.750	02/01/23	65,938
225,000	g	Union Andina de Cementos SAA	5.875	10/30/21	225,563
45,000	g	Univar, Inc	6.750	07/15/23	44,213

		TOTAL MATERIALS			3,988,842

MEDIA - 2.6%
100,000		AMC Entertainment, Inc	5.875	02/15/22	102,750
150,000		CBS Corp	2.300	08/15/19	151,582
125,000		CBS Corp	4.000	01/15/26	130,621
50,000		CBS Corp	4.600	01/15/45	47,190
250,000	g	CCO Safari II LLC	3.579	07/23/20	255,558
325,000	g	CCO Safari II LLC	4.908	07/23/25	342,942
75,000		Cinemark USA, Inc	4.875	06/01/23	75,634
475,000		Comcast Corp	4.250	01/15/33	505,981
150,000		Comcast Corp	4.600	08/15/45	166,462

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 15,000	g	Gannett Co, Inc	4.875%	09/15/21	$15,450
80,000	g	Gannett Co, Inc	5.500	09/15/24	82,400
200,000		Grupo Televisa SAB	4.625	01/30/26	210,939
200,000		Grupo Televisa SAB	5.000	05/13/45	182,497
100,000		Lamar Media Corp	5.875	02/01/22	105,250
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	100,910
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	126,950
50,000	g	Nielsen Finance LLC	5.000	04/15/22	51,250
120,000	g	Numericable Group S.A.	6.000	05/15/22	117,000
200,000		Outfront Media Capital LLC	5.250	02/15/22	205,000
200,000		Scripps Networks Interactive, Inc	2.800	06/15/20	200,437
175,000	g	Sky plc	2.625	09/16/19	176,855
200,000		Time Warner Cable, Inc	4.000	09/01/21	209,379
75,000		Time Warner Cable, Inc	5.875	11/15/40	77,637
450,000		Time Warner, Inc	2.100	06/01/19	453,970
50,000		Time Warner, Inc	6.500	11/15/36	58,016
150,000		Time Warner, Inc	4.650	06/01/44	146,742
104,000	g	Time, Inc	5.750	04/15/22	92,300
200,000	g	Univision Communications, Inc	5.125	05/15/23	199,000
115,000		Viacom, Inc	2.500	12/15/16	115,591
125,000		Viacom, Inc	5.850	09/01/43	120,222

		TOTAL MEDIA			4,826,515

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
425,000		AbbVie, Inc	2.500	05/14/20	432,947
175,000		Actavis Funding SCS	3.000	03/12/20	180,065
275,000		Actavis Funding SCS	3.800	03/15/25	286,181
150,000		Amgen, Inc	4.400	05/01/45	153,146
150,000		Biogen, Inc	2.900	09/15/20	154,436
175,000		Celgene Corp	2.875	08/15/20	180,315
250,000		Celgene Corp	3.875	08/15/25	262,849
125,000		Gilead Sciences, Inc	3.500	02/01/25	132,256
250,000		Gilead Sciences, Inc	3.650	03/01/26	266,068
150,000		Johnson & Johnson	1.650	03/01/21	150,789
225,000		Johnson & Johnson	2.450	03/01/26	226,108
100,000		Johnson & Johnson	3.700	03/01/46	104,994
100,000	g	Mylan NV	3.750	12/15/20	102,565
75,000		Mylan, Inc	2.550	03/28/19	75,094
250,000		Novartis Capital Corp	4.000	11/20/45	267,643
100,000		Perrigo Co plc	4.000	11/15/23	101,717
100,000		Perrigo Finance plc	4.900	12/15/44	94,431
100,000		Zoetis, Inc	3.450	11/13/20	102,776
100,000		Zoetis, Inc	4.500	11/13/25	106,983

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,381,363

REAL ESTATE - 2.0%
100,000		Boston Properties LP	3.650	02/01/26	103,417
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	148,568
100,000		Brixmor Operating Partnership LP	3.875	08/15/22	97,614
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	183,334
35,000		Camden Property Trust	4.625	06/15/21	38,334
100,000		Camden Property Trust	2.950	12/15/22	99,201
100,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	102,578
100,000		DDR Corp	3.625	02/01/25	96,786
75,000		DDR Corp	4.250	02/01/26	76,239
100,000		Developers Diversified Realty Corp	4.750	04/15/18	103,975
40,000		Developers Diversified Realty Corp	7.875	09/01/20	48,081
100,000		Equinix, Inc	4.875	04/01/20	103,450
100,000		Equity One, Inc	3.750	11/15/22	100,316
75,000		Essex Portfolio LP	3.375	01/15/23	76,488
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	27,801
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	98,368
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	170,078
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	98,458
100,000		Host Hotels & Resorts LP	4.500	02/01/26	101,159
100,000		Kimco Realty Corp	3.400	11/01/22	101,985
100,000		Mid-America Apartments LP	4.300	10/15/23	105,408
125,000		Mid-America Apartments LP	3.750	06/15/24	126,897

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		National Retail Properties, Inc	3.800%	10/15/22	$51,880
100,000		National Retail Properties, Inc	3.300	04/15/23	99,129
100,000		National Retail Properties, Inc	4.000	11/15/25	102,900
150,000		Regency Centers LP	3.900	11/01/25	153,768
40,000		Simon Property Group LP	10.350	04/01/19	49,342
200,000	g	Trust F	5.250	01/30/26	198,000
100,000		Ventas Realty LP	4.125	01/15/26	102,732
50,000		Weingarten Realty Investors	3.375	10/15/22	49,774
100,000		Weingarten Realty Investors	3.500	04/15/23	98,146
100,000		Weingarten Realty Investors	4.450	01/15/24	103,290
100,000		Weingarten Realty Investors	3.850	06/01/25	98,325
325,000		Welltower, Inc	4.000	06/01/25	325,318

		TOTAL REAL ESTATE			3,641,139

RETAILING - 1.4%
100,000	g	Argos Merger Sub, Inc	7.125	03/15/23	106,000
25,000	g	Asbury Automotive Group, Inc	6.000	12/15/24	25,250
100,000		AutoNation, Inc	3.350	01/15/21	101,311
300,000		AutoZone, Inc	2.500	04/15/21	300,974
100,000		AutoZone, Inc	3.250	04/15/25	100,168
15,000	g	Family Tree Escrow LLC	5.750	03/01/23	15,891
200,000		Home Depot, Inc	2.000	04/01/21	202,173
150,000		Home Depot, Inc	3.350	09/15/25	162,617
100,000		Home Depot, Inc	3.000	04/01/26	104,971
75,000		L Brands, Inc	6.875	11/01/35	81,390
132,000		Limited Brands, Inc	6.625	04/01/21	148,487
70,000		Men’s Wearhouse, Inc	7.000	07/01/22	59,325
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	38,386
725,000		O’Reilly Automotive, Inc	3.800	09/01/22	756,915
125,000	g	Rolls-Royce plc	2.375	10/14/20	125,480
100,000	g	Rolls-Royce plc	3.625	10/14/25	104,045
100,000		Sally Holdings LLC	5.750	06/01/22	104,750

		TOTAL RETAILING			2,538,133

SOFTWARE & SERVICES - 0.9%
200,000		Baidu, Inc	3.000	06/30/20	203,022
1,170,000		Fidelity National Information Services, Inc	5.000	03/15/22	1,217,154
100,000		NCR Corp	5.875	12/15/21	102,250
50,000	g	Open Text Corp	5.625	01/15/23	51,000
25,000	g	SS&C Technologies Holdings, Inc	5.875	07/15/23	25,961

		TOTAL SOFTWARE & SERVICES			1,599,387

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
200,000		Amphenol Corp	3.125	09/15/21	203,903
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,861
75,000	g	CommScope, Inc	5.000	06/15/21	75,562
75,000	g	CommScope, Inc	5.500	06/15/24	75,750
150,000	g	NXP BV	3.750	06/01/18	151,875
50,000	g	Seagate HDD Cayman	4.875	06/01/27	37,659
100,000		Tyco Electronics Group S.A.	2.375	12/17/18	101,141
150,000		Tyco Electronics Group S.A.	3.500	02/03/22	156,165
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	103,530
25,000		Zebra Technologies Corp	7.250	10/15/22	27,125

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,033,571

TELECOMMUNICATION SERVICES - 2.5%
200,000		Alibaba Group Holding Ltd	2.500	11/28/19	201,790
200,000		American Tower Corp	3.300	02/15/21	203,513
50,000		American Tower Corp	3.500	01/31/23	50,489
125,000		American Tower Corp	4.400	02/15/26	132,238
125,000		AT&T, Inc	1.400	12/01/17	124,979
225,000		AT&T, Inc	2.450	06/30/20	227,444
150,000		AT&T, Inc	2.625	12/01/22	148,632
175,000		AT&T, Inc	4.450	04/01/24	189,057
275,000		AT&T, Inc	3.400	05/15/25	275,685
300,000		AT&T, Inc	4.500	05/15/35	296,313
100,000		AT&T, Inc	4.750	05/15/46	97,573
200,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	215,358

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 15,000		Crown Castle International Corp	3.400%	02/15/21	$15,230
110,000		Crown Castle International Corp	4.875	04/15/22	117,722
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	150,001
60,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	67,498
50,000		Orange S.A.	5.500	02/06/44	59,584
100,000	g	SES	3.600	04/04/23	97,864
200,000		Telefonica Emisiones SAU	4.570	04/27/23	218,582
100,000		T-Mobile USA, Inc	6.731	04/28/22	104,480
50,000		T-Mobile USA, Inc	6.375	03/01/25	51,188
675,000		Verizon Communications, Inc	3.450	03/15/21	716,765
400,000		Verizon Communications, Inc	4.150	03/15/24	435,068
433,000		Verizon Communications, Inc	4.272	01/15/36	430,935

		TOTAL TELECOMMUNICATION SERVICES			4,627,988

TRANSPORTATION - 2.1%
200,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	200,779
275,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	272,420
250,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	242,392
165,000	g	Asciano Finance Ltd	5.000	04/07/18	167,887
100,000	g	Bombardier, Inc	5.500	09/15/18	92,000
225,000		Canadian Pacific Railway Co	2.900	02/01/25	217,224
100,000		Canadian Pacific Railway Co	4.800	08/01/45	102,366
100,000	g	ERAC USA Finance LLC	3.300	10/15/22	101,688
100,000	g	ERAC USA Finance LLC	5.625	03/15/42	112,580
125,000		FedEx Corp	3.250	04/01/26	128,162
100,000		FedEx Corp	4.100	02/01/45	95,152
221,000		GATX Corp	1.250	03/04/17	219,461
200,000		GATX Corp	2.500	07/30/19	198,552
125,000		GATX Corp	3.250	03/30/25	116,038
200,000		GATX Corp	5.200	03/15/44	193,072
150,000		GATX Corp	4.500	03/30/45	132,584
400,000	g	Kansas City Southern	2.350	05/15/20	393,008
175,000	g	Kansas City Southern	4.950	08/15/45	178,775
250,000		Norfolk Southern Corp	4.450	06/15/45	258,201
100,000		Southwest Airlines Co	2.750	11/06/19	102,903
250,000	g	TTX Co	3.600	01/15/25	254,383

		TOTAL TRANSPORTATION			3,779,627

UTILITIES - 3.9%
25,000	i	AES Corp	3.635	06/01/19	24,125
100,000		AES Corp	7.375	07/01/21	112,000
100,000		AES Corp	4.875	05/15/23	96,250
200,000		AGL Capital Corp	3.875	11/15/25	207,134
100,000		Alabama Power Co	3.550	12/01/23	105,980
100,000		Alabama Power Co	4.150	08/15/44	104,276
130,000		AmeriGas Partners LP	6.250	08/20/19	132,925
75,000		Atmos Energy Corp	8.500	03/15/19	88,850
200,000		Atmos Energy Corp	4.125	10/15/44	204,987
100,000		Berkshire Hathaway Energy Co	3.500	02/01/25	105,604
200,000		Black Hills Corp	4.250	11/30/23	214,468
200,000		Carolina Power & Light Co	5.300	01/15/19	220,971
100,000		CMS Energy Corp	3.600	11/15/25	103,306
25,000		Connecticut Light & Power Co	5.500	02/01/19	27,706
150,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	163,635
125,000		Dominion Gas Holdings LLC	4.600	12/15/44	122,807
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,586
150,000	g,i	Electricite de France	5.625	12/30/49	137,250
300,000	g	Electricite de France S.A.	2.350	10/13/20	303,185
300,000	g	Electricite de France S.A.	3.625	10/13/25	306,185
200,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	185,445
200,000	g	Exelon Corp	3.950	06/15/25	207,369
150,000	g	Exelon Corp	5.100	06/15/45	163,350
50,000		Ferrellgas Partners LP	6.750	01/15/22	44,375
150,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	156,431
50,000		Indiana Michigan Power Co	7.000	03/15/19	56,701
25,000		Integrys Energy Group, Inc	4.170	11/01/20	27,019
250,000	g	KOC Holding AS.	5.250	03/15/23	249,375
100,000		LG&E and KU Energy LLC	3.750	11/15/20	105,613

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000	g	Molex Electronic Technologies LLC	2.878%	04/15/20	$249,520
200,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	194,346
80,000		MPLX LP	4.000	02/15/25	69,004
50,000		NiSource Finance Corp	4.800	02/15/44	52,757
100,000		Northeast Utilities	1.450	05/01/18	99,126
100,000		NRG Energy, Inc	6.250	05/01/24	91,750
125,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	126,053
100,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	93,910
125,000		Pacific Gas & Electric Co	4.250	03/15/46	132,825
200,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	204,732
300,000		PPL Capital Funding, Inc	4.200	06/15/22	323,447
250,000		PPL Electric Utilities Corp	3.000	09/15/21	263,081
50,000		Progress Energy, Inc	7.050	03/15/19	56,946
80,000		Public Service Co of Colorado	4.750	08/15/41	91,443
100,000		Public Service Co of Oklahoma	5.150	12/01/19	109,350
100,000		Public Service Electric & Gas Co	3.800	03/01/46	101,968
125,000		Sempra Energy	2.875	10/01/22	123,591
150,000		Southern Power Co	4.150	12/01/25	154,625
150,000		Spectra Energy Partners LP	4.500	03/15/45	133,128
100,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	102,763
55,000		Virginia Electric & Power Co	2.950	01/15/22	57,127
100,000		WEC Energy Group, Inc	3.550	06/15/25	103,933
75,000		Williams Partners LP	3.600	03/15/22	61,586
100,000		Williams Partners LP	4.500	11/15/23	84,985
35,000		Xcel Energy, Inc	4.800	09/15/41	38,471

		TOTAL UTILITIES			7,114,375

		TOTAL CORPORATE BONDS (Cost $81,906,476)			83,237,340

GOVERNMENT BONDS - 32.4%

AGENCY SECURITIES - 0.3%
400,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	413,310
125,000		Totem Ocean Trailer Express, Inc	4.514	12/18/19	131,325

		TOTAL AGENCY SECURITIES			544,635

FOREIGN GOVERNMENT BONDS - 3.4%
200,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	173,000
BRL 350,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	85,856
$ 100,000		Brazilian Government International Bond	2.625	01/05/23	85,500
175,000		Brazilian Government International Bond	4.250	01/07/25	160,300
25,000		Brazilian Government International Bond	7.125	01/20/37	25,250
150,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	151,630
250,000		Canada Government International Bond	0.875	02/14/17	250,367
200,000		Colombia Government International Bond	2.625	03/15/23	186,000
200,000	g	Costa Rica Government International Bond	7.158	03/12/45	181,000
200,000	g	Croatia Government International Bond	6.375	03/24/21	218,500
DOP 4,500,000	g	Dominican Republic International Bond	10.000	01/05/17	98,789
$ 200,000	g	Ecuador Government International Bond	10.500	03/24/20	180,000
200,000	g	Egypt Government International Bond	5.875	06/11/25	178,040
100,000		European Investment Bank	4.875	02/15/36	129,092
200,000		Export-Import Bank of Korea	1.750	02/27/18	200,195
200,000	g	Guatemala Government Bond	4.875	02/13/28	202,000
100,000		Hungary Government International Bond	5.750	11/22/23	113,900
200,000		Israel Government International Bond	4.500	01/30/43	211,860
35,000		Italy Government International Bond	6.875	09/27/23	44,019
200,000	g,i	Kommunalbanken AS.	0.798	02/20/18	199,625
100,000		Mexico Government International Bond	4.000	10/02/23	104,750
200,000	g	Namibia International Bonds	5.250	10/29/25	193,000
200,000	g	Pakistan Government International Bond	8.250	09/30/25	212,657
400,000		Panama Government International Bond	3.875	03/17/28	404,000
200,000	g	Paraguay Government International Bond	5.000	04/15/26	201,000
275,000		Peruvian Government International Bond	4.125	08/25/27	288,063
200,000	g	Republic of Angola	9.500	11/12/25	182,000
ZAR 2,952,000		South Africa Government Bond	8.250	09/15/17	200,475
$ 200,000		South Africa Government International Bond	5.875	09/16/25	216,370
200,000		South Africa Government International Bond	5.375	07/24/44	197,632
200,000	g	Sri Lanka Government International Bond	6.850	11/03/25	190,646

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Turkey Government International Bond	5.625%	03/30/21	$107,890
200,000		Turkey Government International Bond	3.250	03/23/23	188,500
200,000		Turkey Government International Bond	4.875	10/09/26	202,465
225,000	g	Ukraine Government International Bond	7.750	09/01/27	198,574
125,000		Uruguay Government International Bond	4.375	10/27/27	128,125
70,000		Uruguay Government International Bond	5.100	06/18/50	65,100
200,000	g	Zambia Government International Bond	8.970	07/30/27	164,500

		TOTAL FOREIGN GOVERNMENT BONDS			6,520,670

MORTGAGE BACKED - 19.7%
334,378	i	Federal Home Loan Mortgage Corp (FHLMC)	0.786	10/15/42	335,422
1,619		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/33	1,833
78,857		FGLMC	5.000	11/01/33	88,460
129,697		FGLMC	6.000	11/01/33	149,321
20,488		FGLMC	5.000	05/01/34	22,714
14,424		FGLMC	6.000	09/01/34	16,620
6,824		FGLMC	6.000	04/01/35	7,728
5,066		FGLMC	5.000	02/01/36	5,612
201		FGLMC	6.500	05/01/36	229
39,404		FGLMC	6.000	08/01/37	45,492
10,876		FGLMC	6.500	09/01/37	12,374
8,512		FGLMC	6.500	11/01/37	9,684
30,176		FGLMC	5.000	04/01/38	33,500
6,204		FGLMC	6.500	05/01/38	7,107
4,685		FGLMC	5.500	01/01/39	5,210
24,651		FGLMC	5.000	07/01/39	27,127
42,685		FGLMC	5.000	01/01/40	47,150
482,373		FGLMC	3.500	04/01/45	508,184
2,388,239		FGLMC	3.500	10/01/45	2,516,037
242,663		FGLMC	4.000	10/01/45	263,636
1,346,139		FGLMC	4.000	12/01/45	1,453,810
77,588		Federal National Mortgage Association (FNMA)	6.000	08/01/21	84,225
2,162		FNMA	5.500	09/01/24	2,424
168,839		FNMA	3.500	01/01/26	179,188
1,514,132		FNMA	2.500	11/01/30	1,555,923
1,777,931		FNMA	3.000	02/01/31	1,858,467
346,522		FNMA	3.500	06/01/32	368,262
13,779		FNMA	6.500	07/01/32	16,255
333,295		FNMA	5.500	03/01/34	377,391
863,432		FNMA	3.000	01/01/35	901,425
25,762		FNMA	6.500	02/01/35	29,448
285,818		FNMA	5.000	05/01/35	317,041
7,841		FNMA	7.500	07/01/35	7,915
400,000	h	FNMA	5.000	02/01/36	443,447
6,438		FNMA	6.500	09/01/36	7,367
19,879		FNMA	7.000	02/01/37	23,534
27,531		FNMA	7.000	04/01/37	34,260
3,356		FNMA	6.500	08/01/37	3,836
5,028		FNMA	7.000	11/01/37	6,097
1,159		FNMA	6.500	02/01/38	1,325
2,346		FNMA	6.500	03/01/38	2,681
92,812		FNMA	6.500	07/01/39	106,091
265,651		FNMA	4.500	09/01/39	293,551
229,690		FNMA	4.500	10/01/39	253,830
103,732		FNMA	5.000	03/01/40	116,777
1,089,325		FNMA	5.500	07/01/40	1,233,123
497,717		FNMA	6.000	10/01/40	567,732
1,474,577		FNMA	4.500	11/01/40	1,608,998
184,923		FNMA	5.000	02/01/41	209,879
184,264		FNMA	5.000	07/01/41	204,603
200,372	i	FNMA	0.933	08/25/42	201,777
187,307	i	FNMA	0.833	11/25/42	186,843
410,670		FNMA	3.500	11/25/42	74,746
2,628,499		FNMA	3.000	02/01/43	2,703,205
122,188	i	FNMA	0.783	03/25/43	122,253
974,334		FNMA	4.500	07/01/44	1,061,858
475,143		FNMA	4.500	10/01/44	527,207
929,587		FNMA	4.500	11/01/44	1,031,504

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 936,959		FNMA	4.000%	12/01/44	$1,016,687
2,132,531		FNMA	3.500	07/01/45	2,240,632
3,023,255		FNMA	4.000	07/01/45	3,267,791
1,341,152		FNMA	3.500	02/01/46	1,407,156
8,319		Government National Mortgage Association (GNMA)	5.500	07/15/33	9,537
67,998		GNMA	5.500	07/20/33	76,980
7,848		GNMA	5.000	03/15/34	8,657
99,225		GNMA	5.000	06/15/34	110,624
46,160		GNMA	5.500	02/15/37	52,251
10,892		GNMA	5.000	04/15/38	12,140
26,155		GNMA	5.500	05/15/38	29,294
5,306		GNMA	6.000	08/15/38	5,983
5,882		GNMA	6.000	08/20/38	6,674
131,503		GNMA	5.500	07/15/39	147,215
43,710		GNMA	4.500	04/15/40	47,691
719,093		GNMA	3.500	10/20/42	130,494
785,195		GNMA	3.000	02/20/43	817,135
354,262		GNMA	3.500	09/20/44	376,662
498,831		GNMA	3.500	02/20/46	528,015
2,044,118		GNMA	3.500	03/20/46	2,163,709
1,300,000		GNMA	4.000	03/20/46	1,394,430

		TOTAL MORTGAGE BACKED			36,131,495

MUNICIPAL BONDS - 0.5%
100,000		State of California	5.950	04/01/16	100,000
590,000		State of Illinois	3.860	04/01/21	601,116
200,000		University of Massachusetts Building Authority	0.770	11/01/16	200,168

		TOTAL MUNICIPAL BONDS			901,284

U.S. TREASURY SECURITIES - 8.5%
5,768,800		United States Treasury Bond	3.000	11/15/45	6,230,079
750,000		United States Treasury Bond	2.500	02/15/46	731,367
250,000		United States Treasury Note	0.750	02/28/18	250,088
300,000		United States Treasury Note	1.000	03/15/19	301,231
1,035,000		United States Treasury Note	1.125	02/28/21	1,031,240
1,000,000		United States Treasury Note	2.000	11/30/22	1,030,703
6,204,000		United States Treasury Note	1.625	02/15/26	6,117,001

		TOTAL U.S. TREASURY SECURITIES			15,691,709

		TOTAL GOVERNMENT BONDS (Cost $59,054,288)			59,789,793

STRUCTURED ASSETS - 17.7%

ASSET BACKED - 4.8%
161,662	i	ACE Securities Corp Home Equity Loan Trust	1.168	08/25/35	159,388
		Series - 2005 HE5 (Class M2)
255,383		AmeriCredit Automobile Receivables Trust	2.420	05/08/18	255,909
		Series - 2012 3 (Class C)
300,000		AmeriCredit Automobile Receivables Trust	1.270	07/08/19	299,904
		Series - 2014 4 (Class A3)
200,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	200,775
		Series - 2015 3 (Class D)
61,521	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	61,258
		Series - 2005 HE7 (Class M2)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	201,785
		Series - 2011 3A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	2.802	05/20/18	201,616
		Series - 2012 2A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	200,184
		Series - 2012 3A (Class B)
188,896	g	Capital Automotive REIT	4.700	07/15/42	196,066
		Series - 2012 1A (Class A)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	1,034,398
		Series - 2014 1A (Class A)
256,254	g,i	CBRE Realty Finance CDO	0.917	04/07/52	101,908
		Series - 2007 1A (Class A2)
128,924	i,m	CCR, Inc	0.887	07/10/17	127,777
		Series - 2010 CX (Class C)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 40,209		Centex Home Equity	5.540%	01/25/32	$40,115
		Series - 2002 A (Class AF6)
495,000	g	DB Master Finance LLC	3.262	02/20/45	487,352
		Series - 2015 1A (Class A2I)
175,000	g,i	DB/UBS Mortgage Trust	5.699	11/10/46	191,455
		Series - 2011 LC1A (Class C)
997,500	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	959,587
		Series - 2015 1A (Class A2I)
897,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	868,714
		Series - 2015 1A (Class A2II)
200,000		Ford Credit Auto Owner Trust	2.930	10/15/18	202,665
		Series - 2012 B (Class D)
200,000		Ford Credit Auto Owner Trust	2.430	01/15/19	201,081
		Series - 2012 C (Class D)
260,000		Ford Credit Auto Owner Trust	1.860	08/15/19	259,984
		Series - 2013 A (Class D)
127,860	i	Lehman XS Trust	6.500	06/25/46	94,994
		Series - 2006 13 (Class 2A1)
119,450	g	Orange Lake Timeshare Trust	3.030	07/09/29	118,553
		Series - 2014 AA (Class B)
100,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	103,808
		Series - 2006 HI1 (Class M2)
442,381		Santander Drive Auto Receivables Trust	4.740	09/15/17	443,988
		Series - 2011 4 (Class D)
230,544		Santander Drive Auto Receivables Trust	3.870	02/15/18	232,515
		Series - 2012 2 (Class D)
475,930		Santander Drive Auto Receivables Trust	1.590	10/15/18	476,078
		Series - 2014 1 (Class B)
17,622	i	Securitized Asset Backed Receivables LLC	0.733	10/25/35	17,551
		Series - 2006 OP1 (Class A2C)
35,214	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	35,242
		Series - 2011 2A (Class B)
30,750	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	30,713
		Series - 2012 2A (Class B)
51,871	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	51,099
		Series - 2013 1A (Class A)
82,994	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	81,995
		Series - 2013 1A (Class B)
400,000	g	SLM Student Loan Trust	3.830	01/17/45	410,216
		Series - 2012 A (Class A2)
188,154	g	SolarCity LMC	4.020	07/20/44	179,947
		Series - 2014 2 (Class A)
514	i	Soundview Home Equity Loan Trust	0.733	11/25/35	514
		Series - 2005 OPT3 (Class A4)
398,213	g	SpringCastle America Funding LLC	2.700	05/25/23	396,573
		Series - 2014 AA (Class A)
47,679	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.653	10/25/36	47,347
		Series - 2006 GEL4 (Class A2)
200,000	g,i	Vitality Re IV Ltd	2.948	01/09/17	200,520
		Series - 2013 IV B (Class)
5,232	g	Volvo Financial Equipment LLC	0.740	03/15/17	5,231
		Series - 2013 1A (Class A3)
61,661	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	62,962
		Series - 2006 N1 (Class N1)
511	i	Wells Fargo Home Equity Trust	0.573	07/25/36	510
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			9,242,277

OTHER MORTGAGE BACKED - 12.9%
2,000,000	i	Banc of America Commercial Mortgage Trust	5.954	05/10/45	1,998,318
		Series - 2006 2 (Class AJ)
200,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	195,959
		Series - 2006 6 (Class B)
200,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	202,046
		Series - 2007 1 (Class AM)
235,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	237,551
		Series - 2007 1 (Class AMFX)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 500,000	g,i	Banc of America Commercial Mortgage Trust	5.821%	02/10/51	$430,174
		Series - 2007 4 (Class E)
1,175,000	i	Bear Stearns Commercial Mortgage Securities	5.915	09/11/42	1,231,226
		Series - 2007 T28 (Class AJ)
175,483	i	CHL Mortgage Pass-Through Trust	2.757	02/20/35	174,216
		Series - 2004 HYB9 (Class 1A1)
185,885	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	187,621
		Series - 2007 C6 (Class ASB)
451,984	g,i	Citigroup Mortgage Loan Trust	0.616	05/25/37	429,755
		Series - 2015 8 (Class 1A1)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,455,200
		Series - 2007 C3 (Class AJ)
25,885	i	Commercial Mortgage Trust	5.238	04/10/37	25,862
		Series - 2005 GG5 (Class AJ)
1,190,601	i	Commercial Mortgage Trust	5.867	12/10/49	1,224,207
		Series - 2007 GG11 (Class AM)
6,136		Countrywide Alternative Loan Trust	5.500	08/25/16	6,148
		Series - 2004 30CB (Class 1A15)
200,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	190,612
		Series - 2007 C4 (Class A1AJ)
75,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	75,814
		Series - 2009 RR1 (Class A3C)
500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	486,061
		Series - 2007 C2 (Class AJ)
3,409		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	3,407
		Series - 2005 C3 (Class AJ)
370,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	369,513
		Series - 2005 LDP2 (Class C)
364,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.606	02/15/46	376,839
		Series - 2011 C3 (Class D)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.321	07/15/46	105,149
		Series - 2011 C4 (Class C)
330,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	344,211
		Series - 2007 LD12 (Class AM)
200,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	199,517
		Series - 2006 C4 (Class B)
400,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	397,888
		Series - 2007 C1 (Class C)
250,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	245,112
		Series - 2007 C1 (Class D)
1,000,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	1,036,067
		Series - 2007 C6 (Class AM)
430,586	g,i	LVII Resecuritization Trust	3.239	07/31/47	430,317
		Series - 2015 A (Class A)
170,000	i	Merrill Lynch Mortgage Trust	6.267	02/12/51	178,824
		Series - 0 C1 (Class AJA)
300,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	301,959
		Series - 2007 6 (Class AM)
90,000	g,i	Morgan Stanley Capital I Trust	5.891	08/12/41	90,909
		Series - 2006 T23 (Class B)
1,200,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	1,183,497
		Series - 2006 HQ10 (Class AJ)
55,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	55,153
		Series - 2006 HQ9 (Class B)
100,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	99,429
		Series - 2006 HQ9 (Class C)
22,000	g,i	Morgan Stanley Capital I Trust	5.440	09/15/47	22,920
		Series - 2011 C1 (Class D)
400,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	370,956
		Series - 2007 IQ15 (Class AJ)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.633	09/25/24	246,854
		Series - 2014 HQ2 (Class M2)
85,791	i	Structured Agency Credit Risk Debt Note (STACR)	1.683	01/25/25	85,756
		Series - 2015 DN1 (Class M1)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.633	03/25/25	250,823
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.233	03/25/25	238,228
		Series - 2015 HQ1 (Class M3)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 234,419	i	Structured Agency Credit Risk Debt Note (STACR)	1.533%	05/25/25	$234,419
		Series - 2015 HQ2 (Class M1)
275,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.383	05/25/25	267,650
		Series - 2015 HQ2 (Class M2)
200,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.641	12/15/43	189,400
		Series - 2007 C30 (Class AMFL)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.568	01/15/45	194,572
		Series - 2006 C23 (Class F)
980,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,020,965
		Series - 2007 C34 (Class AM)
1,200,000	i	Wachovia Bank Commercial Mortgage Trust	5.945	05/15/46	1,191,773
		Series - 2007 C34 (Class AJ)
2,150,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,204,122
		Series - 2007 C31 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.622	04/15/47	192,910
		Series - 2007 C31 (Class C)
1,500,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	1,533,608
		Series - 2007 C32 (Class AMFX)
1,260,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,203,400
		Series - 2007 C32 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	72,377
		Series - 2007 C33 (Class AM)
80,360	i	WaMu Mortgage Pass-Through Certificates	0.783	12/25/45	69,059
		Series - 2005 AR19 (Class A1B3)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	55,045
		Series - 2010 C1 (Class B)
30,558		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	30,502
		Series - 2013 C12 (Class A1)

		TOTAL OTHER MORTGAGE BACKED			23,643,900

		TOTAL STRUCTURED ASSETS (Cost $33,470,241)			32,886,177

		TOTAL BONDS (Cost $174,431,005)			175,913,310

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
5,517	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	17,103
17,265	*	Federal National Mortgage Association	8.250	12/30/49	52,485

		TOTAL BANKS			69,588

		TOTAL PREFERRED STOCKS (Cost $569,550)			69,588

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 1.6%
$ 2,900,000		Federal Home Loan Bank (FHLB)	0.210	04/29/16	2,899,527

		TOTAL GOVERNMENT AGENCY DEBT			2,899,527

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,899,526)			2,899,527

		TOTAL INVESTMENTS - 98.7% (Cost $180,569,992)			181,425,078
		OTHER ASSETS & LIABILITIES, NET - 1.3%			2,430,915

		NET ASSETS - 100.0%			$183,855,993

Abbreviation(s):

BRL	Brazilian Real

CDO	Collateralized Debt Obligation

DOP	Dominican Peso

TIAA-CREF LIFE FUNDS - Bond Fund

REIT	Real Estate Investment Trust

ZAR	South African Rand

*	Non-income producing

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2016, the total value of these securities amounted to $30,702,232 or 16.7% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.4%

CERTIFICATE OF DEPOSIT - 1.7%
$ 500,000		Banco Del Estado De Chile	0.570%	04/07/16	$500,000
500,000		Banco Del Estado De Chile	0.570	05/17/16	500,000
300,000		Banco Del Estado De Chile	0.590	06/10/16	300,000

		TOTAL CERTIFICATE OF DEPOSIT			1,300,000

COMMERCIAL PAPER - 37.1%
500,000		American Honda Finance Corp	0.490	04/11/16	499,932
500,000		American Honda Finance Corp	0.450	04/12/16	499,931
300,000		American Honda Finance Corp	0.490	04/13/16	299,951
500,000	y	Bedford Row Funding Corp	0.440	04/05/16	499,976
500,000	y	Ciesco LLC	0.580	06/13/16	499,412
500,000	y	Coca-Cola Co	0.430	05/24/16	499,683
500,000	y	Fairway Finance LLC	0.570	05/10/16	499,691
500,000	y	Fairway Finance LLC	0.580	05/03/16	499,742
330,000	y	Fairway Finance LLC	0.570	06/13/16	329,619
337,000	y	Hydro-Quebec	0.400	04/08/16	336,974
843,000	y	Hydro-Quebec	0.470	05/09/16	842,582
1,000,000	y	Johnson & Johnson	0.420	04/13/16	999,860
119,000		JPMorgan Chase Bank NA	0.630	04/11/16	118,979
109,000		JPMorgan Chase Bank NA	0.630	04/25/16	108,954
152,000		JPMorgan Chase Bank NA	0.570	05/09/16	151,909
136,000		JPMorgan Chase Bank NA	0.570	05/16/16	135,903
241,000		JPMorgan Chase Bank NA	0.570	05/31/16	240,771
532,000		JPMorgan Chase Bank NA	0.650	06/23/16	531,203
167,000		JPMorgan Chase Bank NA	0.720	07/01/16	166,696
500,000		Korea Development Bank	0.460	04/19/16	499,885
500,000		Korea Development Bank	0.500	04/25/16	499,833
300,000		Korea Development Bank	0.590	06/24/16	299,587
500,000	y	Liberty Street Funding LLC	0.580	06/14/16	499,404
515,000	y	Microsoft Corp	0.410	05/04/16	514,806
1,000,000	y	Microsoft Corp	0.425	05/25/16	999,362
375,000	y	Microsoft Corp	0.450	06/01/16	374,714
400,000	y	National Australia Bank Ltd	0.800	09/19/16	398,480
685,000	y	Nestle Capital Corp	0.445	04/14/16	684,890
500,000	y	Nestle Capital Corp	0.490	04/29/16	499,809
275,000	y	Nestle Capital Corp	0.550	07/26/16	274,513
500,000	y	Nordea Bank AB	0.500	04/07/16	499,958
500,000	y	Nordea Bank AB	0.618	07/29/16	498,980
500,000	y	Novartis Finance Corp	0.470	05/16/16	499,706
500,000	y	Novartis Finance Corp	0.470	05/25/16	499,648
300,000	y	Novartis Finance Corp	0.460	06/07/16	299,743
500,000	y	Private Export Funding Corp	0.410	04/20/16	499,892
500,000	y	Private Export Funding Corp	0.530	05/17/16	499,662
300,000	y	Private Export Funding Corp	0.580	06/20/16	299,613
670,000		Province of British Columbia Canada	0.485	05/13/16	669,621
300,000		Province of British Columbia Canada	0.420	05/20/16	299,829
850,000		Province of British Columbia Canada	0.590 - 0.600	07/12/16	848,569
320,000		Province of Ontario Canada	0.395	04/05/16	319,986
500,000		Province of Ontario Canada	0.480	04/07/16	499,960
500,000		Province of Ontario Canada	0.490	05/19/16	499,673
435,000		Province of Ontario Canada	0.480	06/14/16	434,571
300,000	y	Province of Quebec Canada	0.470	05/04/16	299,871
500,000	y	PSP Capital, Inc	0.520	04/05/16	499,971
500,000	y	PSP Capital, Inc	0.530	05/02/16	499,772
300,000	y	PSP Capital, Inc	0.600	06/01/16	299,695
1,000,000	y	Roche Holdings, Inc	0.410	04/01/16	1,000,000
345,000	y	Roche Holdings, Inc	0.415	05/10/16	344,845

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 400,000		Royal Bank of Canada	0.540%	06/22/16	$399,508
500,000	y	Svenska Handelsbanken AB	0.550	04/29/16	499,786
500,000	y	Svenska Handelsbanken AB	0.470	05/20/16	499,680
570,000	y	Svenska Handelsbanken AB	0.570	06/06/16	569,404
500,000	y	Unilever Capital Corp	0.460	04/18/16	499,892
350,000	y	Unilever Capital Corp	0.500	04/25/16	349,883
475,000	y	Unilever Capital Corp	0.550	05/09/16	474,724
350,000	y	Unilever Capital Corp	0.550	06/27/16	349,535
350,000	y	United Overseas Bank Ltd	0.610	04/18/16	349,899
600,000	y	Wal-Mart Stores, Inc	0.480	04/28/16	599,784
250,000	y	Westpac Banking Corp	0.790	06/03/16	249,654

		TOTAL COMMERCIAL PAPER			28,262,365

GOVERNMENT AGENCY DEBT - 30.4%
500,000		Federal Farm Credit Bank (FFCB)	0.340	05/03/16	499,849
300,000		FFCB	0.520	11/09/16	299,038
1,144,000		Federal Home Loan Bank (FHLB)	0.350 - 0.370	04/06/16	1,143,944
930,000		FHLB	0.370 - 0.375	04/08/16	929,933
390,000		FHLB	0.360	04/11/16	389,961
480,000		FHLB	0.370	04/15/16	479,931
300,000		FHLB	0.410	04/18/16	299,942
750,000		FHLB	0.370	04/19/16	749,861
800,000		FHLB	0.370 - 0.385	04/20/16	799,841
2,655,000		FHLB	0.335 - 0.550	04/22/16	2,654,421
1,145,000		FHLB	0.320	04/26/16	1,144,746
1,199,000		FHLB	0.403 - 0.420	04/27/16	1,198,646
196,000		FHLB	0.350	04/29/16	195,946
239,000		FHLB	0.470	05/04/16	238,897
1,500,000		FHLB	0.375 - 0.410	05/06/16	1,499,436
590,000		FHLB	0.310	05/11/16	589,797
199,000		FHLB	0.410	05/20/16	198,889
500,000		FHLB	0.270	05/23/16	499,805
935,000		FHLB	0.325 - 0.450	05/27/16	934,473
760,000		FHLB	0.395 - 0.490	06/01/16	759,441
1,000,000		FHLB	0.390	06/03/16	999,318
191,000		FHLB	0.380	06/06/16	190,867
557,000		FHLB	0.620	06/08/16	556,348
820,000		FHLB	0.570	07/06/16	818,754
275,000		Federal Home Loan Mortgage Corp (FHLMC)	0.440	04/08/16	274,977
200,000		FHLMC	0.520	11/07/16	199,364
155,000		FHLMC	0.530	11/16/16	154,477
300,000		FHLMC	0.875	02/22/17	300,737
400,000		Federal National Mortgage Association (FNMA)	0.360	04/01/16	400,000
400,000		FNMA	0.350	04/20/16	399,926
1,000,000		FNMA	0.360	05/02/16	999,690
1,545,000		FNMA	0.335	05/18/16	1,544,324
300,000		FNMA	0.640	06/08/16	299,637
500,000		FNMA	0.535	11/04/16	498,388
200,000		FNMA	1.250	01/30/17	200,926

		TOTAL GOVERNMENT AGENCY DEBT			23,344,530

TREASURY DEBT - 17.1%
555,000		United States Treasury Bill	0.061 - 0.254	04/07/16	554,983
100,000		United States Treasury Bill	0.280	04/14/16	99,990
715,000		United States Treasury Bill	0.111 - 0.121	04/21/16	714,954
885,000		United States Treasury Bill	0.158 - 0.230	04/28/16	884,870
575,000		United States Treasury Bill	0.257 - 0.323	05/05/16	574,849
379,000		United States Treasury Bill	0.270 - 0.304	05/12/16	378,876
740,000		United States Treasury Bill	0.298 - 0.450	05/19/16	739,637
850,000		United States Treasury Bill	0.311 - 0.387	05/26/16	849,590
105,000		United States Treasury Bill	0.476	06/02/16	104,914
190,000		United States Treasury Bill	0.402 - 0.404	06/09/16	189,853
100,000		United States Treasury Bill	0.206	06/23/16	99,952
168,000		United States Treasury Bill	0.447	07/07/16	167,798
300,000		United States Treasury Bill	0.395	07/28/16	299,612
318,000		United States Treasury Bill	0.425 - 0.426	08/04/16	317,530
118,000		United States Treasury Bill	0.409	08/11/16	117,823
874,000		United States Treasury Bill	0.330 - 0.433	08/18/16	872,751

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 370,000		United States Treasury Bill	0.380 - 0.396%	08/25/16	$369,425
250,000		United States Treasury Bill	0.475	09/01/16	249,495
500,000		United States Treasury Bill	0.459	09/08/16	498,980
160,000		United States Treasury Bill	0.395	09/22/16	159,695
910,000		United States Treasury Note	0.250	04/15/16	910,026
100,000		United States Treasury Note	0.250	05/15/16	100,005
400,000		United States Treasury Note	0.375	05/31/16	400,057
500,000		United States Treasury Note	0.500	06/15/16	500,145
655,000		United States Treasury Note	0.500	06/30/16	655,260
550,000		United States Treasury Note	0.625	07/15/16	550,503
500,000		United States Treasury Note	0.625	08/15/16	500,266
468,000		United States Treasury Note	0.500	08/31/16	467,961
300,000		United States Treasury Note	0.875	09/15/16	300,494
200,000		United States Treasury Note	0.500	09/30/16	199,986
200,000		United States Treasury Note	0.625	11/15/16	200,154

		TOTAL TREASURY DEBT			13,030,434

VARIABLE RATE SECURITIES - 14.1%
438,000	i	Federal Farm Credit Bank (FFCB)	0.550	12/16/16	438,027
700,000	i	FFCB	0.480	12/30/16	699,611
500,000	i	FFCB	0.412	01/24/17	499,980
500,000	i	FFCB	0.441	03/02/17	500,001
500,000	i	FFCB	0.500	03/09/17	499,811
1,000,000	i	FFCB	0.431	06/15/17	999,853
300,000	i	FFCB	0.500	06/27/17	299,737
300,000	i	FFCB	0.478	08/04/17	299,635
425,000	i	FFCB	0.491	02/02/18	424,137
250,000	i	FFCB	0.590	02/06/18	249,889
250,000	i	FFCB	0.582	02/23/18	249,929
500,000	i	Federal Home Loan Bank (FHLB)	0.483	02/17/17	499,834
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.443	01/12/17	499,981
500,000	i	FHLMC	0.443	01/13/17	499,961
430,000	i	FHLMC	0.437	04/20/17	429,795
500,000	i	FHLMC	0.328	04/26/17	499,690
200,000	i	FHLMC	0.562	07/21/17	199,973
1,000,000	i	Federal National Mortgage Association (FNMA)	0.448	01/26/17	1,000,049
500,000	i	FNMA	0.452	07/20/17	499,537
500,000	i	FNMA	0.451	08/16/17	499,930
475,000	i	FNMA	0.451	10/05/17	474,063
300,000	i	Wells Fargo Bank NA	0.590	04/11/16	300,000

		TOTAL VARIABLE RATE SECURITIES			10,563,423

		TOTAL SHORT-TERM INVESTMENTS (Cost $76,500,752)			76,500,752

		TOTAL PORTFOLIO - 100.4% (Cost $76,500,752)			76,500,752
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(286,235)

		NET ASSETS - 100.0%			$76,214,517

i	Floating or variable rate security. Coupon reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 03/31/2016, the aggregate value of these securities was $20,237,114 or 26.6% of net assets.

TIAA-CREF Life Funds – Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

SHARES	SECURITY	VALUE

TIAA-CREF LIFE FUNDS - 99.9%(a)

FIXED INCOME - 49.3%
872,127	TIAA-CREF Life Bond Fund	$22,038,642

	TOTAL FIXED INCOME	22,038,642

INTERNATIONAL EQUITY - 10.1%
255,770	TIAA-CREF Life International Equity Fund	4,527,131

	TOTAL INTERNATIONAL EQUITY	4,527,131

U.S. EQUITY - 40.5%
151,977	TIAA-CREF Life Growth Equity Fund	4,221,909
128,873	TIAA-CREF Life Growth & Income Fund	4,531,170
125,226	TIAA-CREF Life Large-Cap Value Fund	3,938,353
26,371	TIAA-CREF Life Real Estate Securities Fund	914,822
30,835	TIAA-CREF Life Small-Cap Equity Fund	913,643
80,835	TIAA-CREF Life Stock Index Fund	3,620,595

	TOTAL U.S. EQUITY	18,140,492

	TOTAL TIAA-CREF FUNDS (Cost $45,415,913)	44,706,265

	TOTAL INVESTMENTS - 99.9% (Cost $45,415,913)	44,706,265
	OTHER ASSETS & LIABILITIES, NET - 0.1%	38,531

	NET ASSETS - 100.0%	$44,744,796

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New rule issuance: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and the impact to the Fund’s financial statements and related disclosures. As a result of these amendments, the Board has approved the conversion of the Money Market Fund to a “government money market fund.” The conversion will be effective on or before October 14, 2016.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of March 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2016, there were no material transfers between levels by the Funds.

As of March 31, 2016, 100% of the value of investments in the Growth Equity Fund, the Small-Cap Equity Fund, the Social Choice Equity Fund, and the Balanced Fund were valued based on Level 1 inputs.

As of March 31, 2016, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of March 31, 2016, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Equity Investments:
Consumer discretionary	$18,430,301	$1,024,386	$—	$19,454,687
Consumer staples	11,684,792	838,162	—	12,522,954
Financials	12,841,128	653,078	—	13,494,206
Health care	16,236,234	1,241,704	—	17,477,938
Information technology	29,564,256	619,521	—	30,183,777
Materials	3,686,510	217,716	—	3,904,226
All other equity investments*	24,895,862	—	—	24,895,862
Short-term investments	1,842,939	—	—	1,842,939
Purchased options	3,645	—	—	3,645
Written Options**	(12,792)	—	—	(12,792)
Total	$119,172,875	$4,594,567	$—	$123,767,442
Large-Cap Value
Equity Investments:
Consumer discretionary	$4,950,028	$840,036	$—	$5,790,064
Financials	14,828,335	151,910	—	14,980,245
Health care	7,097,322	239,673	—	7,336,995
Industrials	5,346,704	—	160	5,346,864
Information technology	9,018,875	106,973	—	9,125,848
Materials	2,990,075	4,540	—	2,994,615
All other equity investments*	18,161,905	—	—	18,161,905
Short-term investments	1,516,621	—	—	1,516,621
Total	$63,909,865	$1,343,132	$160	$65,253,157
Real Estate Securities
Equity Investments*	$72,728,614	$301,261	$—	$73,029,875
Total	$72,728,614	$301,261	$—	$73,029,875
Stock Index
Equity Investments:
Financials	$58,396,429	$—	$1,402	$58,397,831
Health care	44,877,746	—	177	44,877,923
Industrials	35,880,873	—	2,320	35,883,193
Telecommunication services	8,192,240	—	1,789	8,194,029
All other equity investments*	183,511,858	—	—	183,511,858
Short-term investments	9,043,390	—	—	9,043,390
Futures**	91,275	—	—	91,275
Total	$339,993,811	$—	$5,688	$339,999,499
International Equity
Equity Investments:
Asia	$—	$22,408,336	$—	$22,408,336
Europe	—	65,064,760	—	65,064,760
All other equity investments*	—	3,158,365	—	3,158,365
Short-term investments	3,286,467	—	—	3,286,467
Total	$3,286,467	$90,631,461	$—	$93,917,928
Bond
Bank loan obligations	$—	$2,463,897	$78,756	$2,542,653
Corporate bonds	—	83,237,340	—	83,237,340
Government bonds	—	59,789,793	—	59,789,793
Structured assets	—	32,784,269	101,908	32,886,177
Preferred stocks	69,588	—	—	69,588
Short-term investments	—	2,899,527	—	2,899,527
Total	$69,588	$181,174,826	$180,664	$181,425,078

*	For detailed categories, see the accompanying schedule of investments.

**	Derivative instruments, excluding purchased options, are not reflected in the schedule of investments.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At March 31, 2016, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 Mini Index	5	$554,800	June 2016	$18,141
Stock Index	S&P 500 E Mini Index	39	4,000,425	June 2016	91,275

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the schedule of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets and price movements in underlying security values.

The Growth & Income Fund had purchased options outstanding as of March 31, 2016:

	Number of contracts	Value
Growth & Income Fund
CyberArk Software Ltd, Call, 4/15/16 at $44	5	$500
Express Scripts Holding Co, Call, 5/20/16 at $72.50	13	1,638
G-III Apparel Group Ltd, Call, 4/15/16 at $50	4	400
Norwegian Cruise Line Holdings Ltd, Call, 4/15/16 at $55	5	735
Time Warner, Inc, Call, 4/1/16 at $74	11	132
Walt Disney Co, Call, 4/8/16 at $101	8	240
Total	46	$3,645

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

The Growth & Income Fund had written options outstanding as of March 31, 2016:

	Number of Contracts	Value
Growth & Income Fund
3M Co, Put, 4/8/16 at $157.50	4	$(48)
Acuity Brands, Inc, Call, 4/15/16 at $240	2	(260)
Acuity Brands, Inc, Put, 4/15/16 at $185	2	(230)
AMC Networks, Inc, Put, 4/15/16 at $60	8	(240)
AutoZone, Inc, Call, 4/15/16 at $820	1	(250)
Barrick Gold Corp, Put, 4/1/16 at $13	23	(23)
BioMarin Pharmaceutical, Inc, Call, 4/15/16 at $90	8	(880)
BioMarin Pharmaceutical, Inc, Put, 4/15/16 at $70	8	(280)
CyberArk Software Ltd, Put, 4/1/16 at $37.50	4	(250)
CyberArk Software Ltd, Put, 4/8/16 at $38	4	(170)
Dollar Tree, Inc, Put, 4/15/16 at $80	8	(440)
Edwards Lifesciences Corp, Call, 4/15/16 at $100	8	(320)
Edwards Lifesciences Corp, Put, 4/15/16 at $80	8	(600)
Gilead Sciences, Inc, Put, 4/1/16 at $88	8	(16)
IMAX Corp, Put, 4/15/16 at $29	16	(320)
Infinera Corp, Put, 4/15/16 at $14	18	(360)
Intuitive Surgical, Inc, Put, 4/1/16 at $560	2	(34)
Kansas City Southern, Put, 4/1/16 at $81	8	(336)
Lululemon Athletica, Inc, Call, 4/1/16 at $67	12	(1,128)
Lululemon Athletica, Inc, Put, 4/1/16 at $54	12	(12)
Manhattan Associates, Inc, Put, 4/15/16 at $50	12	(324)
Michaels Cos, Inc, Put, 4/15/16 at $25	13	(130)
MicroStrategy, Inc, Put, 4/15/16 at $160	3	(105)
Mohawk Industries, Inc, Call, 4/15/16 at $200	4	(210)
Mondelez International, Inc, Put, 4/15/16 at $39	15	(495)
Norwegian Cruise Line Holdings Ltd, Put, 4/15/16 at $45	6	(174)
PACCAR, Inc, Put, 4/15/16 at $50	13	(260)
Pinnacle Foods, Inc, Put, 4/15/16 at $40	8	(80)
PVH Corp, Call, 4/15/16 at $100	8	(1,200)
PVH Corp, Put, 4/15/16 at $80	8	(24)
Raytheon Co, Put, 4/15/16 at $115	7	(168)
Scotts Miracle-Gro Co, Put, 4/15/16 at $70	4	(120)
Sempra Energy, Put, 4/15/16 at $100	8	(400)
Sherwin-Williams Co, Put, 4/15/16 at $260	6	(240)
Sonic Corp, Call, 4/15/16 at $35	12	(1,080)
Universal Health Services, Inc, Call, 4/15/16 at $130	6	(660)
WABCO Holdings, Inc, Put, 4/15/16 at $95	5	(200)
WellCare Health Plans, Inc, Put, 4/15/16 at $90	5	(725)
Total	307	$(12,792)

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 4—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at December 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at March 31, 2016
TIAA-CREF Life Balanced Fund
TIAA-CREF Life Growth Equity	$3,933,592	$593,211	$176,486	$(11,053)	$—	$4,221,909
TIAA-CREF Life Growth & Income	4,223,974	509,391	159,045	(24,469)	—	4,531,170
TIAA-CREF Life Large-Cap Value	3,671,834	355,111	133,925	(34,170)	—	3,938,353
TIAA-CREF Life Real Estate Securities	852,526	91,848	69,533	(7,723)	—	914,822
TIAA-CREF Life Small Cap Equity	841,169	130,210	42,742	(11,836)	—	913,643
TIAA-CREF Life Stock Index	3,379,474	327,040	131,187	(11,402)	—	3,620,595
TIAA-CREF Life International Equity	4,234,141	554,056	235,861	(42,928)	—	4,527,131
TIAA-CREF Life Bond	21,412,095	1,594,655	1,580,991	(76,463)	—	22,038,642
	$42,548,805	$4,155,522	$2,529,770	$(220,044)	$—	$44,706,265

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. As of March 31, 2016, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Net unrealized appreciation (depreciation): At March 31, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Growth Equity	$59,110,225	$19,793,524	$(468,109)	$19,325,415
Growth & Income	98,949,554	26,348,851	(1,518,171)	24,830,680
Large-Cap Value	57,555,911	10,611,450	(2,914,204)	7,697,246
Real Estate Securities	52,157,801	22,014,154	(1,142,080)	20,872,074
Small-Cap Equity	45,903,325	6,301,084	(3,085,360)	3,215,724
Social Choice Equity	31,521,804	17,874,402	(1,411,977)	16,462,425
Stock Index	213,837,521	141,380,159	(15,309,456)	126,070,703
International Equity	92,457,985	7,420,929	(5,960,986)	1,459,943
Bond	180,569,992	3,501,522	(2,646,436)	855,086
Balanced	45,415,913	435,240	(1,144,888)	(709,648)

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: May 16, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 16, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and President (principal executive officer)

Date: May 16, 2016	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer